                             File Numbers  002-97564
                                           811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                       Post-Effective Amendment Number     X           35
                                                        -------      ------



                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment Number            X           252
                                                        -------      ------



                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)


                            Gary R. Christensen, Esq.
                       Senior Vice President, Secretary and
                                General Counsel
                       Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098
                   (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box) [_] immediately upon filing pursuant to paragraph (b)


[X]  on May 1, 2015 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(i)
[_]  on (date) pursuant to paragraph (a)(i)
[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                     VARIABLE ANNUITY CONTRACT PROSPECTUS
        FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                 OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                           https://www.securian.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

..   Fidelity(R) Variable Insurance Products Funds
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
  .   Templeton Developing Markets VIP Fund -- Class 2 Shares
..   Ivy Funds Variable Insurance Portfolios
  .   Ivy Funds VIP Asset Strategy
  .   Ivy Funds VIP Balanced
  .   Ivy Funds VIP Core Equity

  .   Ivy Funds VIP Global Growth

  .   Ivy Funds VIP International Core Equity


  .   Ivy Funds VIP Micro Cap Growth
  .   Ivy Funds VIP Science and Technology
  .   Ivy Funds VIP Small Cap Value
  .   Ivy Funds VIP Value
..   Janus Aspen Series
  .   Forty Portfolio -- Service Shares
  .   Overseas Portfolio -- Service Shares
..   Securian Funds Trust
  .   SFT Advantus Bond Fund -- Class 2 Shares
  .   SFT Advantus Index 400 Mid-Cap Fund -- Class 2 Shares
  .   SFT Advantus Index 500 Fund -- Class 2 Shares
  .   SFT Advantus International Bond Fund -- Class 2 Shares
  .   SFT Advantus Money Market Fund
  .   SFT Advantus Mortgage Securities Fund -- Class 2 Shares
  .   SFT Advantus Real Estate Securities Fund -- Class 2 Shares

  .   SFT Ivy/SM/ Growth Fund*
  .   SFT Ivy/SM/ Small Cap Growth Fund*

  .   SFT Pyramis(R) Core Equity Fund -- Class 2 Shares

   * 'Ivy' is the service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                   OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2015

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

        SPECIAL TERMS                                                 1

        HOW TO CONTACT US
                                                                      2

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      3

        EXPENSE TABLE
                                                                      5

        GENERAL DESCRIPTIONS
                                                                      9
              Minnesota Life Insurance Company                        9
              Variable Annuity Account                                9
              The Funds                                               9
              Additions, Deletions or Substitutions                  11
              Compensation Paid for the Sale of Contracts            11
              Payments Made by Underlying Mutual Funds               13

        CONTRACT CHARGES
                                                                     15
              Sales Charges                                          15
              Mortality and Expense Risk Charges                     16
              Premium Taxes                                          16

        VOTING RIGHTS
                                                                     16

        DESCRIPTION OF THE CONTRACTS
                                                                     17
              General Provisions                                     17
              Annuity Payments and Options                           19
              Death Benefits                                         23
              Abandoned Property Requirements                        24
              Purchase Payments and Value of the Contract            25
              Redemptions                                            29
              General Account                                        30

        FEDERAL TAX STATUS
                                                                     30

        PERFORMANCE DATA
                                                                     38

        RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
                                                                     38

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     39

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.


CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.


CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts paid to us under your contract.

SEPARATE ACCOUNT:  see definition of Variable Annuity Account.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

             To receive a current copy of the MultiOption(R) Variable Annuity Statement of Additional
                Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                 Minnesota Life Insurance Company
                 Annuity Services
                 P.O. Box 64628
                 St. Paul, MN 55164-0628

                                      Name __________
                                      Address _______
                                      City State Zip

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.11% to 1.61% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  6% decreasing uniformly by .05% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  9% decreasing uniformly by .075% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

*Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                          MINIMUM  MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        -------- --------
(expenses that are deducted from portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)       0.46%    1.61%

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

MULTIOPTION SINGLE
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $785  $1,289  $1,809   $3,185   $289   $886   $1,508   $3,185
MINIMUM PORTFOLIO EXPENSES   $676  $  957  $1,248   $2,024   $175   $540   $  930   $2,024


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $800  $1,331  $1,880   $3,327   $304   $930   $1,582   $3,327
MINIMUM PORTFOLIO EXPENSES   $691  $1,001  $1,323   $2,184   $189   $586   $1,008   $2,184

MULTIOPTION FLEX
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,034 $1,490  $1,959   $3,185   $289   $886   $1,508   $3,185
MINIMUM PORTFOLIO EXPENSES  $  927 $1,165  $1,406   $2,024   $174   $540   $  930   $2,024


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,048 $1,532  $2,029   $3,327   $304   $930   $1,582   $3,327
MINIMUM PORTFOLIO EXPENSES  $  941 $1,208  $1,481   $2,184   $189   $586   $1,008   $2,184


The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    .   a life annuity;

    . a life annuity with a period certain of 120 months, 180 months or 240 months;

    .   a joint and last survivor annuity; and

    .   a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract. If you received a Summary Prospectus for a Portfolio, please follow the directions on the first page of the Summary Prospectus to obtain a copy of the full Portfolio Prospectus.

                                                                    INVESTMENT                           INVESTMENT
                   FUND/PORTFOLIO                                    ADVISER                            SUB-ADVISER
                   --------------                                    -------                            -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio - Service Class 2 Shares      Fidelity Management & Research Company  Fidelity Management &
                                                                                              Research Company
                                                                                              (FMR) is the fund's manager.
                                                                                              FMR Co., Inc.
                                                                                              and other affiliates of
                                                                                              FMR serve as
                                                                                              sub-advisers for the fund.
Mid Cap Portfolio - Service Class 2 Shares            Fidelity Management & Research Company  Fidelity Management &
                                                                                              Research Company
                                                                                              (FMR) is the fund's manager.
                                                                                              FMR Co., Inc.
                                                                                              and other affiliates of
                                                                                              FMR serve as
                                                                                              sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund - Class 2      Franklin Advisers, Inc.
Shares
Templeton Developing Markets VIP Fund - Class 2       Templeton Asset Management Ltd.
Shares
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset Strategy                          Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Balanced                                Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Core Equity                             Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Global Growth                           Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP International Core Equity               Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Micro Cap Growth                        Waddell & Reed Investment Management    Wall Street Associates, LLC
                                                      Company
Ivy Funds VIP Science and Technology                  Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Small Cap Value                         Waddell & Reed Investment Management
                                                      Company
Ivy Funds VIP Value                                   Waddell & Reed Investment Management
                                                      Company
JANUS ASPEN SERIES
Forty Portfolio - Service Shares                      Janus Capital Management LLC
Overseas Portfolio - Service Shares                   Janus Capital Management LLC
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund - Class 2 Shares               Advantus Capital Management, Inc.
SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares  Advantus Capital Management, Inc.
SFT Advantus Index 500 Fund - Class 2 Shares          Advantus Capital Management, Inc.
SFT Advantus International Bond Fund - Class 2 Shares Advantus Capital Management, Inc.       Franklin Advisers, Inc.
SFT Advantus Money Market Fund*                       Advantus Capital Management, Inc.
SFT Advantus Mortgage Securities Fund - Class 2       Advantus Capital Management, Inc.
Shares
SFT Advantus Real Estate Securities Fund - Class 2    Advantus Capital Management, Inc.
Shares
SFT Ivy/SM/ Growth Fund                               Advantus Capital Management, Inc.       Waddell & Reed Investment
                                                                                              Management Company
SFT Ivy/SM/ Small Cap Growth Fund                     Advantus Capital Management, Inc.       Waddell & Reed Investment
                                                                                              Management Company
SFT Pyramis(R) Core Equity Fund - Class 2 Shares      Advantus Capital Management, Inc.       Pyramis(R) Global Advisors, Inc.


*Although the SFT Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the SFT Advantus Money Market Fund. An investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Advantus Money Market Fund may become extremely low and possibly negative.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

E. COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:
    Securian Financial Services, Inc.
    CRI Securities, LLC
    H.Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

     ADDITIONAL PAYMENT TYPE                    DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Access or Visibility   Access to registered representatives and/or broker dealers such as one-on-one wholesaler visits or attendance at
                                    national/regional sales meetings or similar events;
                                    inclusion of our products on a broker-dealer's "preferred
                                    list"; participation in or visibility at national and/or
                                    regional conferences; articles in broker-dealer or similar publications promoting our services or products
-----------------------------------------------------------------------------------------------
Payments for Gifts & Entertainment  Occasional meals and/or entertainment, tickets to sporting/other events, and other gifts.
-----------------------------------------------------------------------------------------------
Payments for Marketing Support      Joint marketing campaigns, broker-dealer event
                                    participation/advertising; sponsorship of broker-dealer
                                    sales contests or promotions in which participants
                                    (including registered representatives) receive prizes
                                    such as travel, awards, merchandise or other recognition
-----------------------------------------------------------------------------------------------

      ADDITIONAL PAYMENT TYPE                   DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Technical Type Support  Sales support through the provision of hardware, software, or links to our websites from broker-dealer
                                     websites and other expense allowance or reimbursement
-----------------------------------------------------------------------------------------------
Payments for Training                Educational, due diligence, sales or training seminars,
                                     conferences and programs, sales and service desk
                                     training, and/or client or prospect seminar sponsorships.
-----------------------------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 4.75% of purchase payments (i.e., base commission plus additional payments). A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based on their production or persistency. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

F. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                                     DEFERRED SALES CHARGE
                               --------------------------------
                               FLEXIBLE PAYMENT  SINGLE PAYMENT
                BEGINNING OF   VARIABLE ANNUITY VARIABLE ANNUITY
                CONTRACT YEAR      CONTRACT         CONTRACT
                -------------  ---------------- ----------------
                      1              9.0%             6.0%
                      2              8.1              5.4
                      3              7.2              4.8
                      4              6.3              4.2
                      5              5.4              3.6
                      6              4.5              3.0
                      7              3.6              2.4
                      8              2.7              1.8
                      9              1.8              1.2
                     10              0.9              0.6
                     11                0                0

No deferred sales charge is deducted from the accumulation value withdrawn if:

    . the withdrawal occurs after a contract has been in force for at least ten contract years,

    . withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    .   the withdrawal is on account of the annuitant's death, or

    . the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

    . the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

    . for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

   (a) Single Payment Variable Annuity Contract

       This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

   (b) Flexible Payment Variable Annuity Contract

       This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

   . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

   . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both:
(a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option


You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

3. Optional Annuity Forms

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Calculation of Your First Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS


The contracts provide that in the event of the death of any owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    .   when payments must begin, and

    .   the time of distribution in the event of that spouse's death.


If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the beneficiary on the death of any annuitant, if death occurs before annuity payments begin.


The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    . days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    . days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and,

    . customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

    .   the dollar amount of the transfer(s);

    . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

    . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

    .   the number of transfers in the previous calendar quarter;

    . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

4. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    . the value of an accumulation unit on the immediately preceding valuation date by

    . the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    . the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    .   the accumulation value of the contract, or

    .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

F. GENERAL ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In

Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Services ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the Treasury Department and IRS did not recognize civil unions or a registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

In addition to federal tax laws, you should consider how your relationship will be recognized for state tax law purposes. You are strongly encouraged to consult with your tax advisor about these issues if you are in a same-sex marriage, civil union, or domestic partnership.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its funds.

Nonetheless, we believe that each fund of Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The

"investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distribution from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    .   where the taxpayer is 59 1/2 or older,

    .   where payment is made on account of the taxpayer's disability, or

    .   where payment is made by reason of the death of the owner, and

    .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    .   contributions in excess of specified limits;

    .   distributions prior to age 59 1/2 (subject to certain exceptions);

    . distributions that do not conform to specified minimum distribution rules; and

    .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.


IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.


WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    . one of a series of substantially equal annual (or more frequent) payments made:

       .  over the life or life expectancy of the employee,

       . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       .  for a specified period of ten years or more;

    .   a required minimum distribution;

    .   a hardship distribution; or

    .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon:
(1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the

ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
         General Information and History
         Distribution of Contracts
         Performance
         Independent Registered Public Accounting Firm
         Registration Statement
         Financial Statements

                  APPENDIX A--CONDENSED FINANCIAL INFORMATION

   The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.



                                                                                                    YEAR ENDED DECEMBER 31,
                                                        --------------------------------------------------------------------
                                                            2014         2013       2012       2011       2010       2009
                                                        ----------    ---------- ---------- ---------- ---------- ----------
SFT Advantus Bond Sub-Account (h):
 Unit value at beginning of period.....................      $4.02         $4.10      $3.87      $3.62      $3.35      $2.94
 Unit value at end of period...........................      $4.22         $4.02      $4.10      $3.87      $3.62      $3.35
 Number of units outstanding at end of period..........  5,079,023     5,795,451  6,826,315  7,643,149  8,510,044  9,766,503
SFT Advantus Index 400 Mid-Cap Sub-Account (h):
 Unit value at beginning of period.....................      $3.69         $2.81      $2.43      $2.52      $2.02      $1.50
 Unit value at end of period...........................      $3.98         $3.69      $2.81      $2.43      $2.52      $2.02
 Number of units outstanding at end of period..........  1,721,727     2,032,386  2,175,841  2,605,353  2,935,428  3,283,363
SFT Advantus Index 500 Sub-Account (h):
 Unit value at beginning of period.....................      $7.40         $5.69      $4.99      $4.97      $4.40      $3.54
 Unit value at end of period...........................      $8.27         $7.40      $5.69      $4.99      $4.97      $4.40
 Number of units outstanding at end of period..........  5,412,775     6,135,110  6,818,153  7,737,895  8,958,020 10,164,447
SFT Advantus International Bond Sub-Account (h):
 Unit value at beginning of period.....................      $2.31         $2.34      $2.04      $2.07      $1.84      $1.59
 Unit value at end of period...........................      $2.32         $2.31      $2.34      $2.04      $2.07      $1.84
 Number of units outstanding at end of period.......... 11,515,064    11,910,502 12,462,597 12,983,438 13,547,631 13,652,589
SFT Advantus Money Market Sub-Account (h):
 Unit value at beginning of period.....................      $1.90         $1.92      $1.94      $1.97      $1.99      $2.01
 Unit value at end of period...........................      $1.87         $1.90      $1.92      $1.94      $1.97      $1.99
 Number of units outstanding at end of period..........  3,727,817     4,227,917  5,150,729  7,053,043  7,066,059  8,282,109
SFT Advantus Mortgage Securities Sub-Account (h):
 Unit value at beginning of period.....................      $3.42         $3.53      $3.46      $3.28      $3.11      $2.91
 Unit value at end of period...........................      $3.57         $3.42      $3.53      $3.46      $3.28      $3.11
 Number of units outstanding at end of period..........  3,879,640     4,328,287  4,849,916  5,592,981  6,268,639  7,257,006
SFT Advantus Real Estate Securities Sub-Account (h):
 Unit value at beginning of period.....................      $3.07         $3.07      $2.64      $2.53      $1.99      $1.62
 Unit value at end of period...........................      $3.95         $3.07      $3.07      $2.64      $2.53      $1.99
 Number of units outstanding at end of period..........  2,056,236     1,988,644  2,279,436  2,414,020  2,830,761  2,949,093
SFT Ivy/SM/ Growth Sub-Account (k) (l):
 Unit value at beginning of period.....................      $6.58(q)
 Unit value at end of period...........................      $7.35
 Number of units outstanding at end of period..........  7,270,088
SFT Ivy/SM/ Small Cap Growth Sub-Account (m) (n):
 Unit value at beginning of period.....................      $3.36(q)
 Unit value at end of period...........................      $3.61
 Number of units outstanding at end of period..........  5,468,961
SFT Pyramis(R) Core Equity Sub-Account (o) (p):
 Unit value at beginning of period.....................      $1.93(q)
 Unit value at end of period...........................      $2.13
 Number of units outstanding at end of period..........  3,783,763
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period.....................      $1.79         $1.42      $1.23      $1.23      $1.09      $0.85
 Unit value at end of period...........................      $1.92         $1.79      $1.42      $1.23      $1.23      $1.09
 Number of units outstanding at end of period..........  3,722,354     4,300,313  4,919,483  5,699,611  6,790,184  8,227,888
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period.....................      $3.63         $2.70      $2.39      $2.71      $2.14      $1.55
 Unit value at end of period...........................      $3.80         $3.63      $2.70      $2.39      $2.71      $2.14
 Number of units outstanding at end of period..........  1,944,019     2,240,417  2,525,577  3,129,268  3,674,821  4,143,603
Franklin Small-Mid Cap Growth VIP Sub-Account (a) (i):
 Unit value at beginning of period.....................      $1.23         $0.90      $0.82      $0.88      $0.70      $0.49
 Unit value at end of period...........................      $1.31         $1.23      $0.90      $0.82      $0.88      $0.70
 Number of units outstanding at end of period..........  1,896,366     2,093,259  2,205,615  2,313,133  2,703,633  3,137,770
Ivy Funds VIP Asset Strategy Sub-Account (e):
 Unit value at beginning of period.....................      $3.17         $2.57      $2.18      $2.38      $1.50      $1.80
 Unit value at end of period...........................      $2.97         $3.17      $2.57      $2.18      $2.38      $1.50
 Number of units outstanding at end of period..........  3,767,546     4,267,225  4,750,797  5,184,039  5,977,742    688,819
Ivy Funds VIP Balanced Sub-Account (e):
 Unit value at beginning of period.....................      $6.92         $5.67      $5.13      $5.03      $4.35      $3.89
 Unit value at end of period...........................      $7.35         $6.92      $5.67      $5.13      $5.03      $4.35
 Number of units outstanding at end of period..........  9,485,935    10,442,904 11,373,314 12,892,195 14,385,654 16,625,563



                                                        --------------------------------------------
                                                           2008       2007       2006       2005
                                                        ---------- ---------- ---------- ----------
SFT Advantus Bond Sub-Account (h):
 Unit value at beginning of period.....................      $3.44      $3.41      $3.29      $3.26
 Unit value at end of period...........................      $2.94      $3.44      $3.41      $3.29
 Number of units outstanding at end of period.......... 11,255,977 14,599,496 17,493,074 21,740,309
SFT Advantus Index 400 Mid-Cap Sub-Account (h):
 Unit value at beginning of period.....................      $2.40      $2.26      $2.08      $1.88
 Unit value at end of period...........................      $1.50      $2.40      $2.26      $2.08
 Number of units outstanding at end of period..........  4,095,324  5,249,690  6,298,909  7,570,142
SFT Advantus Index 500 Sub-Account (h):
 Unit value at beginning of period.....................      $5.70      $5.50      $4.83      $4.69
 Unit value at end of period...........................      $3.54      $5.70      $5.50      $4.83
 Number of units outstanding at end of period.......... 12,178,353 15,819,156 19,059,217 24,093,348
SFT Advantus International Bond Sub-Account (h):
 Unit value at beginning of period.....................      $1.54      $1.43      $1.39      $1.54
 Unit value at end of period...........................      $1.59      $1.54      $1.43      $1.39
 Number of units outstanding at end of period.......... 14,575,070 15,287,851 15,794,277 23,825,177
SFT Advantus Money Market Sub-Account (h):
 Unit value at beginning of period.....................      $2.00      $1.93      $1.88      $1.85
 Unit value at end of period...........................      $2.01      $2.00      $1.93      $1.88
 Number of units outstanding at end of period.......... 12,790,007  8,963,339  7,728,496  7,340,031
SFT Advantus Mortgage Securities Sub-Account (h):
 Unit value at beginning of period.....................      $3.39      $3.33      $3.20      $3.15
 Unit value at end of period...........................      $2.91      $3.39      $3.33      $3.20
 Number of units outstanding at end of period..........  9,224,914 12,978,527 16,383,997 21,167,115
SFT Advantus Real Estate Securities Sub-Account (h):
 Unit value at beginning of period.....................      $2.57      $3.09      $2.39      $2.18
 Unit value at end of period...........................      $1.62      $2.57      $3.09      $2.39
 Number of units outstanding at end of period..........  3,952,832  5,220,389  8,131,024  9,650,680
SFT Ivy/SM/ Growth Sub-Account (k) (l):
 Unit value at beginning of period.....................
 Unit value at end of period...........................
 Number of units outstanding at end of period..........
SFT Ivy/SM/ Small Cap Growth Sub-Account (m) (n):
 Unit value at beginning of period.....................
 Unit value at end of period...........................
 Number of units outstanding at end of period..........
SFT Pyramis(R) Core Equity Sub-Account (o) (p):
 Unit value at beginning of period.....................
 Unit value at end of period...........................
 Number of units outstanding at end of period..........
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period.....................      $1.50      $1.50      $1.27      $1.21
 Unit value at end of period...........................      $0.85      $1.50      $1.50      $1.27
 Number of units outstanding at end of period.......... 10,527,051 12,951,707 15,136,056 16,208,622
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period.....................      $2.60      $2.28      $2.05      $1.76
 Unit value at end of period...........................      $1.55      $2.60      $2.28      $2.05
 Number of units outstanding at end of period..........  5,106,993  7,017,770  8,356,830  9,739,365
Franklin Small-Mid Cap Growth VIP Sub-Account (a) (i):
 Unit value at beginning of period.....................      $0.86      $0.79      $0.73      $0.71
 Unit value at end of period...........................      $0.49      $0.86      $0.79      $0.73
 Number of units outstanding at end of period..........  3,654,633  4,518,203  5,471,454  7,153,085
Ivy Funds VIP Asset Strategy Sub-Account (e):
 Unit value at beginning of period.....................      $2.45      $1.72      $1.45      $1.18
 Unit value at end of period...........................      $1.80      $2.45      $1.72      $1.45
 Number of units outstanding at end of period..........  7,643,149  8,770,222  8,417,941  4,847,507
Ivy Funds VIP Balanced Sub-Account (e):
 Unit value at beginning of period.....................      $4.99      $4.44      $4.05      $3.90
 Unit value at end of period...........................      $3.89      $4.99      $4.44      $4.05
 Number of units outstanding at end of period.......... 20,137,467 24,858,287 30,601,444 39,037,319

                                                                                                YEAR ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                         2014      2013      2012       2011       2010       2009       2008
                                                       --------- --------- --------- ---------- ---------- ---------- ----------
Ivy Funds VIP Core Equity Sub-Account (e):
 Unit value at beginning of period....................     $1.96     $1.49     $1.27      $1.26      $1.06      $0.86      $1.34
 Unit value at end of period..........................     $2.12     $1.96     $1.49      $1.27      $1.26      $1.06      $0.86
 Number of units outstanding at end of period......... 1,411,381 1,458,879 1,549,916  1,739,021  1,931,732  2,136,330  2,811,607
Ivy Funds VIP Global Growth Sub-Account (c) (e) (r):
 Unit value at beginning of period....................     $2.13     $1.81     $1.55      $1.70      $1.77      $1.19      $2.09
 Unit value at end of period..........................     $2.12     $2.13     $1.81      $1.55      $1.70      $1.77      $1.19
 Number of units outstanding at end of period.........   448,451   477,631   515,662    490,464    636,662  1,091,210    900,834
Ivy Funds VIP International Core Equity
 Sub-Account (d) (e) (g):
 Unit value at beginning of period....................     $4.68     $3.79     $3.39      $3.98      $3.53      $2.61      $4.58
 Unit value at end of period..........................     $4.68     $4.68     $3.79      $3.39      $3.98      $3.53      $2.61
 Number of units outstanding at end of period......... 7,119,677 8,097,198 9,029,586 10,209,871 12,034,644 14,099,654 17,243,507
Ivy Funds VIP Micro Cap Growth Sub-Account (e):
 Unit value at beginning of period....................     $3.46     $2.23     $2.02      $2.19      $1.58      $1.13      $2.20
 Unit value at end of period..........................     $3.36     $3.46     $2.23      $2.02      $2.19      $1.58      $1.13
 Number of units outstanding at end of period.........   858,515 1,159,066 1,179,503  1,350,681  1,806,308  1,608,285  2,082,632
Ivy Funds VIP Science and Technology Sub-Account (e):
 Unit value at beginning of period....................     $3.58     $2.32     $1.84      $1.98      $2.22      $1.25      $1.91
 Unit value at end of period..........................     $3.64     $3.58     $2.32      $1.84      $1.98      $2.22      $1.25
 Number of units outstanding at end of period.........   819,802 1,063,505   962,846    916,372    950,006  6,733,198  1,080,737
Ivy Funds VIP Small Cap Value Sub-Account (e):
 Unit value at beginning of period....................     $3.01     $2.28     $1.95      $2.26      $1.81      $1.42      $1.95
 Unit value at end of period..........................     $3.18     $3.01     $2.28      $1.95      $2.26      $1.81      $1.42
 Number of units outstanding at end of period......... 1,967,244 2,224,670 2,513,487  2,948,415  3,449,733  3,966,321  5,046,842
Ivy Funds VIP Value Sub-Account (e):
 Unit value at beginning of period....................     $3.57     $2.67     $2.27      $2.48      $2.12      $1.69      $2.59
 Unit value at end of period..........................     $3.91     $3.57     $2.67      $2.27      $2.48      $2.12      $1.69
 Number of units outstanding at end of period......... 5,130,435 5,578,357 6,217,347  7,123,045  8,282,734  9,616,975 11,449,689
Janus Aspen Forty Sub-Account (b):
 Unit value at beginning of period....................     $1.40     $1.08     $0.89      $0.96      $0.92      $0.64      $1.16
 Unit value at end of period..........................     $1.50     $1.40     $1.08      $0.89      $0.96      $0.92      $0.64
 Number of units outstanding at end of period......... 3,111,699 3,801,268 4,740,825  5,416,256  6,280,701  7,421,860  8,458,024
Janus Aspen Overseas Sub-Account (f):
 Unit value at beginning of period....................     $1.47     $1.30     $1.17      $1.74      $1.41      $0.80      $1.69
 Unit value at end of period..........................     $1.28     $1.47     $1.30      $1.17      $1.74      $1.41      $0.80
 Number of units outstanding at end of period......... 2,768,705 3,290,670 3,970,583  4,785,501  5,773,276  6,649,269  7,483,626
Templeton Developing Markets VIP Sub-Account (j):
 Unit value at beginning of period....................     $1.56     $1.59     $1.42      $1.71      $1.48      $0.87      $1.85
 Unit value at end of period..........................     $1.41     $1.56     $1.59      $1.42      $1.71      $1.48      $0.87
 Number of units outstanding at end of period......... 2,143,604 2,537,049 2,952,435  3,370,930  3,975,960  4,708,458  5,487,853



                                                       ---------------------------------
                                                          2007       2006       2005
                                                       ---------- ---------- ----------
Ivy Funds VIP Core Equity Sub-Account (e):
 Unit value at beginning of period....................      $1.19      $1.03      $0.96
 Unit value at end of period..........................      $1.34      $1.19      $1.03
 Number of units outstanding at end of period.........  3,730,172  4,638,016  5,565,945
Ivy Funds VIP Global Growth Sub-Account (c) (e) (r):
 Unit value at beginning of period....................      $1.74      $1.46      $1.27
 Unit value at end of period..........................      $2.09      $1.74      $1.46
 Number of units outstanding at end of period.........  1,105,956  1,136,384    636,766
Ivy Funds VIP International Core Equity
 Sub-Account (d) (e) (g):
 Unit value at beginning of period....................      $4.22      $3.30      $3.01
 Unit value at end of period..........................      $4.58      $4.22      $3.30
 Number of units outstanding at end of period......... 22,160,089 27,393,763 33,884,157
Ivy Funds VIP Micro Cap Growth Sub-Account (e):
 Unit value at beginning of period....................      $2.10      $1.89      $1.58
 Unit value at end of period..........................      $2.20      $2.10      $1.89
 Number of units outstanding at end of period.........  3,028,759  3,928,390  4,948,903
Ivy Funds VIP Science and Technology Sub-Account (e):
 Unit value at beginning of period....................      $1.56      $1.46      $1.26
 Unit value at end of period..........................      $1.91      $1.56      $1.46
 Number of units outstanding at end of period.........  1,329,231  1,116,693  1,085,467
Ivy Funds VIP Small Cap Value Sub-Account (e):
 Unit value at beginning of period....................      $2.06      $1.78      $1.73
 Unit value at end of period..........................      $1.95      $2.06      $1.78
 Number of units outstanding at end of period.........  6,950,933  8,574,690 10,579,795
Ivy Funds VIP Value Sub-Account (e):
 Unit value at beginning of period....................      $2.57      $2.23      $2.16
 Unit value at end of period..........................      $2.59      $2.57      $2.23
 Number of units outstanding at end of period......... 14,743,188 18,269,682 23,006,867
Janus Aspen Forty Sub-Account (b):
 Unit value at beginning of period....................      $0.86      $0.80      $0.72
 Unit value at end of period..........................      $1.16      $0.86      $0.80
 Number of units outstanding at end of period.........  9,733,429 11,070,560 12,825,890
Janus Aspen Overseas Sub-Account (f):
 Unit value at beginning of period....................      $1.34      $0.93      $0.71
 Unit value at end of period..........................      $1.69      $1.34      $0.93
 Number of units outstanding at end of period......... 10,371,926 11,150,870  9,515,373
Templeton Developing Markets VIP Sub-Account (j):
 Unit value at beginning of period....................      $1.46      $1.15      $0.92
 Unit value at end of period..........................      $1.85      $1.46      $1.15
 Number of units outstanding at end of period.........  7,440,021  8,887,168  9,160,472



(a)Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.
(b)Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.
(c)Prior to May 1, 2005, the sub-account was known as W&R Target International Portfolio.
(d)Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.
(e)W&R Target Funds, Inc. changed to Ivy Funds Variable Insurance Portfolios effective July 31, 2008.
(f)Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.
(g)Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.
(h)The Advantus Series Fund, Inc. changed its name to Securian Fund Trust effective May 1, 2012.
(i)Franklin Small-Mid Cap Growth Securities changed its name to Franklin Small-Mid Cap Growth VIP effective May 1, 2014.
(j)Templeton Developing Markets Securities changed its name to Templeton Developing Markets VIP effective May 1, 2014.
(k)SFT Ivy/SM/ Growth was made available effective May 1, 2014.
(l)Ivy Funds VIP Growth substituted into SFT Ivy/SM/ Growth effective May 1,
   2014.
(m)SFT Ivy/SM/ Small Cap Growth was made available effective May 1, 2014.
(n)Ivy Funds VIP Small Cap Growth substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.
(o)SFT Pyramis(R) Core Equity was made available effective May 1, 2014.
(p)Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(q)Period from May 1, 2014, commencement of operations, to December 31, 2014.
(r)Ivy Funds VIP International Growth changed its name to Ivy Funds VIP Global Growth effective January 1, 2015.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.72% and 10.00%.

For illustration purposes, an average annual expense equal to 2.22% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.22% includes: 1.25% for mortality and expense risk and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN


PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.72% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                  Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                   [CHART]

                      0.00% Gross            6.72% Gross            10.00% Gross
     Age             (-2.22% Net)            (4.50% Net)             (7.78% Net)
    -----            ------------            -----------             -----------
     65                  $631                    $631                   $631
     68                  $517                    $631                   $693
     71                  $424                    $631                   $760
     74                  $347                    $631                   $834
     77                  $284                    $631                   $915
     80                  $233                    $631                 $1,004
     83                  $191                    $631                 $1,101
     86                  $156                    $631                 $1,208
     89                  $128                    $631                 $1,326
     92                  $105                    $631                 $1,454
     95                   $86                    $631                 $1,596
     98                   $70                    $631                 $1,751

                 VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                            MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                            -----------------------------------------------------------
              BEGINNING     0.00% GROSS          6.72% GROSS        10.00% GROSS
               OF YEAR  AGE (-2.22% NET)         (4.50% NET)        (7.78% NET)
               -------  --- ------------         -----------        ------------
                 1...   65      $631                $631               $  631
                 4...   68      $517                $631               $  693
                 7...   71      $424                $631               $  760
                10...   74      $347                $631               $  834
                13...   77      $284                $631               $  915
                16...   80      $233                $631               $1,004
                19...   83      $191                $631               $1,101
                22...   86      $156                $631               $1,208
                25...   89      $128                $631               $1,326
                28...   92      $105                $631               $1,454
                31...   95      $ 86                $631               $1,596
                34...   98      $ 70                $631               $1,751


If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $516.95.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008.

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in Code Section 403(b) arrangements, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2;
(2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2015


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contracts
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

     . SECURIAN FUNDS TRUST - IVY(R) SMALL CAP GROWTH FUND --

             (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

             (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     . SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2014, 2013 and 2012 were $43,100,936, $52,801,236 and $31,319,623 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, or any non-recurring fees. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any deferred sales charges, charges for premium taxes and/or any other taxes, or any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the mortality and expense fee.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                YIELD = 2[a-b + 1)6 - 1]
                                          CD

Where a  = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                December 31, 2014

       (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                December 31, 2014

                                TABLE OF CONTENTS

                                                                  PAGE
Independent Registered Public Accounting Firm Report                 1

Statements of Assets, Liabilities, and Contract Owners' Equity       2

Statements of Operations                                            18

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       54

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statement of assets, liabilities, and contract owner's equity of the sub-accounts of Variable Annuity Account, as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities owned at December 31, 2014 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Variable Annuity Account as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                 /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2015

           KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
           ("KPMG International"), a Swiss entity.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN
                                               VPS         ALLIANBERN     AM CENTURY     AM CENTURY     AMER FUNDS     AMER FUNDS
                                            DYNASSTALL      VPS INTL       VP INC &     VP INFL PRO    IS GLBL BOND     IS GLBL
                                               CL B        VALUE CL B     GRO CL II        CL II           CL 2       GROWTH CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   51,576,638        816,348      3,998,774     79,349,014      4,224,282      8,536,344
Receivable from Minnesota Life for
    contract purchase payments                        --             --        186,040             --             --         29,903
Receivable for investments sold                    4,147             34             --         51,443         88,104             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          51,580,785        816,382      4,184,814     79,400,457      4,312,386      8,566,247
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges              4,557             41             --         51,980         88,129             --
Payable for investments purchased                     --             --        186,065             --             --         29,960
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          4,557             41        186,065         51,980         88,129         29,960
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            51,576,228        816,341      3,998,749     79,348,477      4,224,257      8,536,287
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              51,576,228        816,341      3,998,749     79,348,477      4,224,257      8,536,287
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   51,576,228        816,341      3,998,749     79,348,477      4,224,257      8,536,287
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      4,419,592         60,876        395,136      7,637,056        360,434        312,687
        Investments at cost               $   51,302,339        780,085      2,799,240     85,834,554      4,375,890      8,159,855

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                            AMER FUNDS     AMER FUNDS     AMER FUNDS                    AMER FUNDS       IS US
                                            IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS       IS NEW      GOVT/AAA CL
                                             CP CL 2           2           INC CL 2     IS INTL CL 2    WORLD CL 2         2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $    4,298,926     20,329,016     12,540,008     14,093,536      5,741,865      7,477,535
Receivable from Minnesota Life for
    contract purchase payments                    30,032             --             --            592            978            949
Receivable for investments sold                       --         81,762         44,969             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           4,328,958     20,410,778     12,584,977     14,094,128      5,742,843      7,478,484
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --         81,939         45,084             --             --             --
Payable for investments purchased                 30,068             --             --            689          1,025            993
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         30,068         81,939         45,084            689          1,025            993
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                             4,298,890     20,328,839     12,539,893     14,093,439      5,741,818      7,477,491
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period               4,298,890     20,328,839     12,539,893     14,093,439      5,741,818      7,477,491
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $    4,298,890     20,328,839     12,539,893     14,093,439      5,741,818      7,477,491
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                        167,665        254,622        239,267        694,605        279,546        608,424
        Investments at cost               $    4,225,957     18,098,833     10,908,371     13,356,169      6,408,089      7,463,733

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FIDELITY VIP                  FRANKLIN DEV     FRANKLIN       FRANKLIN     FRANKLIN SM-
                                             EQUITY-      FIDELITY VIP   MKTS VIP CL     MUTUAL SHS    SMALL CP VAL     MD CP GR
                                            INCOME SC2    MID CAP SC2         2           VIP CL 2       VIP CL 2       VIP CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   84,793,517     43,106,359     24,440,232      8,915,865     25,728,273     11,531,136
Receivable from Minnesota Life for
    contract purchase payments                     5,051             --             --             --          6,157             --
Receivable for investments sold                       --        123,039         12,173            733             --         12,730
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          84,798,568     43,229,398     24,452,405      8,916,598     25,734,430     11,543,866
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --        123,258         12,305            776             --         12,774
Payable for investments purchased                  5,562             --             --             --          6,348             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          5,562        123,258         12,305            776          6,348         12,774
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            84,793,006     43,106,140     24,440,100      8,915,822     25,728,082     11,531,092
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              84,462,337     42,822,027     24,229,713      8,915,822     25,728,082     11,488,911
Contracts in annuity payment period              330,669        284,113        210,387             --             --         42,181
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   84,793,006     43,106,140     24,440,100      8,915,822     25,728,082     11,531,092
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      3,558,268      1,170,097      2,656,547        394,507      1,152,700        489,437
        Investments at cost               $   68,510,534     33,946,393     23,416,418      6,072,083     20,306,884     10,450,893

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             GOLDMAN        GOLDMAN        IBBOTSON       IBBOTSON       IBBOTSON       IBBOTSON
                                           SACHS VI GBL   SACHS VI HQ     AGGRESSIVE      BALANCED     CONSERVATIVE      GROWTH
                                            MK NAV SS      FLT RT SS      GRWTH ETF2        ETF2           ETF2           ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   61,109,302     38,601,035      7,019,433     66,091,450     15,536,617     25,745,886
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --             --             --
Receivable for investments sold                    6,534          7,046            374        200,741            572          1,349
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          61,115,836     38,608,081      7,019,807     66,292,191     15,537,189     25,747,235
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges              6,992          7,318            446        201,142            706          1,576
Payable for investments purchased                     --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          6,992          7,318            446        201,142            706          1,576
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            61,108,844     38,600,763      7,019,361     66,091,049     15,536,483     25,745,659
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              61,108,844     38,600,763      7,019,361     66,091,049     15,536,483     25,745,659
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   61,108,844     38,600,763      7,019,361     66,091,049     15,536,483     25,745,659
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      5,169,992      3,686,823        600,465      5,772,179      1,384,725      2,315,277
        Investments at cost               $   59,544,172     39,226,673      6,185,748     59,117,161     15,608,382     19,927,939

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IBBOTSON
                                             INCOME &      INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                              GROWTH       AMER VALUE    COMSTOCK SR    EQUITY & INC     GROWTH &     SM CAP EQTY
                                               ETF2          SR II            II           SR II        INC SR II        SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   34,905,102      6,105,217     49,751,727      3,540,020      3,523,842     23,608,362
Receivable from Minnesota Life for
    contract purchase payments                     3,280         21,564             --          5,418             --             --
Receivable for investments sold                       --             --         94,499             --            571          4,300
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          34,908,382      6,126,781     49,846,226      3,545,438      3,524,413     23,612,662
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --             --         94,911             --            592          4,467
Payable for investments purchased                  3,568         21,617             --          5,453             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          3,568         21,617         94,911          5,453            592          4,467
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            34,904,814      6,105,164     49,751,315      3,539,985      3,523,821     23,608,195
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              34,904,814      6,105,164     49,751,315      3,539,985      3,523,821     23,608,195
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   34,904,814      6,105,164     49,751,315      3,539,985      3,523,821     23,608,195
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      3,069,930        309,125      2,607,533        187,700        140,448      1,027,791
        Investments at cost               $   33,116,326      5,895,001     36,875,367      3,330,268      2,987,326     17,551,270

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                          IVY VIP ASSET     IVY VIP                     IVY VIP CORE     IVY VIP        IVY VIP
                                             STRATEGY       BALANCED     IVY VIP BOND      EQUITY      DIVIDEND OPP      ENERGY
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  217,561,320    130,175,921    146,697,632    109,770,964     26,486,270      7,073,043
Receivable from Minnesota Life for
    contract purchase payments                        --         31,772             --         21,641             --             --
Receivable for investments sold                  296,039             --         61,930             --            937         20,722
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         217,857,359    130,207,693    146,759,562    109,792,605     26,487,207      7,093,765
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges            297,209             --         62,189             --          1,059         20,773
Payable for investments purchased                     --         32,033             --         22,223             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                        297,209         32,033         62,189         22,223          1,059         20,773
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           217,560,150    130,175,660    146,697,373    109,770,382     26,486,148      7,072,992
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             217,230,473    127,325,120    146,697,373    109,605,777     26,486,148      7,072,992
Contracts in annuity payment period              329,677      2,850,540             --        164,605             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  217,560,150    130,175,660    146,697,373    109,770,382     26,486,148      7,072,992
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     20,017,972     12,769,356     27,463,238      7,743,328      2,927,857      1,086,839
        Investments at cost               $  200,245,053    115,256,141    154,247,274     98,777,555     19,924,373      6,620,666

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP GLBL     IVY VIP        IVY VIP      IVY VIP HIGH   IVY VIP INTL   IVY VIP INTL
                                           NATURAL RES    GLOBAL BOND       GROWTH         INCOME      CORE EQUITY       GROWTH
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   33,737,102      7,234,735     65,990,292     98,039,934    181,226,770     72,784,650
Receivable from Minnesota Life for
    contract purchase payments                        --          3,896             --             --             --             --
Receivable for investments sold                   50,342             --         84,446         33,882         89,870          3,901
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          33,787,444      7,238,631     66,074,738     98,073,816    181,316,640     72,788,551
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             50,620             --         84,740         34,503         90,611          4,370
Payable for investments purchased                     --          3,917             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         50,620          3,917         84,740         34,503         90,611          4,370
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            33,736,824      7,234,714     65,989,998     98,039,313    181,226,029     72,784,181
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              33,736,824      7,234,714     65,989,998     98,020,230    180,281,443     72,731,649
Contracts in annuity payment period                   --             --             --         19,083        944,586         52,532
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   33,736,824      7,234,714     65,989,998     98,039,313    181,226,029     72,784,181
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      7,140,581      1,433,075      5,461,461     25,460,950     10,069,720      8,228,996
        Investments at cost               $   35,931,826      7,326,550     57,059,096     95,413,172    168,405,435     69,023,926

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP                       IVY VIP      IVY VIP PATH   IVY VIP PATH
                                             LIMITED-      MICRO CAP     IVY VIP MID       MONEY         MOD AGG        MOD CON
                                            TERM BOND        GROWTH       CAP GROWTH       MARKET          MVF            MVF
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   35,507,222     29,999,141     68,288,086     12,251,712     33,433,610     13,808,744
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --         22,863             --
Receivable for investments sold                      763         11,038          9,574         20,011             --            601
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          35,507,985     30,010,179     68,297,660     12,271,723     33,456,473     13,809,345
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                809         11,184          9,975         20,033             --            637
Payable for investments purchased                     --             --             --             --         22,980             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                            809         11,184          9,975         20,033         22,980            637
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            35,507,176     29,998,995     68,287,685     12,251,690     33,433,493     13,808,708
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              35,507,176     29,928,285     68,287,685     12,251,690     33,433,493     13,808,708
Contracts in annuity payment period                   --         70,710             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   35,507,176     29,998,995     68,287,685     12,251,690     33,433,493     13,808,708
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      7,244,745      1,122,332      6,297,025     12,251,712      6,318,242      2,618,864
        Investments at cost               $   35,902,876     25,360,185     55,006,250     12,251,712     34,316,711     14,032,724

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                           IVY VIP PATH    PATHFINDER     PATHFINDER   PATHFINDER MOD   PATHFINDER     PATHFINDER
                                             MOD MVF       AGGRESSIVE      CONSERV          AGGR         MOD CONS       MODERATE
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  127,554,163     16,387,569     37,621,789    262,812,549     79,249,087    229,539,366
Receivable from Minnesota Life for
    contract purchase payments                   178,380             --             --             --             --             --
Receivable for investments sold                       --            684          1,341         14,232          3,471         11,226
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         127,732,543     16,388,253     37,623,130    262,826,781     79,252,558    229,550,592
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --            757          1,385         14,559          3,549         11,564
Payable for investments purchased                178,810             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                        178,810            757          1,385         14,559          3,549         11,564
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           127,553,733     16,387,496     37,621,745    262,812,222     79,249,009    229,539,028
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             127,553,733     16,387,496     37,621,745    262,812,222     79,249,009    229,539,028
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  127,553,733     16,387,496     37,621,745    262,812,222     79,249,009    229,539,028
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     23,649,170      2,860,109      6,791,182     42,832,646     13,653,278     39,098,482
        Investments at cost               $  128,602,027     14,674,520     36,098,623    210,217,141     72,334,988    191,840,915

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP        IVY VIP
                                           IVY VIP REAL    SCIENCE &      SMALL CAP      SMALL CAP                    JANUS ASPEN
                                            ESTATE SEC        TECH          GROWTH         VALUE      IVY VIP VALUE   BALANCED SS
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   15,374,298     73,024,937     31,835,248     66,189,738    104,574,644     21,223,302
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --             --         15,427
Receivable for investments sold                   24,733        108,329          8,951         65,490        145,787             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          15,399,031     73,133,266     31,844,199     66,255,228    104,720,431     21,238,729
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             24,860        108,847          9,115         65,779        146,218             --
Payable for investments purchased                     --             --             --             --             --         15,557
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         24,860        108,847          9,115         65,779        146,218         15,557
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            15,374,171     73,024,419     31,835,084     66,189,449    104,574,213     21,223,172
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              15,374,171     72,976,405     31,835,084     65,787,153    104,057,736     21,223,172
Contracts in annuity payment period                   --         48,014             --        402,296        516,477             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   15,374,171     73,024,419     31,835,084     66,189,449    104,574,213     21,223,172
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      1,603,962      2,918,289      2,619,646      3,681,278     14,156,962        643,716
        Investments at cost               $    9,725,186     54,229,303     25,757,729     54,874,482     87,356,734     18,998,473

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                          MFS VIT
                                                                         JANUS ASPEN      MID CAP      MORGSTANLEY     NEUBERGER
                                           JANUS ASPEN    JANUS ASPEN    PERK MID CP     GROWTH SER     UIF EMG MK     BERMAN SOC
                                             FORTY SS     OVERSEAS SS       VAL SS           SS          EQ CL 2       RESP S CL
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   36,078,170     54,691,985     24,134,759      1,048,764     22,901,546      1,681,094
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --          8,370             --
Receivable for investments sold                    2,194         15,786          9,705             47             --             76
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          36,080,364     54,707,771     24,144,464      1,048,811     22,909,916      1,681,170
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges              2,381         16,078          9,881             57             --             96
Payable for investments purchased                     --             --             --             --          8,541             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          2,381         16,078          9,881             57          8,541             96
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            36,077,983     54,691,693     24,134,583      1,048,754     22,901,375      1,681,074
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              35,922,982     54,561,556     24,134,583      1,048,754     22,901,375      1,681,074
Contracts in annuity payment period              155,001        130,137             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   36,077,983     54,691,693     24,134,583      1,048,754     22,901,375      1,681,074
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                        920,127      1,733,502      1,312,385        124,409      1,644,045         70,250
        Investments at cost               $   33,000,284     62,970,976     21,304,382        849,394     23,219,318      1,458,249

See accompanying notes to financial statements.
                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PIMCO VIT      PUTNAM VT
                                           INTL GROW VA    MS SM CAP     GLB DIV ALL      LOW DUR      TOTAL RETURN      EQUITY
                                                SS           VA SS          ADV CL      PORT ADV CL       ADV CL      INCOME CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   34,505,262      2,111,374     40,321,806     64,765,346    171,458,002      4,919,685
Receivable from Minnesota Life for
    contract purchase payments                     9,275          4,881         22,406             --             --          2,331
Receivable for investments sold                       --             --             --          3,194         67,165             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          34,514,537      2,116,255     40,344,212     64,768,540    171,525,167      4,922,016
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --             --             --          3,707         68,468             --
Payable for investments purchased                  9,553          4,910         22,673             --             --          2,366
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          9,553          4,910         22,673          3,707         68,468          2,366
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     14,377,192         80,403      3,877,097      6,121,488     15,308,750        217,878
        Investments at cost               $   34,092,101      1,917,588     41,345,512     64,901,554    172,971,208      4,001,293

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          SFT
                                            PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT                      ADVANTUS
                                            GROWTH AND    INTER EQ CL     MULTI-CAP      VOYAGER CL    SFT ADVANTUS    INDEX 400
                                            INC CL IB          IB         GRO CL IB          IB         BOND CL 2       MC CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $    8,290,702      3,917,860      3,625,312      9,206,926    193,903,378     76,638,126
Receivable from Minnesota Life for
    contract purchase payments                    28,094             --         17,691          2,477          1,028            800
Receivable for investments sold                       --            154             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           8,318,796      3,918,014      3,643,003      9,209,403    193,904,406     76,638,926
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --            180             --             --             --             --
Payable for investments purchased                 28,214             --         17,745          2,592          2,081          1,207
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         28,214            180         17,745          2,592          2,081          1,207
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                             8,290,582      3,917,834      3,625,258      9,206,811    193,902,325     76,637,719
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period               8,290,582      3,917,834      3,625,258      9,206,811    193,261,782     76,296,858
Contracts in annuity payment period                   --             --             --             --        640,543        340,861
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $    8,290,582      3,917,834      3,625,258      9,206,811    193,902,325     76,637,719
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                        317,408        296,808        105,173        167,277     91,612,598     21,372,850
        Investments at cost               $    7,370,328      3,356,666      3,098,002      7,790,001    151,794,031     41,780,525

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                            SFT            SFT            SFT
                                                              SFT                         ADVANTUS       ADVANTUS       ADVANTUS
                                           SFT ADVANTUS  ADVANTUS INTL   SFT ADVANTUS      MONEY       MORTGAGE CL    REAL ESTATE
                                          INDEX 500 CL 2   BOND CL 2     MANAGED VOL       MARKET           2            CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  181,518,672     91,907,300    131,045,138     38,133,103     61,251,702     82,447,464
Receivable from Minnesota Life for
    contract purchase payments                   143,465             --         26,829        614,019        188,300         97,787
Receivable for investments sold                       --          6,381             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         181,662,137     91,913,681    131,071,967     38,747,122     61,440,002     82,545,251
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --          6,788             --             --             --             --
Payable for investments purchased                143,809             --         27,573        614,246        188,586         98,322
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                        143,809          6,788         27,573        614,246        188,586         98,322
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           181,518,328     91,906,893    131,044,394     38,132,876     61,251,416     82,446,929
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             126,891,085     91,663,243    131,044,394     37,883,075     60,743,282     82,130,074
Contracts in annuity payment period           54,627,243        243,650             --        249,801        508,134        316,855
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  181,518,328     91,906,893    131,044,394     38,132,876     61,251,416     82,446,929
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     23,815,472     37,070,068     11,294,569     38,151,835     33,883,514     20,372,691
        Investments at cost               $   98,902,592     67,363,213    121,449,438     38,151,835     52,608,634     51,265,874

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS                     TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY     SFT T ROWE    RISK BAL ETF    RISK FLEX
                                              GROWTH         GROWTH          CL 2       PRICE VALUE        CL 2         ETF CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  224,076,656     51,323,566     66,978,399    146,021,536     22,633,846     36,415,119
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --          8,480             --
Receivable for investments sold                   26,998          8,737         98,521         13,977             --          1,739
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         224,103,654     51,332,303     67,076,920    146,035,513     22,642,326     36,416,858
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             28,030          8,919         98,921         14,954             --          2,014
Payable for investments purchased                     --             --             --             --          8,652             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         28,030          8,919         98,921         14,954          8,652          2,014
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           224,075,624     51,323,384     66,977,999    146,020,559     22,633,674     36,414,844
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             222,633,438     50,717,772     66,778,051    145,992,117     22,633,674     36,414,844
Contracts in annuity payment period            1,442,186        605,612        199,948         28,442             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  224,075,624     51,323,384     66,977,999    146,020,559     22,633,674     36,414,844
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     19,912,673      4,747,705      6,018,231     13,475,467      1,947,835      3,346,978
        Investments at cost               $  199,206,218     47,508,203     60,265,105    134,836,484     21,767,774     36,173,533

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                    SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------
                                             TOPS MGD       TOPS MGD
                                           RISK GROWTH      RISK MOD
                                             ETF CL 2     GRO ETF CL 2      TOTALS
                                          -------------- -------------- --------------
ASSETS
Investments at net asset value            $   99,083,231     33,506,371  5,123,031,699
Receivable from Minnesota Life for
    contract purchase payments                        --          3,097      1,743,273
Receivable for investments sold                   96,673             --      2,154,767
                                          -------------- -------------- --------------
        Total assets                          99,179,904     33,509,468  5,126,929,739
                                          -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             97,477             --      2,172,289
Payable for investments purchased                     --          3,364      1,751,302
                                          -------------- -------------- --------------
        Total liabilities                         97,477          3,364      3,923,591
                                          -------------- -------------- --------------
        Net assets applicable to contract
            owners                            99,082,427     33,506,104  5,123,006,148
                                          ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              99,082,427     33,506,104  5,057,251,865
Contracts in annuity payment period                   --             --     65,754,283
                                          -------------- -------------- --------------
        Total contract owners' equity     $   99,082,427     33,506,104  5,123,006,148
                                          ============== ============== ==============

        Investment shares                      8,425,445      2,799,196
        Investments at cost               $   93,676,674     31,904,410  4,517,894,998

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN
                                               VPS         ALLIANBERN     AM CENTURY     AM CENTURY    AM CENTURY     AM CENTURY
                                            DYNASSTALL      VPS INTL       VP INC &      VP INFL PRO    VP ULTRA CL    VP VALUE CL
                                               CL B        VALUE CL B     GRO CL II        CL II          II (a)         II (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      121,667         29,505         63,187      1,023,236         69,940        278,737
    Mortality, expense charges and
      administrative charges (note 3)           (454,316)       (13,286)       (51,403)    (1,137,049)      (145,893)      (267,166)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (332,649)        16,219         11,784       (113,813)       (75,953)        11,571
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                   1,213,974             --             --      1,898,117             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                     242,675        151,193        719,413      3,004,983     31,339,507     60,039,156
         Cost of investments sold               (225,382)      (119,527)      (503,721)    (3,054,075)   (19,686,526)   (43,450,827)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  17,293         31,666        215,692        (49,092)    11,652,981     16,588,329
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,231,267         31,666        215,692      1,849,025     11,652,981     16,588,329
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (175,723)      (116,534)       137,036       (432,585)   (12,216,359)   (14,735,612)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                         1,055,544        (84,868)       352,728      1,416,440       (563,378)     1,852,717
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      722,895        (68,649)       364,512      1,302,627       (639,331)     1,864,288
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS
                                           IS GLBL BOND     IS GLBL       IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS
                                               CL 2       GROWTH CL 2      CP CL 2           2           INC CL 2     IS INTL CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       55,518         93,567          5,214        155,719        149,103        198,931
    Mortality, expense charges and
      administrative charges (note 3)            (55,386)       (96,760)       (65,990)      (268,669)      (148,249)      (182,843)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                       132         (3,193)       (60,776)      (112,950)           854         16,088
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                      33,919        703,633         19,916        822,163        434,367             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                     525,232        917,403      1,770,954      2,890,774        922,599      1,198,855
         Cost of investments sold               (534,859)      (769,412)    (1,435,284)    (2,114,133)      (619,617)    (1,099,909)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  (9,627)       147,991        335,670        776,641        302,982         98,946
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                         24,292        851,624        355,586      1,598,804        737,349         98,946
    Net change in unrealized
      appreciation (depreciation) of
      investments                                (59,922)      (763,530)      (361,060)      (328,513)        72,280       (668,458)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           (35,630)        88,094         (5,474)     1,270,291        809,629       (569,512)
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      (35,498)        84,901        (66,250)     1,157,341        810,483       (553,424)
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                           AMER FUNDS
                                            AMER FUNDS       IS US       FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                              IS NEW      GOVT/AAA CL     CONTRAFUND      EQUITY-      HIGH INCOME    FIDELITY VIP
                                            WORLD CL 2         2           SC 2 (a)      INCOME SC2      SC2 (a)      MID CAP SC2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       61,329         80,471            856      2,221,900             --          8,173
    Mortality, expense charges and
      administrative charges (note 3)            (83,142)       (98,985)      (319,166)    (1,254,427)      (145,293)      (606,533)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (21,813)       (18,514)      (318,310)       967,473       (145,293)      (598,360)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     560,505             --             --      1,210,042             --      1,028,077
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,219,764      2,073,034     70,764,263     14,174,590     32,358,940      6,644,569
         Cost of investments sold             (1,206,675)    (2,162,003)   (52,913,349)   (15,740,089)   (31,393,269)    (5,944,478)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  13,089        (88,969)    17,850,914     (1,565,499)       965,671        700,091
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        573,594        (88,969)    17,850,914       (355,457)       965,671      1,728,168
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (1,118,708)       339,093    (16,816,978)     5,307,372        (77,932)       768,001
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (545,114)       250,124      1,033,936      4,951,915        887,739      2,496,169
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (566,927)       231,610        715,626      5,919,388        742,446      1,897,809
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FRANKLIN DEV     FRANKLIN       FRANKLIN     FRANKLIN SM-   FRANKLIN VIP     GOLDMAN
                                           MKTS VIP CL     MUTUAL SHS    SMALL CP VAL    MD CP GR       LG CAP GRO    SACHS VI GBL
                                                2           VIP CL 2       VIP CL 2       VIP CL 2       CL 2 (a)      MK NAV SS
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      410,793        185,753        140,172             --             --         21,295
    Mortality, expense charges and
      administrative charges (note 3)           (367,596)      (131,415)      (341,087)      (150,779)       (15,783)      (576,340)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                    43,197         54,338       (200,915)      (150,779)       (15,783)      (555,045)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --         48,297      1,690,245      2,274,368             --        474,423
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   5,499,676      2,006,451        682,825      2,973,475      3,321,205        764,358
         Cost of investments sold             (5,864,449)    (1,580,517)      (265,726)    (2,092,516)    (2,204,383)      (718,306)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                (364,773)       425,934        417,099        880,959      1,116,822         46,052
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                       (364,773)       474,231      2,107,344      3,155,327      1,116,822        520,475
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (2,275,399)        (2,180)    (2,045,341)    (2,305,422)    (1,045,698)     1,278,274
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        (2,640,172)       472,051         62,003        849,905         71,124      1,798,749
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $   (2,596,975)       526,389       (138,912)       699,126         55,341      1,243,704
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                        IBBOTSON
                                             GOLDMAN        IBBOTSON       IBBOTSON       IBBOTSON       IBBOTSON        INCOME &
                                           SACHS VI HQ     AGGRESSIVE      BALANCED     CONSERVATIVE      GROWTH         GROWTH
                                            FLT RT SS      GRWTH ETF2        ETF2          ETF2            ETF2           ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      113,196         67,736        766,307        160,364        261,314        407,589
    Mortality, expense charges and
      administrative charges (note 3)           (557,548)       (98,136)      (975,023)      (247,324)      (388,171)      (548,694)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (444,352)       (30,400)      (208,716)       (86,960)      (126,857)      (141,105)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --         51,552        989,980        230,467         55,609        593,971
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,785,917        534,292     13,506,593      4,725,949      4,065,732      4,864,427
         Cost of investments sold             (2,848,315)      (376,274)    (9,353,138)    (4,645,078)    (2,293,402)    (4,150,951)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 (62,398)       158,018      4,153,455         80,871      1,772,330        713,476
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        (62,398)       209,570      5,143,435        311,338      1,827,939      1,307,447
    Net change in unrealized
      appreciation (depreciation) of
      investments                                (80,090)       (31,639)    (2,786,139)         1,716       (945,004)      (501,042)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (142,488)       177,931      2,357,296        313,054        882,935        806,405
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (586,840)       147,531      2,148,580        226,094        756,078        665,300
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                           AMER FRANCH     AMER VALUE    COMSTOCK SR    CORE EQUITY    EQUITY & INC     GROWTH &
                                            SR II (a)        SR II            II         SR II (a)        SR II        INC SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $        1,284          9,369        510,828             26         49,084         54,662
    Mortality, expense charges and
      administrative charges (note 3)            (25,425)       (68,471)      (661,730)        (5,263)       (43,049)       (51,831)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (24,141)       (59,102)      (150,902)        (5,237)         6,035          2,831
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --        393,681             --             --        151,381        427,097
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   5,926,761      2,131,902      1,560,107      1,187,872        475,580      1,342,791
         Cost of investments sold             (4,423,867)    (1,625,281)    (1,201,395)    (1,016,546)      (359,311)      (795,262)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               1,502,894        506,621        358,712        171,326        116,269        547,529
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,502,894        900,302        358,712        171,326        267,650        974,626
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (1,599,925)      (549,479)     3,146,163       (131,628)       (98,712)      (696,461)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           (97,031)       350,823      3,504,875         39,698        168,938        278,165
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (121,172)       291,721      3,353,973         34,461        174,973        280,996
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI      IVY VIP
                                           SM CAP EQTY       ASSET         IVY VIP        IVY VIP      IVY VIP CORE     IVY VIP
                                              SR II         STRATEGY       BALANCED         BOND          EQUITY      DIVIDEND OPP
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --      1,136,862      1,197,185      5,414,239        499,116        308,088
    Mortality, expense charges and
      administrative charges (note 3)           (341,646)    (3,350,955)    (1,603,757)    (1,904,285)    (1,429,460)      (379,164)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (341,646)    (2,214,093)      (406,572)     3,509,954       (930,344)       (71,076)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                   2,150,287     30,134,125     10,761,486      4,281,500     14,061,792      2,066,829
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,278,823     25,830,094     16,232,347      7,796,674      9,072,280      3,787,459
         Cost of investments sold               (948,440)   (22,980,625)   (13,118,889)    (7,736,562)    (8,029,736)    (3,321,849)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               1,330,383      2,849,469      3,113,458         60,112      1,042,544        465,610
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      3,480,670     32,983,594     13,874,944      4,341,612     15,104,336      2,532,439
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (2,962,296)   (46,583,029)    (5,693,246)    (3,700,181)    (5,971,426)      (331,315)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           518,374    (13,599,435)     8,181,698        641,431      9,132,910      2,201,124
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      176,728    (15,813,528)     7,775,126      4,151,385      8,202,566      2,130,048
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP      IVY VIP GLBL     IVY VIP        IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                              ENERGY      NATURAL RES    GLOBAL BOND       GROWTH         INCOME      CORE EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --             --        168,604        283,395      4,864,069      4,863,591
    Mortality, expense charges and
      administrative charges (note 3)           (133,324)      (614,407)      (101,681)    (1,533,106)    (1,261,355)    (2,544,411)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (133,324)      (614,407)        66,923     (1,249,711)     3,602,714      2,319,180
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     277,270             --             --     12,177,454        732,524     15,107,522
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,652,988      6,134,696        983,951    155,935,695     11,753,928     25,787,541
         Cost of investments sold               (897,317)    (7,193,225)      (941,716)  (117,048,600)   (10,832,562)   (29,689,231)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 755,671     (1,058,529)        42,235     38,887,095        921,366     (3,901,690)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,032,941     (1,058,529)        42,235     51,064,549      1,653,890     11,205,832
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (1,833,574)    (3,705,913)      (196,919)   (44,538,670)    (6,079,251)   (12,821,180)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (800,633)    (4,764,442)      (154,684)     6,525,879     (4,425,361)    (1,615,348)
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (933,957)    (5,378,849)       (87,761)     5,276,168       (822,647)       703,832
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP                       IVY VIP     IVY VIP PATH
                                           IVY VIP INTL     LIMITED-      MICRO CAP     IVY VIP MID       MONEY         MOD AGG
                                              GROWTH       TERM BOND        GROWTH       CAP GROWTH       MARKET          MVF
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $    1,526,474        187,881             --             --          2,675        400,541
    Mortality, expense charges and
      administrative charges (note 3)         (1,054,650)      (436,732)      (412,230)      (925,437)      (176,108)      (275,279)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   471,824       (248,851)      (412,230)      (925,437)      (173,433)       125,262
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                   6,224,708         43,772      4,147,563      3,869,458             --      1,386,439
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   4,709,286      2,025,748      7,844,392      4,395,402      3,608,868      1,442,841
         Cost of investments sold             (4,572,136)    (2,089,399)    (5,774,819)    (3,173,714)    (3,608,868)    (1,362,522)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 137,150        (63,651)     2,069,573      1,221,688             --         80,319
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      6,361,858        (19,879)     6,217,136      5,091,146             --      1,466,758
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (7,162,751)       132,829     (6,836,600)       (88,657)            --       (993,956)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (800,893)       112,950       (619,464)     5,002,489             --        472,802
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (329,069)      (135,901)    (1,031,694)     4,077,052       (173,433)       598,064
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP PATH                    IVY VIP        IVY VIP         IVY VIP        IVY VIP
                                             MOD CON      IVY VIP PATH    PATHFINDER     PATHFINDER     PATHFINDER     PATHFINDER
                                               MVF          MOD MVF       AGGRESSIVE      CONSERV        MOD AGGR       MOD CONS
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       75,798        718,192        135,461        401,754      2,723,196        824,563
    Mortality, expense charges and
      administrative charges (note 3)            (91,450)      (826,306)      (225,544)      (491,078)    (3,401,345)    (1,066,114)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (15,652)      (108,114)       (90,083)       (89,324)      (678,149)      (241,551)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     351,729      3,007,564      1,158,351      2,277,684     18,324,502      5,341,856
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,558,248      1,860,659      1,139,766      4,818,020     14,728,666      9,706,778
         Cost of investments sold             (2,507,669)    (1,770,591)      (911,202)    (4,236,357)   (11,493,180)    (7,380,247)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  50,579         90,068        228,564        581,663      3,235,486      2,326,531
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        402,308      3,097,632      1,386,915      2,859,347     21,559,988      7,668,387
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (248,231)    (1,294,192)      (747,260)    (1,964,100)   (12,357,108)    (5,394,357)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           154,077      1,803,440        639,655        895,247      9,202,880      2,274,030
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      138,425      1,695,326        549,572        805,923      8,524,731      2,032,479
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                            PATHFINDER    IVY VIP REAL    SCIENCE &      SMALL CAP      SMALL CAP       IVY VIP
                                             MODERATE      ESTATE SEC        TECH          GROWTH         VALUE          VALUE
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $    2,403,433        150,791             --          3,319         59,135      1,120,563
    Mortality, expense charges and
      administrative charges (note 3)         (3,001,043)      (226,324)    (1,120,211)      (638,749)      (903,851)    (1,382,574)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (597,610)       (75,533)    (1,120,211)      (635,430)      (844,716)      (262,011)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                  16,455,704        859,679      6,014,715      3,882,250     10,163,616     13,900,792
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                  15,582,929      2,929,142     14,070,768     46,493,711     10,368,551     14,885,272
         Cost of investments sold            (10,533,309)    (2,431,935)    (9,361,791)   (35,453,271)    (8,821,135)   (13,201,988)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               5,049,620        497,207      4,708,977     11,040,440      1,547,416      1,683,284
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                     21,505,324      1,356,886     10,723,692     14,922,690     11,711,032     15,584,076
    Net change in unrealized
      appreciation (depreciation) of
      investments                            (14,412,894)     2,326,909     (8,659,906)   (16,993,848)    (7,243,998)    (5,987,014)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                         7,092,430      3,683,795      2,063,786     (2,071,158)     4,467,034      9,597,062
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $    6,494,820      3,608,262        943,575     (2,706,588)     3,622,318      9,335,051
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                        JANUS ASPEN     MFS VIT -       MFS VIT
                                           JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP    VALUE SERIES    INV GROWTH
                                           BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS        - SS (a)      SER SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      297,003         11,297      1,884,212        302,833             --             --
    Mortality, expense charges and
      administrative charges (note 3)           (273,077)      (490,272)      (874,849)      (348,777)      (420,646)      (216,602)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                    23,926       (478,975)     1,009,363        (45,944)      (420,646)      (216,602)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     474,624     11,156,243      6,365,522      2,348,528             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,267,477      6,534,916      9,822,150      2,157,632     92,454,518     47,397,678
         Cost of investments sold             (1,883,031)    (4,966,452)   (11,984,738)    (1,196,663)   (57,918,957)   (32,671,311)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 384,446      1,568,464     (2,162,588)       960,969     34,535,561     14,726,367
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        859,070     12,724,707      4,202,934      3,309,497     34,535,561     14,726,367
    Net change in unrealized
      appreciation (depreciation) of
      investments                                389,112     (9,853,946)   (13,437,355)    (1,652,060)   (33,580,816)   (14,503,352)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                         1,248,182      2,870,761     (9,234,421)     1,657,437        954,745        223,015
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $    1,272,108      2,391,786     (8,225,058)     1,611,493        534,099          6,413
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             MFS VIT        MFS VIT
                                             MID CAP          NEW        MORGSTANLEY    NEUBERGERBE    OPPENHEIMER    OPPENHEIMER
                                            GROWTH SER   DISCOVERY SER    UIF EMG MK      RMAN SOC      CAP APP VA    GBL STR INC
                                                SS           SS (a)        EQ CL 2       RESP S CL        SS (a)       VA SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --             --         68,623          1,557             51             --
    Mortality, expense charges and
      administrative charges (note 3)            (15,660)       (55,030)      (314,033)       (22,099)       (15,414)       (73,036)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (15,660)       (55,030)      (245,410)       (20,542)       (15,363)       (73,036)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     114,753             --             --             --             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                     274,956     11,344,427        663,760        499,684      3,268,581     15,877,680
         Cost of investments sold               (151,876)    (8,518,768)      (373,520)      (378,812)    (2,209,808)   (15,855,498)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 123,080      2,825,659        290,240        120,872      1,058,773         22,182
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        237,833      2,825,659        290,240        120,872      1,058,773         22,182
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (159,257)    (3,728,883)    (1,394,606)         4,460     (1,080,140)       325,824
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                            78,576       (903,224)    (1,104,366)       125,332        (21,367)       348,006
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $       62,916       (958,254)    (1,349,776)       104,790        (36,730)       274,970
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PIMCO VIT      PUTNAM VT
                                           INTL GROW VA    MS SM CAP     GLB DIV ALL      LOW DUR      TOTAL RETURN      EQUITY
                                                SS           VA SS          ADV CL      PORT ADV CL       ADV CL      INCOME CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      287,793         12,631      1,382,560        656,686      3,490,892         97,805
    Mortality, expense charges and
      administrative charges (note 3)           (466,802)       (33,569)      (337,860)      (942,149)    (2,406,163)       (73,638)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (179,009)       (20,938)     1,044,700       (285,463)     1,084,729         24,167
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     613,661        280,354        607,895             --             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,130,154        435,681        389,102      4,585,272      6,132,771      2,182,267
         Cost of investments sold               (728,814)      (290,902)      (381,992)    (4,505,966)    (6,291,240)    (1,335,965)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 401,340        144,779          7,110         79,306       (158,469)       846,302
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,015,001        425,133        615,005         79,306       (158,469)       846,302
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (3,729,835)      (222,590)      (902,990)      (287,850)     3,203,581       (373,001)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        (2,714,834)       202,543       (287,985)      (208,544)     3,045,112        473,301
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $   (2,893,843)       181,605        756,715       (494,007)     4,129,841        497,468
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          SFT
                                            PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT         SFT          ADVANTUS
                                            GROWTH AND    INTER EQ CL     MULTI-CAP      VOYAGER CL      ADVANTUS      INDEX 400
                                            INC CL IB          IB         GRO CL IB          IB         BOND CL 2       MC CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       58,870         42,443          3,079         30,956             --             --
    Mortality, expense charges and
      administrative charges (note 3)           (114,359)       (65,940)       (42,378)      (116,297)    (2,646,498)      (981,267)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (55,489)       (23,497)       (39,299)       (85,341)    (2,646,498)      (981,267)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --             --             --         79,430             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,155,345        929,939        242,091      1,359,635     16,947,424     13,111,909
         Cost of investments sold               (642,472)      (978,647)      (153,624)      (864,095)   (12,013,868)    (6,956,268)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 512,873        (48,708)        88,467        495,540      4,933,556      6,155,641
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        512,873        (48,708)        88,467        574,970      4,933,556      6,155,641
    Net change in unrealized
      appreciation (depreciation) of
      investments
                                                 116,759       (283,903)       302,848        214,821      6,807,747        752,930
         Net gains (losses) on            -------------- -------------- -------------- -------------- -------------- --------------
           investments
                                                 629,632       (332,611)       391,315        789,791     11,741,303      6,908,571
NET INCREASE (DECREASE)                   -------------- -------------- -------------- -------------- -------------- --------------
  IN NET ASSETS RESULTING
  FROM OPERATIONS
                                          $      574,143       (356,108)       352,016        704,450      9,094,805      5,927,304
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               SFT                                          SFT            SFT            SFT
                                             ADVANTUS         SFT            SFT          ADVANTUS       ADVANTUS       ADVANTUS
                                           INDEX 500 CL  ANTUSINTL INTL    ADVANTUS        MONEY       MORTGAGE CL    REAL ESTATE
                                                2          BOND CL 2     MANAGED VOL       MARKET           2             CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --             --             --             --             --             --
    Mortality, expense charges and
      administrative charges (note 3)         (1,791,230)    (1,275,599)    (1,118,872)      (514,539)      (829,556)    (1,067,115)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                (1,791,230)    (1,275,599)    (1,118,872)      (514,539)      (829,556)    (1,067,115)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --             --             --             --             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                  21,097,868      7,751,444        812,666     24,361,070      6,821,135     13,847,537
         Cost of investments sold            (11,003,595)    (4,531,029)      (736,042)   (24,361,070)    (5,367,809)    (9,382,372)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                              10,094,273      3,220,415         76,624             --      1,453,326      4,465,165
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                     10,094,273      3,220,415         76,624             --      1,453,326      4,465,165
    Net change in unrealized
      appreciation (depreciation) of
      investments                             11,353,834     (1,584,817)     6,485,811             --      1,923,409     15,432,835
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        21,448,107      1,635,598      6,562,435             --      3,376,735     19,898,000
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS
                                          $   19,656,877        359,999      5,443,563       (514,539)     2,547,179     18,830,885
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS     SFT T ROWE      TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY    PRICE VALUE    RISK BAL ETF    RISK FLEX
                                            GROWTH (b)     GROWTH (b)      CL 2 (b)         (b)           CL 2          ETF CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       17,063         20,934          4,140         11,894        211,544         16,108
    Mortality, expense charges and
      administrative charges (note 3)         (2,021,440)      (409,331)      (590,550)    (1,375,860)      (327,758)      (251,554)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                (2,004,377)      (388,397)      (586,410)    (1,363,966)      (116,214)      (235,446)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --             --             --             --        170,693          6,178
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                  23,627,846      5,324,354      9,337,009     11,133,934      4,079,567      1,093,172
         Cost of investments sold            (21,882,406)    (5,176,530)    (8,818,741)   (10,656,734)    (3,651,283)    (1,054,603)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               1,745,440        147,824        518,268        477,200        428,284         38,569
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,745,440        147,824        518,268        477,200        598,977         44,747
    Net change in unrealized
      appreciation (depreciation) of
      investments                             24,870,438      3,815,362      6,713,294     11,185,052       (196,003)       204,444
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        26,615,878      3,963,186      7,231,562     11,662,252        402,974        249,191
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $   24,611,501      3,574,789      6,645,152     10,298,286        286,760         13,745
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                    SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------
                                             TOPS MGD       TOPS MGD
                                           RISK GROWTH      RISK MOD
                                             ETF CL 2     GRO ETF CL 2      TOTALS
                                          -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      818,788        328,249     47,303,761
    Mortality, expense charges and
      administrative charges (note 3)         (1,388,003)      (465,958)   (67,274,577)
                                          -------------- -------------- --------------
         Investment income (loss) -
           net                                  (569,215)      (137,709)   (19,970,816)
                                          -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --        372,354    227,057,190
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   6,456,872      2,725,608  1,099,364,471
         Cost of investments sold             (5,417,640)    (2,330,732)  (867,834,610)
                                          -------------- -------------- --------------
                                               1,039,232        394,876    231,529,861
         Net realized gains (losses)      -------------- -------------- --------------
           on investments                      1,039,232        767,230    458,587,051
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (500,042)      (246,298)  (267,873,455)
                                          -------------- -------------- --------------
         Net gains (losses) on
           investments                           539,190        520,932    190,713,596
                                          -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      (30,025)       383,223    170,742,780
                                          ============== ============== ==============

See accompanying notes to financial statements.

----------
(a)  For the period from January 1, 2014 through May 1, 2014.
(b)  For the period from May 1, 2014 through December 31, 2014.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN     ALLIANBERN         AM             AM             AM             AM
                                               VPS            VPS          CENTURY        CENTURY        CENTURY        CENTURY
                                            DYNASSTALL     INTL VALUE      VP INC &       VP INFL        VP ULTRA       VP VALUE
                                             CL B (a)         CL B        GRO CL II      PRO CL II       CL II (b)      CL II (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (45,143)        38,599         14,938        111,613       (317,091)        42,496
   Net realized gains (losses)
     on investments                               19,568        (13,490)        20,036      2,256,492      1,436,708       (385,554)
   Net change in unrealized
     appreciation (depreciation)
     of investments                              450,021        147,399        885,203     (8,993,822)     7,980,187     14,217,191
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               424,446        172,508        920,177     (6,625,717)     9,099,804     13,874,133
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 15,248,800        140,202        462,389     26,444,605        492,990      3,892,024
   Contract terminations,
     withdrawal payments and
     charges                                    (253,890)      (227,267)      (771,067)    (1,906,917)    (6,854,024)    (6,942,904)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             14             82            979            430
   Annuity benefit payments                           --             --           (315)        (4,638)       (78,693)       (13,530)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      14,994,910        (87,065)      (308,979)    24,533,133     (6,438,748)    (3,063,980)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 15,419,356         85,443        611,198     17,907,416      2,661,056     10,810,153
Net assets at the beginning of
   year or period                                     --        844,155      2,872,898     55,985,614     29,142,704     46,858,151
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   15,419,356        929,598      3,484,096     73,893,030     31,803,760     57,668,304
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (332,649)        16,219         11,784       (113,813)       (75,953)        11,571
   Net realized gains (losses)
     on investments                            1,231,267         31,666        215,692      1,849,025     11,652,981     16,588,329
   Net change in unrealized
     appreciation (depreciation)                (175,723)      (116,534)       137,036       (432,585)   (12,216,359)   (14,735,612)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               722,895        (68,649)       364,512      1,302,627       (639,331)     1,864,288
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 35,659,811         96,361        830,379      6,763,050         36,871        289,274
   Contract terminations,
     withdrawal payments and
     charges                                    (225,834)      (140,969)      (679,897)    (2,605,786)   (31,171,996)   (59,817,179)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             20             95            426            179
   Annuity benefit payments                           --             --           (361)        (4,539)       (29,730)        (4,866)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      35,433,977        (44,608)       150,141      4,152,820    (31,164,429)   (59,532,592)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 36,156,872       (113,257)       514,653      5,455,447    (31,803,760)   (57,668,304)
Net assets at the beginning of
   year or period                             15,419,356        929,598      3,484,096     73,893,030     31,803,760     57,668,304
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   51,576,228        816,341      3,998,749     79,348,477             --             --
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               AMER           AMER           AMER           AMER           AMER           AMER
                                             FUNDS IS       FUNDS IS       FUNDS IS       FUNDS IS       FUNDS IS       FUNDS IS
                                            GLBL BOND     GLBL GROWTH     GLBL SM CP       GROWTH       GROWTH-INC        INTL
                                               CL 2           CL 2           CL 2           CL 2           CL 2           CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (41,041)        10,700        (11,811)       (36,447)        15,672         27,702
   Net realized gains (losses)
     on investments                               19,545        162,450         40,989        176,326        131,784         47,611
   Net change in unrealized
     appreciation (depreciation)
     of investments                              (94,486)       960,551        376,727      2,289,750      1,354,876      1,252,358
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (115,982)     1,133,701        405,905      2,429,629      1,502,332      1,327,671
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,434,284      4,028,502      2,321,764     10,504,011      4,479,366      8,118,350
   Contract terminations,
     withdrawal payments and
     charges                                    (850,112)      (742,387)      (421,531)      (758,290)      (490,206)    (1,184,348)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             68            102             --
   Annuity benefit payments                           --             --             --           (285)        (2,244)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         584,172      3,286,115      1,900,233      9,745,504      3,987,018      6,934,002
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    468,190      4,419,816      2,306,138     12,175,133      5,489,350      8,261,673
Net assets at the beginning of
   year or period                              2,789,905      2,227,216        783,868      3,487,125      3,036,713      2,705,544
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    3,258,095      6,647,032      3,090,006     15,662,258      8,526,063     10,967,217
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $          132         (3,193)       (60,776)      (112,950)           854         16,088
   Net realized gains (losses)
     on investments                               24,292        851,624        355,586      1,598,804        737,349         98,946
   Net change in unrealized
     appreciation (depreciation)                 (59,922)      (763,530)      (361,060)      (328,513)        72,280       (668,458)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               (35,498)        84,901        (66,250)     1,157,341        810,483       (553,424)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,511,452      2,681,482      3,022,010      6,338,435      4,068,293      4,861,084
   Contract terminations,
     withdrawal payments and
     charges                                    (509,792)      (877,128)    (1,746,876)    (2,828,969)      (862,723)    (1,181,438)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             94            142             --
   Annuity benefit payments                           --             --             --           (320)        (2,365)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,001,660      1,804,354      1,275,134      3,509,240      3,203,347      3,679,646
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                    966,162      1,889,255      1,208,884      4,666,581      4,013,830      3,126,222
Net assets at the beginning of
   year or period                              3,258,095      6,647,032      3,090,006     15,662,258      8,526,063     10,967,217
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    4,224,257      8,536,287      4,298,890     20,328,839     12,539,893     14,093,439
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               AMER           AMER         FIDELITY       FIDELITY       FIDELITY       FIDELITY
                                             FUNDS IS       FUNDS IS         VIP            VIP            VIP            VIP
                                            NEW WORLD     US GOVT/AAA     CONTRAFUND   EQUITY-INCOME   HIGH INCOME      MID CAP
                                               CL 2           CL 2         SC 2 (b)         SC2          SC2 (b)          SC2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       10,888        (26,673)      (305,122)       726,768      1,339,833       (442,333)
   Net realized gains (losses)
     on investments                               34,544         64,762       (117,243)     3,701,729        664,581      5,683,617
   Net change in unrealized
     appreciation (depreciation)
     of investments                              335,983       (253,592)    15,272,606     14,996,154       (776,972)     6,466,080
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               381,415       (215,503)    14,850,241     19,424,651      1,227,442     11,707,364
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,315,956      3,494,140     11,851,345      4,276,601      7,506,770      2,535,540
   Contract terminations,
     withdrawal payments and
     charges                                    (772,858)    (1,033,192)    (5,746,205)   (11,187,082)    (5,235,199)    (5,378,408)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             16          3,139          5,356             18         (2,375)
   Annuity benefit payments                           --           (931)        36,169       (131,625)        (3,369)       (68,109)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       2,543,098      2,460,033      6,072,110     (7,036,750)     2,268,220     (2,913,352)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,924,513      2,244,530     20,922,351     12,387,901      3,495,662      8,794,012
Net assets at the beginning of
   year or period                              2,028,930      3,776,868     47,059,500     77,648,067     27,872,696     35,464,418
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    4,953,443      6,021,398     67,981,851     90,035,968     31,368,358     44,258,430
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (21,813)       (18,514)      (318,310)       967,473       (145,293)      (598,360)
   Net realized gains (losses)
     on investments                              573,594        (88,969)    17,850,914       (355,457)       965,671      1,728,168
   Net change in unrealized
     appreciation (depreciation)              (1,118,708)       339,093    (16,816,978)     5,307,372        (77,932)       768,001
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (566,927)       231,610        715,626      5,919,388        742,446      1,897,809
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  2,554,010      3,248,605      1,858,181      1,997,689        126,545      3,169,503
   Contract terminations,
     withdrawal payments and
     charges                                  (1,198,708)    (2,023,161)   (70,555,658)   (13,017,029)   (32,236,211)    (6,150,017)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             19             --         (1,065)            10          2,566
   Annuity benefit payments                           --           (980)            --       (141,945)        (1,148)       (72,151)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,355,302      1,224,483    (68,697,477)   (11,162,350)   (32,110,804)    (3,050,099)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                    788,375      1,456,093    (67,981,851)    (5,242,962)   (31,368,358)    (1,152,290)
Net assets at the beginning of
   year or period                              4,953,443      6,021,398     67,981,851     90,035,968     31,368,358     44,258,430
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    5,741,818      7,477,491             --     84,793,006             --     43,106,140
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       GOLDMAN
                                             DEV MKTS        MUTUAL        SMALL CP       SM-MD CP        VIP LG      SACHS VI GBL
                                               VIP          SHS VIP        VAL VIP         GR VIP        CAP GRO         MK NAV
                                               CL 2           CL 2           CL 2           CL 2         CL 2 (b)        SS(a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      180,789         66,398        (31,120)      (140,691)       (13,389)       (78,461)
   Net realized gains (losses)
     on investments                             (619,419)       (34,500)       874,918      1,035,288         57,618        481,354
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (172,465)     2,344,497      4,172,579      2,504,155        673,325        286,856
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (611,095)     2,376,395      5,016,377      3,398,752        717,554        689,749
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  4,522,064        218,577      5,526,941      2,014,462        188,626     21,112,715
   Contract terminations,
     withdrawal payments and
     charges                                  (4,830,550)    (2,086,137)    (1,038,886)    (2,371,928)      (454,120)      (273,797)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  17,212             54             30            774              4             --
   Annuity benefit payments                      (46,866)        (2,166)        (3,765)       (12,537)          (185)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                        (338,140)    (1,869,672)     4,484,320       (369,229)      (265,675)    20,838,918
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                   (949,235)       506,723      9,500,697      3,029,523        451,879     21,528,667
Net assets at the beginning of
   year or period                             29,864,458      9,582,151     12,507,048      9,473,157      2,787,654             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   28,915,223     10,088,874     22,007,745     12,502,680      3,239,533     21,528,667
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $       43,197         54,338       (200,915)      (150,779)       (15,783)      (555,045)
   Net realized gains (losses)
     on investments                             (364,773)       474,231      2,107,344      3,155,327      1,116,822        520,475
   Net change in unrealized
     appreciation (depreciation)              (2,275,399)        (2,180)    (2,045,341)    (2,305,422)    (1,045,698)     1,278,274
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            (2,596,975)       526,389       (138,912)       699,126         55,341      1,243,704
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,373,939        190,295      4,464,326      1,186,783         11,758     39,070,665
   Contract terminations,
     withdrawal payments and
     charges                                  (5,226,627)    (1,887,388)      (601,134)    (2,845,091)    (3,306,386)      (734,192)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  15,736             67             36          1,211              3             --
   Annuity benefit payments                      (41,196)        (2,415)        (3,979)       (13,617)          (249)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (1,878,148)    (1,699,441)     3,859,249     (1,670,714)    (3,294,874)    38,336,473
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (4,475,123)    (1,173,052)     3,720,337       (971,588)    (3,239,533)    39,580,177
Net assets at the beginning of
   year or period                             28,915,223     10,088,874     22,007,745     12,502,680      3,239,533     21,528,667
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   24,440,100      8,915,822     25,728,082     11,531,092             --     61,108,844
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             GOLDMAN        IBBOTSON                                                    IBBOTSON
                                             SACHS VI      AGGRESSIVE      IBBOTSON       IBBOTSON       IBBOTSON       INCOME &
                                            HQ FLT RT        GRWTH         BALANCED     CONSERVATIVE      GROWTH         GROWTH
                                                SS            ETF2           ETF2           ETF2           ETF2           ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (261,080)       (15,733)        28,887        (54,552)       (92,239)       (11,763)
   Net realized gains (losses)
     on investments                              181,266        177,568      2,534,746        559,468      1,187,145      1,648,245
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (163,435)       553,116      3,747,666       (310,688)     2,435,037        408,010
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (243,249)       714,951      6,311,299        194,228      3,529,943      2,044,492
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 17,402,950      1,803,487     12,726,929      3,579,759      1,107,955      7,472,926
   Contract terminations,
     withdrawal payments and
     charges                                  (1,089,942)      (515,226)    (6,016,114)    (5,197,804)    (2,993,204)    (6,596,989)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                       2             --            591             --             --             --
   Annuity benefit payments                       (1,398)            --        (21,575)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      16,311,611      1,288,261      6,689,831     (1,618,045)    (1,885,249)       875,937
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 16,068,362      2,003,212     13,001,130     (1,423,817)     1,644,694      2,920,429
Net assets at the beginning of
   year or period                             19,737,352      3,696,090     58,383,436     18,863,156     24,831,473     34,740,164
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   35,805,714      5,699,302     71,384,566     17,439,339     26,476,167     37,660,593
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (444,352)       (30,400)      (208,716)       (86,960)      (126,857)      (141,105)
   Net realized gains (losses)
     on investments                              (62,398)       209,570      5,143,435        311,338      1,827,939      1,307,447
   Net change in unrealized
     appreciation (depreciation)                 (80,090)       (31,639)    (2,786,139)         1,716       (945,004)      (501,042)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (586,840)       147,531      2,148,580        226,094        756,078        665,300
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  5,985,662      1,647,859      5,332,854      2,390,770      2,291,741        987,768
   Contract terminations,
     withdrawal payments and
     charges                                  (2,602,448)      (475,331)   (12,753,489)    (4,519,720)    (3,778,327)    (4,408,847)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                       1             --            702             --             --             --
   Annuity benefit payments                       (1,326)            --        (22,164)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       3,381,889      1,172,528     (7,442,097)    (2,128,950)    (1,486,586)    (3,421,079)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  2,795,049      1,320,059     (5,293,517)    (1,902,856)      (730,508)    (2,755,779)
Net assets at the beginning of
   year or period                             35,805,714      5,699,302     71,384,566     17,439,339     26,476,167     37,660,593
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   38,600,763      7,019,361     66,091,049     15,536,483     25,745,659     34,904,814
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI
                                               AMER           AMER        INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                              FRANCH         VALUE         COMSTOCK     CORE EQUITY    EQUITY & INC   GROWTH & INC
                                            SR II (b)        SR II          SR II        SR II (b)        SR II          SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (62,559)       (30,020)        41,397         (1,881)         1,051         (1,981)
   Net realized gains (losses)
     on investments                              210,963        110,657         46,592        326,503         79,174        335,962
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,637,005        712,765      7,562,919        (20,210)       303,251        613,257
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,785,409        793,402      7,650,908        304,412        383,476        947,238
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    215,015      3,099,162     11,917,986        749,553      1,175,285        770,862
   Contract terminations,
     withdrawal payments and
     charges                                  (1,224,105)      (417,950)      (495,167)    (1,248,006)      (811,883)      (626,554)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      26             --             98             --             --             --
   Annuity benefit payments                       (3,147)            --         (4,910)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (1,012,211)     2,681,212     11,418,008       (498,453)       363,402        144,308
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    773,198      3,474,614     19,068,916       (194,041)       746,878      1,091,546
Net assets at the beginning of
   year or period                              5,161,697        906,648     18,618,264      1,212,469      1,519,551      2,931,635
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    5,934,895      4,381,262     37,687,180      1,018,428      2,266,429      4,023,181
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (24,141)       (59,102)      (150,902)        (5,237)         6,035          2,831
   Net realized gains (losses)
     on investments                            1,502,894        900,302        358,712        171,326        267,650        974,626
   Net change in unrealized
     appreciation (depreciation)              (1,599,925)      (549,479)     3,146,163       (131,628)       (98,712)      (696,461)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (121,172)       291,721      3,353,973         34,461        174,973        280,996
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                     94,936      3,546,092     10,100,455        130,530      1,547,577        519,439
   Contract terminations,
     withdrawal payments and
     charges                                  (5,907,448)    (2,113,911)    (1,384,876)    (1,183,419)      (448,994)    (1,299,795)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      13             --            134             --             --             --
   Annuity benefit payments                       (1,224)            --         (5,551)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (5,813,723)     1,432,181      8,710,162     (1,052,889)     1,098,583       (780,356)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (5,934,895)     1,723,902     12,064,135     (1,018,428)     1,273,556       (499,360)
Net assets at the beginning of
   year or period                              5,934,895      4,381,262     37,687,180      1,018,428      2,266,429      4,023,181
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $           --      6,105,164     49,751,315             --      3,539,985      3,523,821
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI      IVY VIP          IVY            IVY            IVY          IVY VIP
                                           SM CAP EQTY       ASSET           VIP            VIP          VIP CORE       DIVIDEND
                                              SR II         STRATEGY       BALANCED         BOND          EQUITY          OPP
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (268,578)      (350,274)       220,838      2,409,648       (616,380)        27,841
   Net realized gains (losses)
     on investments                              637,699      1,229,992     11,529,503      2,103,241      5,396,781        751,719
   Net change in unrealized
     appreciation (depreciation)
     of investments                            5,155,182     45,216,163     11,596,594     (8,676,863)    14,333,866      5,055,152
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             5,524,303     46,095,881     23,346,935     (4,163,974)    19,114,267      5,834,712
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  4,898,625     24,270,758     12,859,254     33,566,030     31,424,668      2,728,543
   Contract terminations,
     withdrawal payments and
     charges                                    (756,274)   (17,565,250)   (11,685,914)    (2,459,948)    (3,745,846)    (2,019,587)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      18         16,622         55,362          2,870          7,961            924
   Annuity benefit payments                         (971)      (155,232)      (466,873)       (25,677)       (51,016)       (11,857)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       4,141,398      6,566,898        761,829     31,083,275     27,635,767        698,023
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  9,665,701     52,662,779     24,108,764     26,919,301     46,750,034      6,532,735
Net assets at the beginning of
   year or period                             13,987,224    191,537,131    105,071,224    109,872,989     47,527,696     20,656,026
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   23,652,925    244,199,910    129,179,988    136,792,290     94,277,730     27,188,761
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (341,646)    (2,214,093)      (406,572)     3,509,954       (930,344)       (71,076)
   Net realized gains (losses)
     on investments                            3,480,670     32,983,594     13,874,944      4,341,612     15,104,336      2,532,439
   Net change in unrealized
     appreciation (depreciation)              (2,962,296)   (46,583,029)    (5,693,246)    (3,700,181)    (5,971,426)      (331,315)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               176,728    (15,813,528)     7,775,126      4,151,385      8,202,566      2,130,048
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,895,395     13,016,054      8,204,427     12,689,058     15,632,603        643,275
   Contract terminations,
     withdrawal payments and
     charges                                  (2,115,841)   (23,685,565)   (14,551,430)    (6,910,116)    (8,287,656)    (3,463,805)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      22          1,353         25,759          1,263            510          1,135
   Annuity benefit payments                       (1,034)      (158,074)      (458,210)       (26,507)       (55,371)       (13,266)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                        (221,458)   (10,826,232)    (6,779,454)     5,753,698      7,290,086     (2,832,661)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                    (44,730)   (26,639,760)       995,672      9,905,083     15,492,652       (702,613)
Net assets at the beginning of
   year or period                             23,652,925    244,199,910    129,179,988    136,792,290     94,277,730     27,188,761
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   23,608,195    217,560,150    130,175,660    146,697,373    109,770,382     26,486,148
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               IVY          IVY VIP        IVY VIP          IVY            IVY            IVY
                                               VIP        GLBL NATURAL      GLOBAL          VIP          VIP HIGH    VIP INTL CORE
                                              ENERGY          RES            BOND          GROWTH         INCOME         EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (122,749)      (603,343)       (90,240)    (1,719,095)     1,484,125        584,678
   Net realized gains (losses)
     on investments                              422,083     (1,578,099)        26,237     20,342,928        503,753     (3,278,429)
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,469,511      4,546,673         82,291     39,078,163      2,061,516     41,725,914
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,768,845      2,365,231         18,288     57,701,996      4,049,394     39,032,163
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    766,225      3,358,178      3,343,870      9,211,817     10,971,780      7,681,289
   Contract terminations,
     withdrawal payments and
     charges                                    (775,845)    (4,927,032)    (1,345,786)   (24,727,937)    (4,512,386)   (21,026,155)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                     444            245             --         49,931          1,435         38,416
   Annuity benefit payments                       (1,452)        (6,184)        (2,035)      (222,825)       (37,095)      (195,959)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         (10,628)    (1,574,793)     1,996,049    (15,689,014)     6,423,734    (13,502,409)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  1,758,217        790,438      2,014,337     42,012,982     10,473,128     25,529,754
Net assets at the beginning of
   year or period                              6,746,220     38,629,692      5,208,913    171,638,603     43,430,987    173,054,725
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    8,504,437     39,420,130      7,223,250    213,651,585     53,904,115    198,584,479
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (133,324)      (614,407)        66,923     (1,249,711)     3,602,714      2,319,180
   Net realized gains (losses)
     on investments                            1,032,941     (1,058,529)        42,235     51,064,549      1,653,890     11,205,832
   Net change in unrealized
     appreciation (depreciation)              (1,833,574)    (3,705,913)      (196,919)   (44,538,670)    (6,079,251)   (12,821,180)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (933,957)    (5,378,849)       (87,761)     5,276,168       (822,647)       703,832
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,069,818      5,458,706      1,035,014      1,674,018     55,992,190      5,681,314
   Contract terminations,
     withdrawal payments and
     charges                                  (1,566,213)    (5,757,819)      (933,800)  (154,593,314)   (10,983,134)   (23,538,631)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                     512            270             --          2,153          1,504          1,545
   Annuity benefit payments                       (1,605)        (5,614)        (1,989)       (20,612)       (52,715)      (206,510)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                        (497,488)      (304,457)        99,225   (152,937,755)    44,957,845    (18,062,282)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (1,431,445)    (5,683,306)        11,464   (147,661,587)    44,135,198    (17,358,450)
Net assets at the beginning of
   year or period                              8,504,437     39,420,130      7,223,250    213,651,585     53,904,115    198,584,479
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    7,072,992     33,736,824      7,234,714     65,989,998     98,039,313    181,226,029
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               IVY          IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             VIP INTL     LIMITED-TERM    MICRO CAP       MID CAP         MONEY         PATH MOD
                                              GROWTH          BOND          GROWTH         GROWTH         MARKET      AGG MVF (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (347,398)      (262,125)      (358,020)      (658,931)      (166,379)        (6,268)
   Net realized gains (losses)
     on investments                            1,326,945        (25,549)     2,550,003      1,831,315             --          3,341
   Net change in unrealized
     appreciation (depreciation)
     of investments                            8,803,830        (65,974)     9,246,428     10,005,500             --        110,856
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             9,783,377       (353,648)    11,438,411     11,177,884       (166,379)       107,929
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 15,617,964     18,067,229      6,529,368     20,624,944      4,878,766      4,612,108
   Contract terminations,
     withdrawal payments and
     charges                                  (2,635,853)    (1,176,116)    (4,843,264)    (1,529,796)    (3,221,697)        (2,028)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                   1,869             --          1,337            301             20             --
   Annuity benefit payments                      (12,482)            --         (8,963)        (4,121)          (555)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      12,971,498     16,891,113      1,678,478     19,091,328      1,656,534      4,610,080
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 22,754,875     16,537,465     13,116,889     30,269,212      1,490,155      4,718,009
Net assets at the beginning of
   year or period                             47,979,312     13,221,134     20,455,674     31,405,038     12,361,898             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   70,734,187     29,758,599     33,572,563     61,674,250     13,852,053      4,718,009
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      471,824       (248,851)      (412,230)      (925,437)      (173,433)       125,262
   Net realized gains (losses)
     on investments                            6,361,858        (19,879)     6,217,136      5,091,146             --      1,466,758
   Net change in unrealized
     appreciation (depreciation)              (7,162,751)       132,829     (6,836,600)       (88,657)            --       (993,956)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (329,069)      (135,901)    (1,031,694)     4,077,052       (173,433)       598,064
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  6,609,871      7,799,015      5,070,759      6,461,327      2,083,730     29,500,327
   Contract terminations,
     withdrawal payments and
     charges                                  (4,207,092)    (1,914,537)    (7,604,858)    (3,920,789)    (3,510,158)    (1,382,907)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 (10,952)            --          2,234            360             23             --
   Annuity benefit payments                      (12,764)            --        (10,009)        (4,515)          (525)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       2,379,063      5,884,478     (2,541,874)     2,536,383     (1,426,930)    28,117,420
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  2,049,994      5,748,577     (3,573,568)     6,613,435     (1,600,363)    28,715,484
Net assets at the beginning of
   year or period                             70,734,187     29,758,599     33,572,563     61,674,250     13,852,053      4,718,009
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   72,784,181     35,507,176     29,998,995     68,287,685     12,251,690     33,433,493
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP PATH                    IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             MOD CON      IVY VIP PATH    PATHFINDER     PATHFINDER   PATHFINDER MOD   PATHFINDER
                                             MVF (c)      MOD MVF (c)     AGGRESSIVE      CONSERV          AGGR         MOD CONS
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       (1,348)       (14,005)       612,791      1,648,389      9,756,282      2,630,884
   Net realized gains (losses)
     on investments                                  871          4,063        157,819      1,132,005      1,484,082      1,042,092
   Net change in unrealized
     appreciation (depreciation)
     of investments                               24,250        246,329      1,853,087      1,792,333     35,833,747      7,125,676
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                23,773        236,387      2,623,697      4,572,727     47,074,111     10,798,652
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,583,201     12,541,204      4,204,760      6,837,285     20,300,530     15,028,183
   Contract terminations,
     withdrawal payments and
     charges                                     (37,471)          (323)      (986,065)    (8,378,368)    (7,683,004)    (3,524,531)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             (1)            --             --
   Annuity benefit payments                           --             --             --         (7,566)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,545,730     12,540,881      3,218,695     (1,548,650)    12,617,526     11,503,652
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  1,569,503     12,777,268      5,842,392      3,024,077     59,691,637     22,302,304
Net assets at the beginning of
   year or period                                     --             --      9,241,185     35,416,934    202,976,405     62,073,747
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    1,569,503     12,777,268     15,083,577     38,441,011    262,668,042     84,376,051
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (15,652)      (108,114)       (90,083)       (89,324)      (678,149)      (241,551)
   Net realized gains (losses)
     on investments                              402,308      3,097,632      1,386,915      2,859,347     21,559,988      7,668,387
   Net change in unrealized
     appreciation (depreciation)                (248,231)    (1,294,192)      (747,260)    (1,964,100)   (12,357,108)    (5,394,357)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               138,425      1,695,326        549,572        805,923      8,524,731      2,032,479
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 14,610,985    114,861,891      1,735,538      2,749,906      3,346,061      1,585,792
   Contract terminations,
     withdrawal payments and
     charges                                  (2,510,205)    (1,780,752)      (981,191)    (4,365,169)   (11,726,612)    (8,745,313)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --           (135)            --             --
   Annuity benefit payments                           --             --             --         (9,791)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      12,100,780    113,081,139        754,347     (1,625,189)    (8,380,551)    (7,159,521)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 12,239,205    114,776,465      1,303,919       (819,266)       144,180     (5,127,042)
Net assets at the beginning of
  year or period                               1,569,503     12,777,268     15,083,577     38,441,011    262,668,042     84,376,051
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   13,808,708    127,553,733     16,387,496     37,621,745    262,812,222     79,249,009
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP
                                            PATHFINDER    IVY VIP REAL    SCIENCE &    IVY VIP SMALL  IVY VIP SMALL       IVY
                                             MODERATE      ESTATE SEC        TECH        CAP GROWTH   CAP VALUE       VIP VALUE
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $    7,367,294        (63,328)      (932,631)      (894,675)      (328,792)      (484,291)
   Net realized gains (losses)
     on investments                            1,835,931       (150,261)     5,468,783        915,727      5,409,579      2,711,451
   Net change in unrealized
     appreciation (depreciation)
     of investments                           28,096,042        177,349     22,143,480     23,110,115     12,465,989     21,741,888
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            37,299,267        (36,240)    26,679,632     23,131,167     17,546,776     23,969,048
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 14,848,520      1,285,823     11,937,573      6,928,681      4,498,863     17,019,291
   Contract terminations,
     withdrawal payments and
     charges                                  (6,520,981)    (1,555,915)    (7,362,698)    (8,139,542)   (10,182,231)   (11,210,666)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                    (164)           276         14,396         23,017         20,889         23,441
   Annuity benefit payments                       (1,093)        (3,496)       (36,481)       (95,765)       (68,256)       (94,621)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       8,326,282       (273,312)     4,552,790     (1,283,609)    (5,730,735)     5,737,445
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 45,625,549       (309,552)    31,232,422     21,847,558     11,816,041     29,706,493
Net assets at the beginning of
   year or period                            186,390,832     13,525,470     47,728,649     55,911,570     57,793,996     70,629,414
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  232,016,381     13,215,918     78,961,071     77,759,128     69,610,037    100,335,907

YEAR OR PERIOD ENDED DECEMBER 31,         ============== ============== ============== ============== ============== ==============
   2014
Operations
   Investment income (loss) - net         $     (597,610)       (75,533)    (1,120,211)      (635,430)      (844,716)      (262,011)
   Net realized gains (losses)
     on investments                           21,505,324      1,356,886     10,723,692     14,922,690     11,711,032     15,584,076
   Net change in unrealized
     appreciation (depreciation)             (14,412,894)     2,326,909     (8,659,906)   (16,993,848)    (7,243,998)    (5,987,014)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             6,494,820      3,608,262        943,575     (2,706,588)     3,622,318      9,335,051
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,937,135      1,314,906      6,480,034      2,872,705      2,598,819      8,761,523
   Contract terminations,
     withdrawal payments and
     charges                                 (12,907,103)    (2,761,577)   (13,307,663)   (46,086,279)    (9,594,233)   (13,779,584)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      65            326         (9,380)           353         22,487         26,948
   Annuity benefit payments                       (2,270)        (3,664)       (43,218)        (4,235)       (69,979)      (105,632)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (8,972,173)    (1,450,009)    (6,880,227)   (43,217,456)    (7,042,906)    (5,096,745)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (2,477,353)     2,158,253     (5,936,652)   (45,924,044)    (3,420,588)     4,238,306
Net assets at the beginning of
  year or period                             232,016,381     13,215,918     78,961,071     77,759,128     69,610,037    100,335,907
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  229,539,028     15,374,171     73,024,419     31,835,084     66,189,449    104,574,213
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                        JANUS ASPEN     MFS VIT -     MFS VIT INV
                                           JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP    VALUE SERIES    GROWTH SER
                                           BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS        - SS (b)        SS (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       (6,289)      (244,004)     1,164,856        (46,284)      (372,683)      (435,114)
   Net realized gains (losses)
     on investments                            1,364,520        853,119     (5,798,271)       478,525      1,806,221      2,149,126
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,431,280      7,724,267     12,899,331      3,231,254     22,513,603      8,851,714
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             2,789,511      8,333,382      8,265,916      3,663,495     23,947,141     10,565,726
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  2,695,932      5,968,166      3,501,398      7,390,659      5,305,655      5,371,735
   Contract terminations,
     withdrawal payments and
     charges                                  (2,601,643)    (4,452,640)   (11,065,362)      (473,608)    (9,400,092)    (4,068,653)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --          2,607          1,937             16            332             40
   Annuity benefit payments                       (1,974)       (23,975)       (39,787)          (790)       (17,328)        (3,813)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                          92,315      1,494,158     (7,601,814)     6,916,277     (4,111,433)     1,299,309
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,881,826      9,827,540        664,102     10,579,772     19,835,708     11,865,035
Net assets at the beginning of
   year or period                             15,241,017     28,002,189     68,138,723     12,720,933     71,304,247     35,290,452
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   18,122,843     37,829,729     68,802,825     23,300,705     91,139,955     47,155,487
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $       23,926       (478,975)     1,009,363        (45,944)      (420,646)      (216,602)
   Net realized gains (losses)
     on investments                              859,070     12,724,707      4,202,934      3,309,497     34,535,561     14,726,367
   Net change in unrealized
     appreciation (depreciation)                 389,112     (9,853,946)   (13,437,355)    (1,652,060)   (33,580,816)   (14,503,352)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,272,108      2,391,786     (8,225,058)     1,611,493        534,099          6,413
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,914,772      2,043,411      3,286,688      1,155,929        441,448         27,823
   Contract terminations,
     withdrawal payments and
     charges                                  (2,084,438)    (6,164,312)    (9,134,278)    (1,932,709)   (92,115,502)   (47,188,363)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                       1          3,504          1,212             18             --             21
   Annuity benefit payments                       (2,114)       (26,135)       (39,696)          (853)            --         (1,381)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,828,221     (4,143,532)    (5,886,074)      (777,615)   (91,674,054)   (47,161,900)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  3,100,329     (1,751,746)   (14,111,132)       833,878    (91,139,955)   (47,155,487)
Net assets at the beginning of
  year or period                              18,122,843     37,829,729     68,802,825     23,300,705     91,139,955     47,155,487
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   21,223,172     36,077,983     54,691,693     24,134,583             --             --
                                          ============== ============== ============== ============== ============== ==============


See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             MFS VIT
                                             MID CAP      MFS VIT NEW    MORGSTANLEY    NEUBERGERBER   OPPENHEIMER    OPPENHEIMER
                                            GROWTH SER     DISCOVERY      UIF EMG MK    MAN SOC RESP    CAP APP VA    GBL STR INC
                                                SS         SER SS (b)      EQ CL 2          S CL          SS (b)       VA SS (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (13,775)      (159,033)       (48,333)       (10,540)       (20,725)       505,099
   Net realized gains (losses)
     on investments                               91,318        769,454        103,974        185,684        164,819         12,479
   Net change in unrealized
     appreciation (depreciation)
     of investments                              202,293      2,819,825       (290,540)       135,867        578,375       (788,699)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               279,836      3,430,246       (234,899)       311,011        722,469       (271,121)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    113,815      1,886,258      9,189,508      1,046,700        325,637        881,678
   Contract terminations,
     withdrawal payments and
     charges                                    (203,239)    (2,075,753)      (189,303)      (514,170)      (489,704)    (2,228,458)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --            231         (1,606)            --             --            121
   Annuity benefit payments                           --        (29,497)        (1,785)            --             --        (14,357)
Increase (decrease) in                    -------------- -------------- -------------- -------------- -------------- --------------
   net assets from
   contract transactions                         (89,424)      (218,761)     8,996,814        532,530       (164,067)    (1,361,016)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    190,412      3,211,485      8,761,915        843,541        558,402     (1,632,137)
Net assets at the beginning of
   year or period                                851,441      8,443,210      9,738,154        562,689      2,713,705     16,880,907
NET ASSETS AT THE END OF YEAR             -------------- -------------- -------------- -------------- -------------- --------------
   OR PERIOD                              $    1,041,853     11,654,695     18,500,069      1,406,230      3,272,107     15,248,770
YEAR OR PERIOD ENDED DECEMBER 31,         ============== ============== ============== ============== ============== ==============
   2014
Operations
   Investment income (loss) - net         $      (15,660)       (55,030)      (245,410)       (20,542)       (15,363)       (73,036)
   Net realized gains (losses)
     on investments                              237,833      2,825,659        290,240        120,872      1,058,773         22,182
   Net change in unrealized
     appreciation (depreciation)                (159,257)    (3,728,883)    (1,394,606)         4,460     (1,080,140)       325,824
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                62,916       (958,254)    (1,349,776)       104,790        (36,730)       274,970
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    207,397        609,599      6,360,018        650,674         19,642        300,549
   Contract terminations,
     withdrawal payments and
     charges                                    (263,412)   (11,295,359)      (607,608)      (480,620)    (3,255,019)   (15,819,635)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --            102             13             --             --             47
   Annuity benefit payments                           --        (10,783)        (1,341)            --             --         (4,701)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         (56,015)   (10,696,441)     5,751,082        170,054     (3,235,377)   (15,523,740)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                      6,901    (11,654,695)     4,401,306        274,844     (3,272,107)   (15,248,770)
Net assets at the beginning of
  year or period                               1,041,853     11,654,695     18,500,069      1,406,230      3,272,107     15,248,770
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    1,048,754             --     22,901,375      1,681,074             --             --
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER       PIMCO          PIMCO          PIMCO          PUTNAM
                                               INTL          MS SM         VIT GLB        VIT LOW       VIT TOTAL      VT EQUITY
                                             GROW VA         CAP VA        DIV ALL      DUR PORT ADV    RETURN ADV       INCOME
                                                SS             SS         ADV CL (a)         CL             CL           CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (80,269)       (13,615)       307,309        (80,697)       794,800          9,248
   Net realized gains (losses)
     on investments                               51,296        198,539        316,544         78,520      1,287,844        147,924
   Net change in unrealized
     appreciation (depreciation)
     of investments                            3,237,372        262,556       (120,716)      (701,788)    (5,879,557)       864,442
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             3,208,399        447,480        503,137       (703,965)    (3,796,913)     1,021,614
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 19,107,299        884,272     11,231,533     24,563,762     76,619,002      1,939,783
   Contract terminations,
     withdrawal payments and
     charges                                    (407,920)      (448,063)      (450,055)    (3,175,611)    (3,590,543)      (708,548)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      57             --             --             89             88             38
   Annuity benefit payments                       (1,838)            --             --         (7,368)        (7,629)        (2,239)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      18,697,598        436,209     10,781,478     21,380,872     73,020,918      1,229,034
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 21,905,997        883,689     11,284,615     20,676,907     69,224,005      2,250,648
Net assets at the beginning of
   year or period                              5,773,145        967,529             --     37,768,230     77,528,778      2,957,298
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   27,679,142      1,851,218     11,284,615     58,445,137    146,752,783      5,207,946
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (179,009)       (20,938)     1,044,700       (285,463)     1,084,729         24,167
   Net realized gains (losses)
     on investments                            1,015,001        425,133        615,005         79,306       (158,469)       846,302
   Net change in unrealized
     appreciation (depreciation)              (3,729,835)      (222,590)      (902,990)      (287,850)     3,203,581       (373,001)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            (2,893,843)       181,605        756,715       (494,007)     4,129,841        497,468
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 10,786,510        492,816     28,646,355     11,149,645     26,081,525      1,345,553
   Contract terminations,
     withdrawal payments and
     charges                                  (1,064,961)      (414,294)      (366,146)    (4,328,676)    (5,499,902)    (2,128,877)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      69             --             --             50             50             58
   Annuity benefit payments                       (1,933)            --             --         (7,316)        (7,598)        (2,498)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       9,719,685         78,522     28,280,209      6,813,703     20,574,075       (785,764)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  6,825,842        260,127     29,036,924      6,319,696     24,703,916       (288,296)
Net assets at the beginning of
   year or period                             27,679,142      1,851,218     11,284,615     58,445,137    146,752,783      5,207,946
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                              PUTNAM         PUTNAM         PUTNAM         PUTNAM          SFT            SFT
                                            VT GROWTH       VT INTER      VT MULTI-          VT          ADVANTUS       ADVANTUS
                                             AND INC         EQ CL        CAP GRO CL      VOYAGER          BOND       INDEX 400 MC
                                              CL IB            IB             IB           CL IB           CL 2           CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       (8,157)           385         (6,395)       (22,271)    (2,555,901)      (961,608)
   Net realized gains (losses)
     on investments                               50,604       (486,602)        27,128        190,893      4,682,882      5,424,630
   Net change in unrealized
     appreciation (depreciation)
     of investments                              574,975      1,600,608        169,209      1,223,558     (5,911,480)    15,827,706
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               617,422      1,114,391        189,942      1,392,180     (3,784,499)    20,290,728
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  2,063,071        189,168        137,156      1,321,306     20,721,935      3,539,610
   Contract terminations,
     withdrawal payments and
     charges                                    (216,729)    (1,094,664)       (80,510)    (2,046,236)   (14,124,431)   (12,361,314)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      60            136             --             --        (33,507)         3,678
   Annuity benefit payments                       (2,922)        (5,630)            --             --       (204,788)       (57,306)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,843,480       (910,989)        56,646       (724,930)     6,359,209     (8,875,332)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,460,902        203,402        246,588        667,250      2,574,710     11,415,396
Net assets at the beginning of
   year or period                              1,239,146      4,726,792        522,349      3,868,149    185,820,211     68,544,002
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    3,700,048      4,930,194        768,937      4,535,399    188,394,921     79,959,398
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (55,489)       (23,497)       (39,299)       (85,341)    (2,646,498)      (981,267)
   Net realized gains (losses)
     on investments                              512,873        (48,708)        88,467        574,970      4,933,556      6,155,641
   Net change in unrealized
     appreciation (depreciation)                 116,759       (283,903)       302,848        214,821      6,807,747        752,930
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               574,143       (356,108)       352,016        704,450      9,094,805      5,927,304
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  5,113,918        223,307      2,713,545      5,260,785     11,828,672      3,028,916
   Contract terminations,
     withdrawal payments and
     charges                                  (1,094,263)      (873,620)      (209,240)    (1,293,823)   (15,242,189)   (12,221,944)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      84            170             --             --         17,848          5,675
   Annuity benefit payments                       (3,348)        (6,109)            --             --       (191,732)       (61,630)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       4,016,391       (656,252)     2,504,305      3,966,962     (3,587,401)    (9,248,983)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  4,590,534     (1,012,360)     2,856,321      4,671,412      5,507,404     (3,321,679)
Net assets at the beginning of
   year or period                              3,700,048      4,930,194        768,937      4,535,399    188,394,921     79,959,398
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    8,290,582      3,917,834      3,625,258      9,206,811    193,902,325     76,637,719
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               SFT            SFT            SFT            SFT            SFT            SFT
                                             ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS
                                            INDEX 500      INTL BOND       MANAGED         MONEY         MORTGAGE     REAL ESTATE
                                               CL 2           CL 2         VOL (a)         MARKET          CL 2           CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $   (1,542,368)    (1,256,576)      (291,773)      (552,994)      (768,868)      (882,914)
   Net realized gains (losses)
     on investments                            7,580,506      3,495,981          5,599             --      1,370,280      1,638,648
   Net change in unrealized
     appreciation (depreciation)
     of investments                           33,214,948     (3,566,135)     3,109,890             --     (2,487,553)    (1,096,646)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            39,253,086     (1,326,730)     2,823,716       (552,994)    (1,886,141)      (340,912)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 18,103,330     13,877,074     50,223,607     19,674,262     10,788,178     12,510,957
   Contract terminations,
     withdrawal payments and
     charges                                 (12,324,090)    (7,648,072)      (116,746)   (24,038,847)    (5,673,846)    (5,501,061)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 178,807          6,258             --         21,266        (41,021)         5,725
   Annuity benefit payments                   (4,968,296)       (40,406)            --        (61,409)      (134,388)      (108,682)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         989,751      6,194,854     50,106,861     (4,404,728)     4,938,923      6,906,939
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 40,242,837      4,868,124     52,930,577     (4,957,722)     3,052,782      6,566,027
Net assets at the beginning of
   year or period                            128,781,432     89,932,944             --     44,390,256     56,007,270     58,910,326
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  169,024,269     94,801,068     52,930,577     39,432,534     59,060,052     65,476,353
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $   (1,791,230)    (1,275,599)    (1,118,872)      (514,539)      (829,556)    (1,067,115)
   Net realized gains (losses)
     on investments                           10,094,273      3,220,415         76,624             --      1,453,326      4,465,165
   Net change in unrealized
     appreciation (depreciation)              11,353,834     (1,584,817)     6,485,811             --      1,923,409     15,432,835
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            19,656,877        359,999      5,443,563       (514,539)     2,547,179     18,830,885
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 12,611,533      3,673,921     73,458,114     23,254,427      6,005,899     11,265,349
   Contract terminations,
     withdrawal payments and
     charges                                 (14,248,190)    (6,895,638)      (787,860)   (24,004,077)    (6,255,585)   (13,023,103)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                (139,930)         6,961             --         19,797         14,697          7,616
   Annuity benefit payments                   (5,386,231)       (39,418)            --        (55,266)      (120,826)      (110,171)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (7,162,818)    (3,254,174)    72,670,254       (785,119)      (355,815)    (1,860,309)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 12,494,059     (2,894,175)    78,113,817     (1,299,658)     2,191,364     16,970,576
Net assets at the beginning of
   year or period                            169,024,269     94,801,068     52,930,577     39,432,534     59,060,052     65,476,353
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  181,518,328     91,906,893    131,044,394     38,132,876     61,251,416     82,446,929
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS    SFT T. ROWE      TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY       PRICE         RISK BAL      RISK FLEX
                                            GROWTH (d)     GROWTH (d)      CL 2 (d)      VALUE (d)       ETF CL 2     ETF CL 2 (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $           --             --             --             --        (74,064)        (2,561)
   Net realized gains (losses)
     on investments                                   --             --             --             --        143,228             32
   Net change in unrealized
     appreciation (depreciation)
     of investments                                   --             --             --             --        840,946         37,142
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                    --             --             --             --        910,110         34,613
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                         --             --             --             --     14,296,409      2,487,465
   Contract terminations,
     withdrawal payments and
     charges                                          --             --             --             --     (1,377,747)        (1,124)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             --             --             --
   Annuity benefit payments                           --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                              --             --             --             --     12,918,662      2,486,341
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                         --             --             --             --     13,828,772      2,520,954
Net assets at the beginning of
   year or period                                     --             --             --             --      7,267,326             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $           --             --             --             --     21,096,098      2,520,954
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $   (2,004,377)      (388,397)      (586,410)    (1,363,966)      (116,214)      (235,446)
   Net realized gains (losses)
     on investments                            1,745,440        147,824        518,268        477,200        598,977         44,747
   Net change in unrealized
     appreciation (depreciation)              24,870,438      3,815,362      6,713,294     11,185,052       (196,003)       204,444
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            24,611,501      3,574,789      6,645,152     10,298,286        286,760         13,745
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                221,285,702     52,801,121     69,169,617    145,869,036      5,194,203     34,938,347
   Contract terminations,
     withdrawal payments and
     charges                                 (21,525,892)    (4,967,649)    (8,795,505)   (10,118,521)    (3,943,387)    (1,058,202)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  (2,427)        30,418         (1,860)           782             --             --
   Annuity benefit payments                     (293,260)      (115,295)       (39,405)       (29,024)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                     199,464,123     47,748,595     60,332,847    135,722,273      1,250,816     33,880,145
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                224,075,624     51,323,384     66,977,999    146,020,559      1,537,576     33,893,890
Net assets at the beginning of
   year or period                                     --             --             --             --     21,096,098      2,520,954
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  224,075,624     51,323,384     66,977,999    146,020,559     22,633,674     36,414,844
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                      SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------
                                             TOPS MGD        TOPS MGD
                                           RISK GROWTH     RISK MOD GRO
                                             ETF CL 2        ETF CL 2          TOTAL
                                          --------------  --------------  ----------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (75,093)        (77,314)       11,262,000
   Net realized gains (losses)
     on investments                              193,000          89,262       115,591,314
   Net change in unrealized
     appreciation (depreciation)
     of investments                            5,623,919       1,677,866       536,318,773
                                          --------------  --------------  ----------------
Net increase (decrease)
   in net assets resulting
   from operations                             5,741,826       1,689,814       663,172,087
                                          --------------  --------------  ----------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 68,075,179      21,478,835       976,088,557
   Contract terminations,
     withdrawal payments and
     charges                                  (1,305,322)       (810,286)     (398,847,148)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --              --           431,582
   Annuity benefit payments                           --              --        (7,683,239)
                                          --------------  --------------  ----------------
Increase (decrease) in
   net assets from
   contract transactions                      66,769,857      20,668,549       569,989,752
                                          --------------  --------------  ----------------
Increase (decrease) in
   net assets                                 72,511,683      22,358,363     1,233,161,839
Net assets at the beginning of
   year or period                             10,570,257       5,960,555     3,455,297,125
                                          --------------  --------------  ----------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   83,081,940      28,318,918     4,688,458,964
                                          ==============  ==============  ================
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (569,215)       (137,709)      (19,970,816)
   Net realized gains (losses)
     on investments                            1,039,232         767,230       458,587,051
   Net change in unrealized
     appreciation (depreciation)                (500,042)       (246,298)     (267,873,455)
                                          --------------  --------------  ----------------
Net increase (decrease)
   in net assets resulting
   from operations                               (30,025)        383,223       170,742,780
                                          --------------  --------------  ----------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 22,025,945       7,403,867     1,322,005,258
   Contract terminations,
     withdrawal payments and
     charges                                  (5,995,433)     (2,599,904)   (1,050,078,276)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --              --            53,720
   Annuity benefit payments                           --              --        (8,176,299)
                                          --------------  --------------  ----------------
Increase (decrease) in
   net assets from
   contract transactions                      16,030,512       4,803,963       263,804,403
                                          --------------  --------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                                 16,000,487       5,187,186       434,547,183
Net assets at the beginning of
   year or period                             83,081,940      28,318,918     4,688,458,965
                                          --------------  --------------  ----------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   99,082,427      33,506,104     5,123,006,148
                                          ==============  ==============  ================

See accompanying notes to financial statements.

----------
(a) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.
(b) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.
(c) For the period from October 4, 2013 through December 31, 2013 and the year ended December 31, 2014.
(d) For the period from May 1, 2014 through December 31, 2014.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eighteen types of contracts consisting of ninety-two segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity/UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-two segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Underlying Funds):

     - AllianceBernstein VPS Dynamic Asset Allocation Portfolio - Class B Shares (AllianBern VPS DynAsstAll Cl B)

     - AllianceBernstein VPS International Value Portfolio - Class B Shares (AllianBern VPS Intl Value Cl B)

     - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)

     - American Century Investments VP II Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)

     - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)

     - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)

     - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)

     - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)

     - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

     - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)

     - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)

     - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)

     - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)

     - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)

     - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)

     - Franklin Templeton VIP Trust Franklin Sm-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)

     - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)

     - Goldman Sachs VI Trust Global Markets Navigator Fund - Service Shares (Goldman Sachs VI Gbl Mk Nav SS)

     - Goldman Sachs VI Trust High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)

     - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Aggressive Grwth ETF2)

     - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class 2 (Ibbotson Balanced ETF2)

     - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class 2 (Ibbotson Conservative ETF2)

     - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Growth ETF2)

     - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Income & Growth ETF2)

     - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)

     -    Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
          II)

     - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)

     - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)

     - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)

     -    Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)

     -    Ivy Funds VIP - Balanced (Ivy VIP Balanced)

     -    Ivy Funds VIP - Bond (Ivy VIP Bond)

     -    Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)

     -    Ivy Funds VIP - Dividend Opportunities (Ivy VIP Dividend Opp)

     -    Ivy Funds VIP - Energy (Ivy VIP Energy)

     -    Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)

     -    Ivy Funds VIP - Global Bond (Ivy VIP Global Bond)

     -    Ivy Funds VIP - Growth (Ivy VIP Growth)

     -    Ivy Funds VIP - High Income (Ivy VIP High Income)

     -    Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)

     -    Ivy Funds VIP - International Growth (Ivy VIP Intl Growth)

     -    Ivy Funds VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)

     -    Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)

     -    Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)

     -    Ivy Funds VIP - Money Market (Ivy VIP Money Market)

     - Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (Ivy VIP Path Mod Agg MVF)

     - Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (Ivy VIP Path Mod Con MVF)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod MVF)

     -    Ivy Funds VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)

     -    Ivy Funds VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)

     - Ivy Funds VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod Aggr)

     - Ivy Funds VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod Cons)

     -    Ivy Funds VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)

     -    Ivy Funds VIP - Real Estate Securities (Ivy VIP Real Estate Sec)

     -    Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)

     -    Ivy Funds VIP - Small Cap Growth (Ivy VIP Small Cap Growth)

     -    Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)

     -    Ivy Funds VIP - Value (Ivy VIP Value)

     - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)

     - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)

     - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)

     - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)

     - MFS(R) VIT - Mid Cap Growth Series - Service Shares (MFS VIT Mid Cap Growth Ser SS)

     - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

     - Neuberger Berman Advisers Management Trust Socially Responsive Portfolio - S Class Shares (NeubergerBerman Soc Resp S Cl)

     - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)

     - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)

     - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)

     - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

     - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

     - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

     - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)

     - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)

     - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)

     -    Putnam VT Voyager Fund - Class IB Shares (Putnam VT Voyager Cl IB)

     - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)

     - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)

     - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)

     - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - Securian Funds Trust - SFT Advantus Managed Volatility Fund (SFT Advantus Managed Vol)

     - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)

     - Securian Funds Trust - Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)

     - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)

     -    Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)

     - Securian Funds Trust - Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)

     - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)

     - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

     - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)

     - Northern Lights VT Tops(R) Managed Risk Flex ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Flex ETF Cl 2)

     - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)

     -    Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio
          - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The  following sub-accounts had name changes during 2014 and 2013:

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Goldman Sachs Government Income Fund           Goldman Sachs VI Trust High                   April 30, 2013
                                                    Quality  Floating Rate Fund -
                                                    Service Shares

     Ibbotson Aggressive Growth ETF, Class 2        ALPS VIT Ibbotson Aggressive Growth           April 30, 2013
                                                    ETF Asset Allocation Portfolio -
                                                      Class 2

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Ibbotson Balanced ETF, Class 2                 ALPS VIT Ibbotson Balanced ETF                April 30, 2013
                                                    Asset Allocation Portfolio -
                                                    Class 2

     Ibbotson Conservative ETF, Class 2             ALPS VIT Ibbotson Conservative ETF            April 30, 2013
                                                    Asset Allocation Portfolio -
                                                    Class 2

     Ibbotson Growth ETF, Class 2                   ALPS VIT Ibbotson Growth ETF Asset            April 30, 2013
                                                    Allocation Portfolio - Class 2

     Ibbotson Income & Growth ETF, Class 2          ALPS VIT Ibbotson Income and Growth           April 30, 2013
                                                    ETF Asset Allocation Portfolio -
                                                    Class 2

     Invesco Van Kampen Growth & Income             Invesco V.I.  Growth and Income Fund          April 29, 2013
                                                    - Series II Shares

     Invesco Van Kampen VI American Franchise       Invesco V.I.  American Franchise              April 29, 2013
                                                    Fund - Series II Shares

     Invesco Van Kampen VI American Value           Invesco V.I. American Value Fund -            April 29, 2013
                                                    Series II Shares

     Invesco Van Kampen VI Comstock                 Invesco V.I. Comstock Fund - Series          April 29, 2013
                                                    II Shares

     Invesco Van Kampen VI Equity and Income        Invesco V.I. Equity and Income Fund           April 29, 2013
                                                    - Series II Shares

     Oppenheimer Main Street Small- &               Oppenheimer VA Funds - Oppenheimer            April 30, 2013
     Mid-Cap(R)/VA                                  Main Street Small Cap(R)/VA Service
                                                    Shares

     TOPS(R) Protected Balanced ETF Portfolio       Northern Lights VT TOPS(R) Managed              May 1, 2013
                                                    Risk Balanced ETF Portfolio - Class
                                                    2 Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                     FORMER NAME                                CURRENT NAME                      EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     TOPS(R) Protected Growth ETF Portfolio         Northern Lights VT TOPS(R) Managed              May 1, 2013
                                                    Risk Growth ETF Portfolio - Class 2
                                                    Shares

     TOPS(R) Protected Moderate Growth ETF          Northern Lights VT TOPS(R) Managed              May 1, 2013
     Portfolio                                      Risk Moderate Growth ETF Portfolio
                                                    - Class 2 Shares

     Oppenheimer International Growth Fund/VA A     Oppenheimer VA Funds - Oppenheimer            April 30, 2014
     series of Panorama Series Fund, Inc. -        International Growth Fund/VA
     Service Shares                                 Service Shares

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Mutual Shares Securities Fund Class 2          Franklin Mutual Shares VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Small Cap Value Securities Fund Class 2        Franklin Small Cap Value VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Sm-Mid Cap Growth Securities Fund Class 2      Franklin Sm-Mid Cap Growth VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Templeton         Franklin Templeton VIP Trust                    May 1, 2014
     Developing Markets Securities Fund Class 2     Templeton Developing Markets VIP
                                                    Fund Class 2

     The following sub-accounts were added to the Account in 2014 and 2013:

                                   FUND                                        EFFECTIVE DATE
     ----------------------------------------------------------------   ----------------------------
     AllianceBernstein  VPS Dynamic Asset Allocation Portfolio -                 May 1, 2013
     Class B Shares

     Goldman Sachs VI Trust Global  Markets  Navigator  Fund -                   May 1, 2013
     Service Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                   FUND                                        EFFECTIVE DATE
     ----------------------------------------------------------------   ----------------------------
     PIMCO  VIT  -  PIMCO  Global  Diversified   Allocation                      May 1, 2013
     Portfolio Advisor Class Shares

     Securian Funds Trust -- SFT Advantus Managed Volatility Fund                May 1, 2013

     Ivy  Funds  VIP - Pathfinder  Moderately  Aggressive  -                   October 4, 2013
     Managed Volatility

     Ivy  Funds VIP - Pathfinder  Moderately  Conservative  -                  October 4, 2013
     Managed Volatility

     Ivy Funds VIP - Pathfinder Moderate - Manage Volatility                   October 4, 2013

     Northern  Lights VT TOPS(R) Managed Risk Flex ETF Portfolio -             October 4, 2013
     Class 2 Shares

     Securian Funds Trust -- SFT Ivy(SM) Growth Fund                             May 1, 2014

     Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth Fund                   May 1, 2014

     Securian  Funds Trust -- SFT  Pyramis(R) Core Equity Fund --                May 1, 2014
     Class 2 Shares

     Securian Funds Trust -- SFT T. Rowe Price Value Fund                        May 1, 2014

     Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

                           COLUMN I                                              COLUMN II
                       EXISTING FUND                                          REPLACEMENT FUND
     ---------------------------------------------------   -------------------------------------------------------
     American Century VP Ultra(R) Fund Class II Shares     Securian Funds Trust -- SFT Ivy(SM) Growth Fund

     American Century VP Value Fund Class II Shares        Securian Funds Trust -- SFT T. Rowe Price Value Fund

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                           COLUMN I                                              COLUMN II
                       EXISTING FUND                                          REPLACEMENT FUND
     ---------------------------------------------------   -------------------------------------------------------
     Fidelity VIP Contrafund(R) Service Class 2 Shares     Securian Funds Trust - SFT Pyramis(R) Core Equity Fund
                                                           - Class 2 Shares

     Fidelity VIP High Income                              Ivy Funds VIP - High Income

     Franklin Templeton VIP Trust -- Franklin Large Cap    Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Growth Securities Class 2 Shares

     Invesco V.I. American Franchise Fund Series II        Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Shares

     Invesco V.I. Core Equity Fund Series II Shares        Securian Funds Trust -- SFT Pyramis(R) Core
                                                           Equity Fund - Class 2 Shares

     Ivy Funds VIP Growth*                                 Securian Funds Trust -- SFT Ivy(SM) Growth Fund

     Ivy Funds VIP Small Cap Growth*                       Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth
                                                           Fund

     MFS(R) VIT Investors Growth Stock Series Service      Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Class Shares

     MFS(R) VIT New Discovery Series Service Class         Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth
     Shares                                                Fund

     MFS(R) VIT Value Series Service Class Shares          Securian Funds Trust -- SFT T. Rowe Price Value Fund

     Oppenheimer Variable Account Funds -- Capital         Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Appreciation Fund/VA Service Shares

     Oppenheimer Variable Account Funds -- Global          Ivy Funds VIP -- High Income
     Strategic Income/VA Service Shares

     Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund except as noted.

----------
     *The Ivy Funds VIP Growth and Ivy Funds VIP Small Cap Growth within the Waddell & Reed Retirement Builder and Waddell & Reed Retirement Builder II B and L Series were excluded from the Order.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Underlying Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Underlying Funds are as follows:

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

          Net realized gains (losses) on investments include realized gain distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds.

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $ 4,332 and $7,695, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $30,002 and $17,825, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2014 and 2013, contingent deferred sales charges for all MultiOption Advisor classes totaled $820,251 and $935,489, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY/UMOA

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

     (E)  ADJUSTABLE INCOME ANNUITY:

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

          A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2014 and 2013.

          A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2014 and 2013.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2014 and 2013.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $738,566 and $736,101, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $45,886 and $37,723, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $435,548 and $358,981, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          These products were introduced in November 2012.

          There are two classes of contracts offered under this series - B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $347,456 and $18,007, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charges that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          These products were introduced in September 2013.

          There are two classes of contracts offered under this series - B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II -- B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II -- L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $60,037 and $0, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (K)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          annual fee ranging from 0.02% to 0.07% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

               -Securian Funds Trust -- SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               -Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               -Securian Funds Trust -- SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2014. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

          Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 -- Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 -- Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2014, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers and used as a practical expedient in estimating fair value. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2014 were as follows:

                                                             PURCHASES           SALES
                                                          ---------------   ---------------
     AllianBern VPS DynAsstAll Cl B                       $    36,558,265   $       242,675
     AllianBern VPS Intl Value Cl B                               122,804           151,193
     Am Century VP Inc & Gro Cl II                                881,338           719,413
     Am Century VP Infl Pro Cl II                               8,942,136         3,004,983
     Am Century VP Ultra Cl II (a)                                 98,910        31,339,507
     Am Century VP Value Cl II (a)                                517,777        60,039,156
     Amer Funds IS Glbl Bond Cl 2                               1,560,953           525,232
     Amer Funds IS Glbl Growth Cl 2                             3,422,216           917,403
     Amer Funds IS Glbl Sm Cp Cl 2                              3,005,240         1,770,954
     Amer Funds IS Growth Cl 2                                  7,109,248         2,890,774
     Amer Funds IS Growth-Inc Cl 2                              4,561,210           922,599
     Amer Funds IS Intl Cl 2                                    4,894,612         1,198,855
     Amer Funds IS New World Cl 2                               3,113,764         1,219,764
     Amer Funds IS US Govt/AAA Cl 2                             3,279,012         2,073,034
     Fidelity VIP Contrafund SC 2 (a)                           1,748,100        70,764,263
     Fidelity VIP Equity-Income SC2                             5,189,750        14,174,590
     Fidelity VIP High Income SC2 (a)                             102,620        32,358,940
     Fidelity VIP Mid Cap SC2                                   4,024,214         6,644,569
     Franklin Dev Mkts VIP Cl 2                                 3,664,707         5,499,676
     Franklin Mutual Shs VIP Cl 2                                 409,642         2,006,451
     Franklin Small Cp Val VIP Cl 2                             6,031,437           682,825
     Franklin Sm-Md Cp Gr VIP Cl 2                              3,426,343         2,973,475
     Franklin VIP Lg Cap Gro Cl 2 (a)                              10,524         3,321,205
     Goldman Sachs VI Gbl Mk Nav SS                            39,020,485           764,358
     Goldman Sachs VI HQ Flt Rt SS                              5,723,468         2,785,917
     Ibbotson Aggressive Grwth ETF2                             1,727,987           534,292
     Ibbotson Balanced ETF2                                     6,845,729        13,506,593
     Ibbotson Conservative ETF2                                 2,740,484         4,725,949
     Ibbotson Growth ETF2                                       2,507,891         4,065,732
     Ibbotson Income & Growth ETF2                              1,896,207         4,864,427
     Invesco VI Amer Franch Sr II (a)                              88,870         5,926,761
     Invesco VI Amer Value Sr II                                3,898,664         2,131,902
     Invesco VI Comstock Sr II                                 10,119,512         1,560,107
     Invesco VI Core Equity Sr II (a)                             129,739         1,187,872
     Invesco VI Equity & Inc Sr II                              1,731,597           475,580

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                             PURCHASES           SALES
                                                          ---------------   ---------------
     Invesco VI Growth & Inc Sr II                        $       992,360   $     1,342,791
     Invesco VI Sm Cap Eqty Sr II                               3,866,001         2,278,823
     Ivy VIP Asset Strategy                                    42,923,702        25,830,094
     Ivy VIP Balanced                                          19,807,822        16,232,347
     Ivy VIP Bond                                              21,341,818         7,796,674
     Ivy VIP Core Equity                                       29,493,966         9,072,280
     Ivy VIP Dividend Opp                                       2,950,541         3,787,459
     Ivy VIP Energy                                             1,299,430         1,652,988
     Ivy VIP Glbl Natural Res                                   5,215,787         6,134,696
     Ivy VIP Global Bond                                        1,150,101           983,951
     Ivy VIP Growth (a)                                        13,925,165       155,935,695
     Ivy VIP High Income                                       61,047,308        11,753,928
     Ivy VIP Intl Core Equity                                  25,151,886        25,787,541
     Ivy VIP Intl Growth                                       13,784,893         4,709,286
     Ivy VIP Limited-Term Bond                                  7,705,149         2,025,748
     Ivy VIP Micro Cap Growth                                   9,037,833         7,844,392
     Ivy VIP Mid Cap Growth                                     9,875,854         4,395,402
     Ivy VIP Money Market                                       2,008,497         3,608,868
     Ivy VIP Path Mod Agg MVF                                  31,072,066         1,442,841
     Ivy VIP Path Mod Con MVF                                  14,995,136         2,558,248
     Ivy VIP Path Mod MVF                                     117,841,641         1,860,659
     Ivy VIP Pathfinder Aggressive                              2,962,385         1,139,766
     Ivy VIP Pathfinder Conserv                                 5,381,186         4,818,020
     Ivy VIP Pathfinder Mod Aggr                               23,994,492        14,728,666
     Ivy VIP Pathfinder Mod Cons                                7,647,558         9,706,778
     Ivy VIP Pathfinder Moderate                               22,468,857        15,582,929
     Ivy VIP Real Estate Sec                                    2,263,294         2,929,142
     Ivy VIP Science & Tech                                    12,084,966        14,070,768
     Ivy VIP Small Cap Growth (a)                               6,522,944        46,493,711
     Ivy VIP Small Cap Value                                   12,644,533        10,368,551
     Ivy VIP Value                                             23,427,377        14,885,272
     Janus Aspen Balanced SS                                    4,594,282         2,267,477
     Janus Aspen Forty SS                                      13,068,641         6,534,916
     Janus Aspen Overseas SS                                   11,310,897         9,822,150
     Janus Aspen Perk Mid Cp Val SS                             3,682,615         2,157,632
     MFS VIT Value Series - SS (a)                                359,194        92,454,518
     MFS VIT Inv Growth Ser SS (a)                                 18,860        47,397,678

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                             PURCHASES           SALES
                                                          ---------------   ---------------
     MFS VIT Mid Cap Growth Ser SS                        $       318,036   $       274,956
     MFS VIT New Discovery Ser SS (a)                             592,866        11,344,427
     MorgStanley UIF Emg Mk Eq Cl 2                             6,169,464           663,760
     NeubergerBerman Soc Resp S Cl                                649,199           499,684
     Oppenheimer Cap App VA SS (a)                                 17,818         3,268,581
     Oppenheimer Gbl Str Inc VA SS (a)                            280,810        15,877,680
     Oppenheimer Intl Grow VA SS                               11,284,556         1,130,154
     Oppenheimer MS Sm Cap VA SS                                  773,622           435,681
     PIMCO VIT Glb Div All Adv Cl                              30,322,087           389,102
     PIMCO VIT Low Dur Port Adv Cl                             11,113,577         4,585,272
     PIMCO VIT Total Return Adv Cl                             27,791,810         6,132,771
     Putnam VT Equity Income Cl IB                              1,420,660         2,182,267
     Putnam VT Growth and Inc Cl IB                             5,116,327         1,155,345
     Putnam VT Inter Eq Cl IB                                     250,184           929,939
     Putnam VT Multi-Cap Gro Cl IB                              2,707,145           242,091
     Putnam VT Voyager Cl IB                                    5,320,772         1,359,635
     SFT Advantus Bond Cl 2                                    10,713,618        16,947,424
     SFT Advantus Index 400 MC Cl 2                             2,881,650        13,111,909
     SFT Advantus Index 500 Cl 2                               12,143,890        21,097,868
     SFT Advantus Intl Bond Cl 2                                3,221,667         7,751,444
     SFT Advantus Managed Vol                                  72,364,610           812,666
     SFT Advantus Money Market                                 23,061,506        24,361,070
     SFT Advantus Mortgage Cl 2                                 5,635,795         6,821,135
     SFT Advantus Real Estate Cl 2                             10,920,266        13,847,537
     SFT Ivy Growth (b)                                       221,088,624        23,627,846
     SFT Ivy Small Cap Growth (b)                              52,684,734         5,324,354
     SFT Pyramis Core Equity Cl 2 (b)                          69,083,846         9,337,009
     SFT T. Rowe Price Value (b)                              145,493,218        11,133,934
     TOPS Mgd Risk Bal ETF Cl 2                                 5,384,852         4,079,567
     TOPS Mgd Risk Flex ETF Cl 2                               34,744,304         1,093,172
     TOPS Mgd Risk Growth ETF Cl 2                             21,918,298         6,456,872
     TOPS Mgd Risk Mod Gro ETF Cl 2                             7,764,256         2,725,608

----------
    (a) Period from January 1, 2014 to May 1, 2014.
    (b) Period from May 1, 2014 to December 31, 2014.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2014 and 2013 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN
                                               VPS         ALLIANBERN     AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY
                                          DYNASSTALL CL     VPS INTL     VP INC & GRO   VP INFL PRO    VP ULTRA CL   VP VALUE CL II
                                              B (a)        VALUE CL B       CL II          CL II          II (b)          (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012                --      1,615,280      1,906,958     41,474,140     20,422,903     27,527,752
  Contract purchase payments                  14,962,707        251,405        262,935     20,660,241        321,148      2,037,070
  Contract terminations, withdrawal
    payments and charges                        (256,234)      (399,935)      (444,662)    (1,600,155)    (4,219,632)    (3,493,088)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        14,706,473      1,466,750      1,725,231     60,534,226     16,524,419     26,071,734
  Contract purchase payments                  33,369,421        154,411        379,381      5,382,463         19,549        131,598
  Contract terminations, withdrawal
    payments and charges                        (299,617)      (227,526)      (322,513)    (2,229,771)   (16,543,968)   (26,203,332)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        47,776,277      1,393,635      1,782,099     63,686,918             --             --
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS
                                           IS GLBL BOND     IS GLBL       IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS
                                               CL 2       GROWTH CL 2      CP CL 2           2          INC CL 2     IS INTL CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         2,676,675      2,210,952        877,277      3,448,221      2,883,480      2,969,348
  Contract purchase payments                   1,411,069      3,561,704      2,210,441      9,321,468      3,666,800      8,113,089
  Contract terminations, withdrawal
    payents and charges                         (842,322)      (637,893)      (373,914)      (721,541)      (412,838)    (1,100,872)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         3,245,422      5,134,763      2,713,804     12,048,148      6,137,442      9,981,565
  Contract purchase payments                   1,461,570      2,069,561      2,544,491      4,756,691      2,752,068      4,354,536
  Contract terminations, withdrawal
    payments and charges                        (507,407)      (666,082)    (1,534,726)    (2,219,208)      (631,868)      (974,962)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         4,199,585      6,538,242      3,723,569     14,585,631      8,257,642     13,361,139
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                           AMER FUNDS
                                            AMER FUNDS       IS US       FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                           IS NEW WORLD   GOVT/AAA CL     CONTRAFUND      EQUITY-       HIGH INCOME   FIDELITY VIP
                                               CL 2            2          SC 2 (b)      INCOME SC2        SC2 (b)      MID CAP SC2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         2,121,978      3,553,386     26,006,615     50,295,117     20,856,758     13,515,841
  Contract purchase payments                   3,325,196      3,384,012      5,308,694      2,382,924      5,531,725        861,685
  Contract terminations, withdrawal
    payments and charges                        (727,556)    (1,017,201)    (2,894,946)    (6,584,735)    (3,913,766)    (1,803,100)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         4,719,618      5,920,197     28,420,363     46,093,306     22,474,717     12,574,426
  Contract purchase payments                   2,379,348      3,132,947        743,994        997,351         89,328        890,638
  Contract terminations, withdrawal
    payments and charges                      (1,076,297)    (1,965,927)   (29,164,357)    (6,586,544)   (22,564,045)    (1,764,981)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         6,022,669      7,087,217             --     40,504,113             --     11,700,083
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            FRANKLIN       FRANKLIN     FRANKLIN SM-   FRANKLIN VIP     GOLDMAN
                                           FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL     MD CP GR      LG CAP GRO    SACHS VI GBL
                                          MKTS VIP CL 2     VIP CL 2       VIP CL 2       VIP CL 2       CL 2 (b)    MK NAV SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        11,810,871      5,877,310     11,539,632      8,010,965      1,971,916             --
  Contract purchase payments                   1,764,202        124,026      4,383,339      1,355,357        116,969     20,963,439
  Contract terminations, withdrawal
    payments and charges                      (2,167,514)    (1,115,914)      (838,959)    (1,721,080)      (284,577)      (285,936)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        11,407,559      4,885,422     15,084,012      7,645,242      1,804,308     20,677,503
  Contract purchase payments                   1,477,780         89,913      3,123,374        704,699          6,414     37,278,244
  Contract terminations, withdrawal
    payments and charges                      (2,360,889)      (911,819)      (461,673)    (1,641,268)    (1,810,722)      (807,632)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        10,524,450      4,063,516     17,745,713      6,708,673             --     57,148,115
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             GOLDMAN        IBBOTSON       IBBOTSON       IBBOTSON                      IBBOTSON
                                           SACHS VI HQ     AGGRESSIVE      BALANCED     CONSERVATIVE     IBBOTSON       INCOME &
                                            FLT RT SS      GRWTH ETF2        ETF2           ETF2       GROWTH ETF2    GROWTH ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        18,118,644      4,146,453     57,280,186     16,873,386     26,285,441     32,663,934
  Contract purchase payments                  16,082,161      1,882,634     11,841,886      3,183,169      1,104,723      6,842,820
  Contract terminations, withdrawal
    payments and charges                      (1,067,434)      (550,915)    (5,759,090)    (4,663,455)    (3,053,251)    (6,118,816)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        33,133,371      5,478,172     63,362,982     15,393,100     24,336,913     33,387,938
  Contract purchase payments                   5,571,770      1,535,153      4,624,507      2,079,523      2,078,255        858,784
  Contract terminations, withdrawal
    payments and charges                      (2,522,432)      (476,601)   (11,175,391)    (3,969,203)    (3,511,825)    (3,930,309)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        36,182,709      6,536,724     56,812,098     13,503,420     22,903,343     30,316,413
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                           AMER FRANCH     AMER VALUE    COMSTOCK SR    CORE EQUITY    EQUITY & INC   GROWTH & INC
                                            SR II (b)        SR II            II         SR II (b)        SR II          SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         3,348,674        863,715     10,991,471        777,888      1,240,756      1,713,903
  Contract purchase payments                     122,721      2,631,827      5,889,843        404,532        839,754        380,621
  Contract terminations, withdrawal
    payments and charges                        (675,443)      (341,574)      (281,692)      (663,384)      (585,036)      (315,013)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         2,795,952      3,153,968     16,599,622        519,036      1,495,474      1,779,511
  Contract purchase payments                      45,047      2,434,897      4,370,191         63,325        957,445        217,155
  Contract terminations, withdrawal
    payments and charges                      (2,840,999)    (1,525,924)      (641,761)      (582,361)      (290,489)      (562,141)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014                --      4,062,941     20,328,052             --      2,162,430      1,434,525
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP
                                          INVESCO VI SM      ASSET         IVY VIP                     IVY VIP CORE     IVY VIP
                                          CAP EQTY SR II    STRATEGY       BALANCED     IVY VIP BOND      EQUITY      DIVIDEND OPP
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        13,457,293     75,753,723     34,424,607     81,501,982     28,187,947     14,459,825
  Contract purchase payments                   3,991,622      8,855,973      6,273,262     25,394,157     15,378,350      1,668,070
  Contract terminations, withdrawal
    payments and charges                        (648,113)    (6,418,003)    (3,803,315)    (1,953,763)    (2,026,636)    (1,258,842)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        16,800,802     78,191,693     36,894,554    104,942,376     41,539,661     14,869,053
  Contract purchase payments                   1,398,525      4,278,528      3,227,625      9,544,945      6,461,412        343,733
  Contract terminations, withdrawal
    payments and charges                      (1,574,516)    (7,993,335)    (4,200,501)    (5,267,088)    (3,694,337)    (1,859,788)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        16,624,811     74,476,886     35,921,678    109,220,233     44,306,736     13,352,998
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP      IVY VIP GLBL     IVY VIP        IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                              ENERGY      NATURAL RES    GLOBAL BOND       GROWTH         INCOME      CORE EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         6,115,495     29,850,329      5,024,224     93,529,444     23,189,936     80,872,427
  Contract purchase payments                     604,645      2,539,911      3,225,582      5,149,944      9,161,446      3,488,801
  Contract terminations, withdrawal
    payments and charges                        (610,177)    (3,783,383)    (1,316,019)   (12,212,672)    (2,495,761)    (8,785,512)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         6,109,963     28,606,857      6,933,787     86,466,716     29,855,621     75,575,716
  Contract purchase payments                     738,393      3,985,704        983,013        672,406     51,532,147      2,101,058
  Contract terminations, withdrawal
    payments and charges                      (1,095,321)    (4,095,820)      (897,574)   (56,863,135)    (8,295,907)    (8,626,870)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         5,753,035     28,496,741      7,019,226     30,275,987     73,091,861     69,049,904
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP                       IVY VIP      IVY VIP PATH
                                           IVY VIP INTL     LIMITED-      MICRO CAP     IVY VIP MID       MONEY       MOD AGG MVF
                                              GROWTH       TERM BOND        GROWTH       CAP GROWTH       MARKET          (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        28,439,829     12,787,214     11,690,982     16,758,602     11,851,618             --
  Contract purchase payments                   8,293,635     17,673,675      2,433,634      9,625,487      4,715,411      4,485,439
  Contract terminations, withdrawal
    payments and charges                      (1,574,320)    (1,158,969)    (2,043,600)      (758,549)    (3,122,904)        (2,406)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        35,159,144     29,301,920     12,081,016     25,625,540     13,444,125      4,483,033
  Contract purchase payments                   3,165,671      7,657,138      1,655,684      2,648,816      2,029,722     27,782,554
  Contract terminations, withdrawal
    payments and charges                      (2,213,034)    (1,898,642)    (2,536,372)    (1,650,941)    (3,435,803)    (1,313,004)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        36,111,781     35,060,416     11,200,328     26,623,415     12,038,044     30,952,583
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP PATH                    IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             MOD CON      IVY VIP PATH    PATHFINDER     PATHFINDER     PATHFINDER     PATHFINDER
                                             MVF (c)      MOD MVF (c)     AGGRESSIVE      CONSERV        MOD AGGR       MOD CONS
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012                --             --      8,710,996     32,510,842    188,978,835     56,885,400
  Contract purchase payments                   1,548,268     12,203,993      3,469,524      5,953,668     17,590,974     12,673,044
  Contract terminations, withdrawal
    payments and charges                         (36,960)        (1,367)      (855,838)    (7,327,034)    (6,576,069)    (3,042,094)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         1,511,308     12,202,626     11,324,682     31,137,476    199,993,740     66,516,350
  Contract purchase payments                  13,954,725    108,420,406      1,296,585      2,232,886      2,542,519      1,242,157
  Contract terminations, withdrawal
    payments and charges                      (2,403,188)    (1,751,118)      (740,017)    (3,525,453)    (8,852,604)    (6,861,019)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        13,062,845    118,871,914     11,881,250     29,844,909    193,683,655     60,897,488
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                            PATHFINDER    IVY VIP REAL    SCIENCE &      SMALL CAP      SMALL CAP
                                             MODERATE      ESTATE SEC        TECH          GROWTH         VALUE      IVY VIP VALUE
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012       172,188,520      7,467,113     21,813,387     33,350,240     31,577,378     44,446,618
  Contract purchase payments                  12,956,583        688,902      4,135,599      3,972,318      1,878,635      8,845,945
  Contract terminations, withdrawal
    payments and charges                      (5,537,654)      (850,624)    (2,699,561)    (4,138,664)    (4,683,462)    (5,968,027)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       179,607,449      7,305,391     23,249,425     33,183,894     28,772,551     47,324,536
  Contract purchase payments                   3,018,413        649,283      1,831,685      1,400,071        942,274      3,687,458
  Contract terminations, withdrawal
    payments and charges                     (10,015,361)    (1,343,895)    (3,947,292)   (18,045,041)    (3,821,633)    (6,335,624)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       172,610,501      6,610,779     21,133,818     16,538,924     25,893,192     44,676,370
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                        JANUS ASPEN     MFS VIT -     MFS VIT INV
                                           JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP   VALUE SERIES - GROWTH SER SS
                                           BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS         SS (b)          (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         8,271,257     19,100,462     29,896,862     12,003,773     39,926,853     22,007,866
  Contract purchase payments                   1,340,030      2,889,875      1,489,888      6,117,975      2,647,729      3,090,862
  Contract terminations, withdrawal
    payments and charges                      (1,303,450)    (3,103,351)    (5,081,439)      (433,536)    (4,504,966)    (2,231,686)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         8,307,837     18,886,986     26,305,311     17,688,212     38,069,616     22,867,042
  Contract purchase payments                   1,725,091        969,178      1,264,487        864,920        190,823         14,301
  Contract terminations, withdrawal
    payments and charges                        (941,230)    (3,155,725)    (3,715,295)    (1,453,882)   (38,260,439)   (22,881,343)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         9,091,698     16,700,439     23,854,503     17,099,250             --             --
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            MFS VIT
                                           MFS VIT MID        NEW        MORGSTANLEY    NEUBERGERBER   OPPENHEIMER    OPPENHEIMER
                                            CAP GROWTH   DISCOVERY SER    UIF EMG MK    MAN SOC RESP    CAP APP VA   GBL STR INC VA
                                              SER SS         SS (b)        EQ CL 2          S CL          SS (b)         SS (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012           611,502      4,155,106     12,451,514        591,475      1,916,070     37,892,773
  Contract purchase payments                      67,441        786,825     12,052,224        928,822        203,859      2,021,777
  Contract terminations, withdrawal
    payments and charges                        (129,087)      (856,334)      (295,782)      (431,571)      (316,426)    (5,140,012)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013           549,856      4,085,597     24,207,956      1,088,726      1,803,503     34,774,538
  Contract purchase payments                     107,515        213,927      8,433,912        480,890         10,862        685,771
  Contract terminations, withdrawal
    payments and charges                        (143,431)    (4,299,524)      (864,820)      (373,326)    (1,814,365)   (35,460,309)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014           513,940             --     31,777,048      1,196,290             --             --
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PIMCO VIT      PUTNAM VT
                                           INTL GROW VA    MS SM CAP     GLB DIV ALL    LOW DUR PORT   TOTAL RETURN  EQUITY INCOME
                                                SS           VA SS        ADV CL (a)       ADV CL         ADV CL         CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         2,384,502        944,449             --     35,586,911     67,799,971      2,053,229
  Contract purchase payments                   6,715,081        723,720     11,253,577     23,419,840     68,246,766      1,126,371
  Contract terminations, withdrawal
    payments and charges                        (172,776)      (367,648)      (454,992)    (3,141,311)    (3,438,710)      (430,731)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         8,926,807      1,300,521     10,798,585     55,865,440    132,608,027      2,748,869
  Contract purchase payments                   3,571,045        335,717     26,561,864     10,629,386     23,159,457        684,349
  Contract terminations, withdrawal
    payments and charges                        (408,431)      (291,760)      (399,550)    (4,307,795)    (5,250,408)    (1,090,957)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        12,089,421      1,344,478     36,960,899     62,187,031    150,517,076      2,342,261
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT         SFT        SFT ADVANTUS
                                            GROWTH AND    INTER EQ CL     MULTI-CAP      VOYAGER CL      ADVANTUS     INDEX 400 MC
                                            INC CL IB          IB         GRO CL IB          IB         BOND CL 2         CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012           907,577      3,157,120        324,530      2,591,926    116,666,035     29,094,337
  Contract purchase payments                   1,211,202        115,176         71,526        695,883     14,358,026      1,085,311
  Contract terminations, withdrawal
    payments and charges                        (138,762)      (659,490)       (42,677)    (1,145,539)    (7,585,014)    (4,458,034)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         1,980,017      2,612,806        353,379      2,142,270    123,439,047     25,721,614
  Contract purchase payments                   2,608,315        120,795      1,190,094      2,434,897      7,919,989        779,576
  Contract terminations, withdrawal
    payments and charges                        (570,250)      (467,018)       (94,386)      (605,920)    (9,064,121)    (3,767,752)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         4,018,082      2,266,583      1,449,087      3,971,247    122,294,915     22,733,438
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                             SFT            SFT            SFT
                                                              SFT          ADVANTUS       ADVANTUS       ADVANTUS     SFT ADVANTUS
                                           SFT ADVANTUS  ADVANTUS INTL   MANAGED VOL       MONEY       MORTGAGE CL   REAL ESTATE CL
                                          INDEX 500 CL 2   BOND CL 2         (a)           MARKET           2              2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        47,360,200     49,041,835             --     36,256,062     34,733,069     20,836,995
  Contract purchase payments                   8,580,590      8,557,843     49,848,671     17,173,470      8,496,571      4,341,078
  Contract terminations, withdrawal
    payments and charges                      (5,685,155)    (4,229,127)      (129,026)   (20,192,119)    (3,072,629)    (1,757,440)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        50,255,635     53,370,551     49,719,645     33,237,413     40,157,011     23,420,633
  Contract purchase payments                   3,817,293      2,179,340     66,365,065     21,264,787      4,521,948      3,451,047
  Contract terminations, withdrawal
    payments and charges                      (5,316,996)    (3,963,131)      (856,386)   (21,465,835)    (3,829,772)    (3,983,508)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        48,755,932     51,586,760    115,228,324     33,036,365     40,849,187     22,888,172
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS    SFT T. ROWE      TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY    PRICE VALUE    RISK BAL ETF  RISK FLEX ETF
                                            GROWTH (d)     GROWTH (d)      CL 2 (d)         (d)            CL 2         CL 2 (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012                --             --             --             --      7,120,925             --
  Contract purchase payments                          --             --             --             --     13,592,559      2,453,660
  Contract terminations, withdrawal
    payments and charges                              --             --             --             --     (1,330,544)        (1,592)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013                --             --             --             --     19,382,940      2,452,068
  Contract purchase payments                  91,936,611     21,677,764     28,493,032     60,411,242      4,698,313     33,564,361
  Contract terminations, withdrawal
    payments and charges                      (8,992,532)    (1,929,325)    (3,424,070)    (4,145,525)    (3,659,223)    (1,058,182)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        82,944,079     19,748,439     25,068,962     56,265,717     20,422,030     34,958,247
                                          ============== ============== ============== ============== ============== ==============

                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------
                                             TOPS MGD       TOPS MGD
                                           RISK GROWTH      RISK MOD
                                             ETF CL 2     GRO ETF CL 2
                                          -------------- --------------
Units outstanding at December 31, 2012        10,397,862      5,844,665
  Contract purchase payments                  62,216,497     19,962,218
  Contract terminations, withdrawal
    payments and charges                      (1,284,978)      (802,664)
                                          -------------- --------------
Units outstanding at December 31, 2013        71,329,381     25,004,219
  Contract purchase payments                  18,986,969      6,458,510
  Contract terminations, withdrawal
    payments and charges                      (5,338,555)    (2,339,454)
                                          -------------- --------------
Units outstanding at December 31, 2014        84,977,795     29,123,275
                                          ============== ==============

----------
(a) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.
(b) For the year end December 31, 2013 and period from January 1, 2014 to May 1, 2014.
(c) For the period from October 4, 2013 through December 31, 2013 and the year ended December 31, 2014.
(d)  Period from May 1, 2014 to December 31, 2014.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years or periods ended December 31, 2014, 2013, 2012, 2011, and 2010 is as follows:

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
ALLIANBERN VPS DYNASSTALL CL B
    2014                               47,776,277 $ 1.06 to 1.08    $ 51,576,228           0.40%  1.20% to 2.25%    1.18% to 2.96%
    2013 (c)                           14,706,473   1.04 to 1.05      15,419,356           0.16%  1.20% to 2.25%    3.63% to 4.85%

ALLIANBERN VPS INTL VALUE CL B
    2014                                1,393,635   0.53 to 0.59         816,341           3.35%  1.20% to 2.50%   -9.18% to -7.58%
    2013                                1,466,750   0.58 to 0.63         929,598           5.79%  1.20% to 2.50%   19.17% to 21.27%
    2012                                1,615,280   0.49 to 0.52         844,155           1.42%  1.20% to 2.50%   10.85% to 12.82%
    2011                                1,526,011   0.44 to 0.46         706,778           4.00%  1.20% to 2.50%  -21.78% to -20.40%
    2010                                1,250,374   0.50 to 0.58         727,660           2.78%  1.20% to 2.50%    1.27% to 3.06%

AM CENTURY VP INC & GRO CL II
    2014                                1,782,099   1.82 to 2.28       3,998,749           1.80%  1.20% to 2.10%   9.07% to 10.99%
    2013                                1,725,231   1.67 to 2.05       3,484,096           1.94%  1.20% to 2.00%   31.55% to 33.87%
    2012                                1,906,958   1.25 to 1.53       2,872,898           1.89%  1.20% to 2.05%   11.12% to 13.09%
    2011                                1,833,836   1.12 to 1.36       2,438,648           1.31%  1.20% to 2.05%   -0.13% to 1.63%
    2010                                1,961,441   0.78 to 1.33       2,564,877           1.25%  1.20% to 2.05%   10.55% to 12.50%

AM CENTURY VP INFL PRO CL II
    2014                               63,686,918   1.12 to 1.25      79,348,477           1.31%  1.20% to 2.70%    0.30% to 2.07%
    2013                               60,534,226   1.11 to 1.22      73,893,030           1.61%  1.20% to 2.70%  -11.14% to -9.57%
    2012                               41,474,140   1.25 to 1.35      55,985,614           2.54%  1.20% to 2.70%    4.25% to 6.09%
    2011                               28,107,292   1.19 to 1.27      35,759,209           4.06%  1.20% to 2.70%   8.50% to 10.41%
    2010                               19,708,146   1.00 to 1.15      22,710,216           1.61%  1.20% to 2.70%    2.05% to 3.85%

AMER FUNDS IS GLBL BOND CL 2
    2014                                4,199,585   0.96 to 1.02       4,224,257           1.38%  0.15% to 2.45%   -1.56% to 1.24%
    2013                                3,245,422   0.97 to 1.01       3,258,095           0.00%  0.15% to 2.45%   -5.41% to -2.72%
    2012                                2,676,675   1.02 to 1.04       2,789,905           2.75%  0.15% to 2.50%    3.09% to 4.91%
    2011 (e)                              806,949       0.99             802,088           3.64%  1.20% to 2.35%   -1.77% to -0.61%

AMER FUNDS IS GLBL GROWTH CL 2
    2014                                6,538,242   1.24 to 1.43       8,536,287           1.28%  0.15% to 2.50%   -0.66% to 2.16%
    2013                                5,134,763   1.24 to 1.40       6,647,032           1.53%  0.15% to 2.50%   25.43% to 28.98%
    2012                                2,210,952   0.98 to 1.09       2,227,216           1.60%  0.15% to 2.50%   18.98% to 21.08%
    2011 (e)                              502,903       0.83             417,249           2.58%  1.20% to 2.00%  -18.01% to -17.04%

AMER FUNDS IS GLBL SM CP CL 2
    2014                                3,723,569   1.09 to 1.37       4,298,890           0.12%  0.15% to 2.50%   -0.85% to 1.97%
    2013                                2,713,804   1.09 to 1.34       3,090,006           0.79%  0.15% to 2.50%   24.56% to 28.09%
    2012                                  877,277   0.87 to 1.05         783,868           1.41%  0.15% to 2.50%   14.72% to 16.75%
    2011 (e)                              285,871       0.76             218,639           0.33%  1.20% to 2.00%  -24.42% to -23.52%

AMER FUNDS IS GROWTH CL 2
    2014                               14,585,631   1.33 to 1.39      20,328,839           0.89%  1.20% to 2.50%    5.36% to 7.22%
    2013                               12,048,148   1.26 to 1.30      15,662,258           1.17%  1.20% to 2.50%   26.33% to 28.56%
    2012                                3,448,221   0.99 to 1.01       3,487,125           0.99%  1.20% to 2.50%   14.45% to 16.47%
    2011 (e)                            1,224,983   0.86 to 0.87       1,063,564           0.73%  1.20% to 2.00%  -14.20% to -13.18%

AMER FUNDS IS GROWTH-INC CL 2
    2014                                8,257,642   1.45 to 1.52      12,539,893           1.52%  1.20% to 2.50%    7.42% to 9.32%
    2013                                6,137,442   1.34 to 1.39       8,526,063           1.77%  1.20% to 2.50%   29.63% to 31.91%
    2012                                2,883,480   1.03 to 1.05       3,036,713           2.37%  1.20% to 2.50%   14.05% to 16.07%
    2011 (e)                              893,317       0.91             810,529           2.29%  1.20% to 2.25%  -10.33% to -9.27%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
AMER FUNDS IS INTL CL 2
    2014                               13,361,139   1.00 to 1.26      14,093,439           1.55%  0.15% to 2.70%   -5.48% to -2.80%
    2013                                9,981,565   1.05 to 1.30      10,967,217           1.83%  0.15% to 2.70%   18.11% to 21.45%
    2012                                2,969,348   0.89 to 1.07       2,705,544           2.30%  0.15% to 2.50%   14.46% to 16.49%
    2011 (e)                            1,076,408       0.78             840,600           3.11%  1.20% to 2.00%  -22.83% to -21.91%

AMER FUNDS IS NEW WORLD CL 2
    2014                                6,022,669   0.91 to 1.09       5,741,818           1.09%  0.15% to 2.45%  -10.55% to -8.01%
    2013                                4,719,618   1.01 to 1.19       4,953,443           1.74%  0.15% to 2.45%   8.15% to 11.21%
    2012                                2,121,978   0.93 to 1.07       2,028,930           1.66%  0.15% to 2.45%   14.38% to 16.4%
    2011 (e)                              638,244       0.82             520,265           2.67%  1.20% to 2.00%  -19.44% to -18.49%

AMER FUNDS IS US GOVT/AAA CL 2
    2014                                7,087,217   1.01 to 1.06       7,477,491           1.12%  0.15% to 2.45%    1.96% to 4.86%
    2013                                5,920,197   0.98 to 1.02       6,021,398           0.80%  0.15% to 2.45%   -5.89% to -3.22%
    2012                                3,553,386   1.01 to 1.06       3,776,868           1.21%  0.15% to 2.45%   -1.08% to 0.68%
    2011 (e)                            2,062,092   1.05 to 1.06       2,177,943           3.67%  1.20% to 2.00%    4.38% to 5.61%

FIDELITY VIP EQUITY-INCOME SC2
    2014                               40,504,113   1.12 to 2.26      84,793,006           2.53%  0.15% to 2.70%    5.33% to 8.32%
    2013                               46,093,306   1.07 to 2.08      90,035,968           2.28%  0.15% to 2.70%   24.11% to 27.64%
    2012                               50,295,117   0.84 to 1.63      77,648,067           2.76%  0.15% to 2.95%   13.64% to 16.88%
    2011                               60,618,571   0.74 to 1.40      81,003,412           1.39%  0.15% to 2.95%   -2.27% to 0.50%
    2010                               72,688,985   0.76 to 1.39      97,695,774           1.57%  0.15% to 2.95%   13.32% to 14.75%

FIDELITY VIP MID CAP SC2
    2014                               11,700,083   2.54 to 4.47      43,106,140           0.02%  0.15% to 2.50%    2.95% to 5.87%
    2013                               12,574,426   2.45 to 4.23      44,258,430           0.27%  0.15% to 2.50%   31.92% to 35.67%
    2012                               13,515,841   1.85 to 3.12      35,464,418           0.38%  0.15% to 2.50%   11.22% to 14.39%
    2011                               15,224,369   1.66 to 2.72      35,354,507           0.02%  0.15% to 2.50%  -13.44% to -10.99%
    2010                               17,746,574   1.02 to 3.06      46,844,861           0.29%  0.15% to 2.50%   24.84% to 28.38%

FRANKLIN DEV MKTS VIP CL 2
    2014                               10,524,450   1.41 to 2.79      24,440,100           1.49%  0.15% to 2.50%  -11.06% to -8.53%
    2013                               11,407,559   1.56 to 3.09      28,915,223           1.94%  0.15% to 2.50%   -3.80% to -1.07%
    2012                               11,810,871   1.59 to 3.15      29,864,458           1.38%  0.15% to 2.50%   9.86% to 12.99%
    2011                               12,761,609   1.42 to 2.82      28,506,260           0.97%  0.15% to 2.50%  -18.30% to -15.98%
    2010                               13,676,523   1.00 to 3.39      36,261,321           1.62%  0.15% to 2.50%   14.17% to 17.41%

FRANKLIN MUTUAL SHS VIP CL 2
    2014                                4,063,516   1.71 to 2.22       8,915,822           1.96%  1.20% to 2.50%    4.01% to 5.84%
    2013                                4,885,422   1.63 to 2.10      10,088,874           2.04%  1.20% to 2.50%   24.54% to 26.73%
    2012                                5,877,310   1.31 to 1.66       9,582,151           2.02%  1.20% to 2.50%   10.92% to 12.88%
    2011                                6,596,724   1.17 to 1.47       9,512,494           2.33%  1.20% to 2.50%   -3.91% to -2.22%
    2010                                7,331,439   0.81 to 1.50      10,761,338           1.58%  1.20% to 2.50%    7.96% to 9.87%

FRANKLIN SMALL CP VAL VIP CL 2
    2014                               17,745,713   1.28 to 1.45      25,728,082           0.60%  1.20% to 2.95%   -2.35% to -0.63%
    2013                               15,084,012   1.31 to 1.46      22,007,745           1.26%  1.20% to 2.95%   32.28% to 34.62%
    2012                               11,539,632   0.98 to 1.08      12,507,048           0.78%  1.20% to 2.95%   14.93% to 16.96%
    2011                                9,360,023   0.86 to 0.93       8,672,378           0.69%  1.20% to 2.95%   -6.55% to -4.91%
    2010                                8,172,080   0.84 to 0.97       7,962,998           0.73%  1.20% to 2.50%   23.92% to 26.70%

FRANKLIN SM-MD CP GR VIP CL 2
    2014                                6,708,673   1.28 to 2.63      11,531,092           0.00%  0.15% to 2.45%    4.35% to 7.31%
    2013                                7,645,242   1.21 to 2.47      12,502,680           0.00%  0.15% to 2.45%   34.14% to 37.95%
    2012                                8,010,965   0.89 to 1.81       9,473,157           0.00%  0.15% to 2.45%   7.62% to 10.69%
    2011                                8,714,354   0.81 to 1.65       9,173,996           0.00%  0.15% to 2.50%   -7.59% to -4.97%
    2010                               10,173,115   0.86 to 1.76      11,377,504           0.00%  0.15% to 2.95%   24.50% to 27.43%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
GOLDMAN SACHS VI GBL MK NAV SS
    2014                               57,148,115   1.05 to 1.07      61,108,844           0.06%  1.20% to 2.10%    0.92% to 2.71%
    2013 (c)                           20,677,503       1.04          21,528,667           0.10%  1.20% to 2.00%    2.91% to 4.12%

GOLDMAN SACHS VI HQ FLT RT SS
    2014                               36,182,709   1.01 to 1.07      38,600,763           0.30%  1.20% to 2.10%   -2.99% to -1.27%
    2013                               33,133,371   1.03 to 1.08      35,805,714           0.46%  1.20% to 2.45%   -2.52% to -0.80%
    2012                               18,118,644   1.05 to 1.09      19,737,352           0.75%  1.20% to 2.45%   -0.22% to 1.54%
    2011                                9,572,609   1.05 to 1.07      10,268,464           0.92%  1.20% to 2.45%    3.26% to 5.08%
    2010 (f)                            4,254,667   0.99 to 1.02       4,343,551           1.16%  1.20% to 2.45%    0.86% to 2.08%

IBBOTSON AGGRESSIVE GRWTH ETF2
    2014                                6,536,724   0.98 to 1.07       7,019,361           5.79%  1.20% to 2.50%    1.43% to 3.22%
    2013                                5,478,172   0.96 to 1.04       5,699,302           1.24%  1.20% to 2.50%   14.69% to 16.71%
    2012                                4,146,453   0.83 to 0.89       3,696,090           1.21%  1.20% to 2.50%   10.86% to 12.82%
    2011                                4,131,287   0.75 to 0.79       3,263,545           1.09%  1.20% to 2.50%   -7.80% to -6.18%
    2010                                3,077,827   0.73 to 0.84       2,591,343           0.33%  1.20% to 2.50%   11.86% to 13.84%

IBBOTSON BALANCED ETF2
    2014                               56,812,098   1.06 to 1.16      66,091,049           1.12%  1.20% to 2.50%    1.47% to 3.26%
    2013                               63,362,982   1.04 to 1.13      71,384,566           1.46%  1.20% to 2.50%   8.61% to 10.53%
    2012                               57,280,186   0.95 to 1.02      58,383,436           1.53%  1.20% to 2.50%    7.58% to 9.48%
    2011                               52,674,257   0.88 to 0.93      49,032,198           1.00%  1.20% to 2.50%   -3.76% to -2.07%
    2010                               50,620,974   0.82 to 0.95      48,119,407           0.76%  1.20% to 2.50%   8.39% to 10.30%

IBBOTSON CONSERVATIVE ETF2
    2014                               13,503,420   1.05 to 1.15      15,536,483           0.98%  1.20% to 2.45%   -0.22% to 1.54%
    2013                               15,393,100   1.05 to 1.13      17,439,339           1.23%  1.20% to 2.45%   -0.42% to 1.34%
    2012                               16,873,386   1.04 to 1.12      18,863,156           1.49%  1.20% to 2.50%    2.13% to 3.94%
    2011                               14,234,154   1.02 to 1.08      15,306,469           1.50%  1.20% to 2.50%    0.15% to 1.91%
    2010                               10,120,630   0.91 to 1.06      10,678,149           1.36%  1.20% to 2.50%    3.29% to 5.11%

IBBOTSON GROWTH ETF2
    2014                               22,903,343   1.01 to 1.12      25,745,659           1.02%  1.20% to 2.70%    1.54% to 3.33%
    2013                               24,336,913   0.99 to 1.09      26,476,167           1.15%  1.20% to 2.70%   13.16% to 15.16%
    2012                               26,285,441   0.87 to 0.94      24,831,473           1.23%  1.20% to 2.70%   9.62% to 11.56%
    2011                               28,007,306   0.79 to 0.85      23,713,461           1.07%  1.20% to 2.70%   -6.48% to -4.83%
    2010                               31,785,016   0.77 to 0.89      28,279,306           0.69%  1.20% to 2.70%   10.56% to 12.51%

IBBOTSON INCOME & GROWTH ETF2
    2014                               30,316,413   1.03 to 1.15      34,904,814           1.11%  1.20% to 2.70%    0.30% to 2.07%
    2013                               33,387,938   1.03 to 1.13      37,660,593           1.44%  1.20% to 2.70%    4.22% to 6.06%
    2012                               32,663,934   0.98 to 1.06      34,740,164           1.65%  1.20% to 2.70%    4.72% to 6.57%
    2011                               29,626,361   0.94 to 1.00      29,562,764           0.97%  1.20% to 2.70%   -1.85% to -0.12%
    2010                               23,640,738   0.86 to 1.00      23,619,392           0.58%  1.20% to 2.70%    5.72% to 7.58%

INVESCO VI AMER VALUE SR II
    2014                                4,062,941   1.35 to 1.50       6,105,164           0.21%  1.20% to 2.70%    6.30% to 8.17%
    2013                                3,153,968   1.27 to 1.39       4,381,262           0.65%  1.20% to 2.70%   30.05% to 32.34%
    2012                                  863,715   0.98 to 1.05         906,648           0.71%  1.20% to 2.45%   13.65% to 15.66%
    2011                                  370,363   0.87 to 0.91         336,094           0.67%  1.20% to 2.15%   -2.10% to -0.38%
    2010                                  222,362   0.79 to 0.91         202,556           0.68%  1.20% to 2.15%   18.64% to 20.73%

INVESCO VI COMSTOCK SR II
    2014                               20,328,052   1.87 to 2.45      49,751,315           1.15%  1.20% to 2.45%    5.93% to 7.80%
    2013                               16,599,622   1.75 to 2.27      37,687,180           1.59%  1.20% to 2.45%   31.71% to 34.04%
    2012                               10,991,471   1.33 to 1.69      18,618,264           1.64%  1.20% to 2.45%   15.46% to 17.50%
    2011                                7,583,431   1.14 to 1.44      10,932,262           1.19%  1.20% to 2.45%   -4.95% to -3.27%
    2010                                5,208,609   0.83 to 1.49       7,762,933           0.11%  1.20% to 2.45%   12.34% to 14.32%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
INVESCO VI EQUITY & INC SR II
    2014                                2,162,430   1.36 to 1.65       3,539,985           1.76%  1.20% to 2.25%    5.60% to 7.47%
    2013                                1,495,474   1.28 to 1.54       2,266,429           1.55%  1.20% to 2.25%   21.26% to 23.40%
    2012                                1,240,756   1.05 to 1.25       1,519,551           1.85%  1.20% to 2.25%   9.11% to 11.04%
    2011                                1,182,318   0.95 to 1.12       1,300,445           2.09%  1.20% to 2.25%   -4.72% to -3.04%
    2010                                1,106,920   0.77 to 1.16       1,250,111           1.70%  1.20% to 2.20%    4.64% to 6.49%
INVESCO VI GROWTH & INC SR II
    2014                                1,434,525   1.90 to 2.46       3,523,821           1.47%  1.20% to 2.50%    6.77% to 8.65%
    2013                                1,779,511   1.77 to 2.26       4,023,181           1.34%  1.20% to 2.50%   29.88% to 32.17%
    2012                                1,713,903   1.36 to 1.71       2,931,635           1.27%  1.20% to 2.50%   11.02% to 12.98%
    2011                                1,979,462   1.22 to 1.51       2,996,894           1.04%  1.20% to 2.50%   -5.10% to -3.43%
    2010                                2,239,525   0.86 to 1.57       3,510,924           0.10%  1.20% to 2.50%   8.93% to 10.85%

INVESCO VI SM CAP EQTY SR II
    2014                               16,624,811   1.27 to 1.42      23,608,195           0.00%  1.20% to 2.70%   -0.88% to 0.87%
    2013                               16,800,802   1.28 to 1.41      23,652,925           0.00%  1.20% to 2.70%   33.11% to 35.45%
    2012                               13,457,293   0.95 to 1.04      13,987,224           0.00%  1.20% to 2.95%   10.33% to 12.29%
    2011                               11,301,937   0.86 to 0.93      10,460,211           0.00%  1.20% to 2.95%   -3.86% to -2.17%
    2010                                9,905,379   0.82 to 0.95       9,371,107           0.00%  1.20% to 2.95%   24.49% to 26.69%

IVY VIP ASSET STRATEGY
    2014                               74,476,886   1.03 to 2.99     217,560,150           0.49%  1.20% to 2.75%   -8.02% to -6.40%
    2013                               78,191,693   1.11 to 3.19     244,199,910           1.28%  1.20% to 2.70%   21.50% to 23.64%
    2012                               75,753,723   2.26 to 2.58     191,537,131           1.12%  1.20% to 2.50%   15.70% to 17.75%
    2011                               71,302,311   1.94 to 2.19     153,224,498           1.03%  1.20% to 2.50%   -9.90% to -8.31%
    2010                               68,760,673   1.11 to 2.39     161,372,601           1.07%  1.20% to 2.50%    7.17% to 7.38%

IVY VIP BALANCED
    2014                               35,921,678   1.15 to 8.20     130,175,660           0.93%  0.15% to 2.50%    4.45% to 7.41%
    2013                               36,894,554   1.09 to 7.64     129,179,988           1.44%  0.15% to 2.50%   20.10% to 23.51%
    2012                               34,424,607   1.37 to 6.18     105,071,224           1.47%  0.15% to 2.45%   8.49% to 11.58%
    2011                               31,908,618   1.24 to 5.54      96,745,811           2.20%  0.15% to 2.35%    0.32% to 3.16%
    2010                               33,185,430   0.88 to 4.35      98,268,225           2.05%  0.15% to 2.40%   9.93% to 13.06%

IVY VIP BOND
    2014                              109,220,233   1.04 to 1.34     146,697,373           3.75%  1.25% to 2.35%    1.91% to 3.04%
    2013                              104,942,376   1.01 to 1.30     136,792,290           3.30%  1.25% to 2.35%   -4.36% to -3.31%
    2012                               81,501,982   1.23 to 1.35     109,872,989           3.12%  1.25% to 2.35%    3.32% to 4.46%
    2011                               66,179,900   1.19 to 1.29      85,407,411           2.72%  1.25% to 2.35%    4.82% to 5.98%
    2010                               60,470,600   0.90 to 1.22      73,637,615           2.84%  1.25% to 2.35%    3.58% to 4.72%

IVY VIP CORE EQUITY
    2014                               44,306,736   1.21 to 2.62     109,770,382           0.49%  0.15% to 2.75%    6.49% to 9.51%
    2013                               41,539,661   1.12 to 2.42      94,277,730           0.49%  0.15% to 2.70%   29.63% to 33.31%
    2012                               28,187,947   1.22 to 1.83      47,527,696           0.56%  0.15% to 2.35%   15.15% to 18.42%
    2011                               21,776,227   1.04 to 1.56      31,059,322           0.36%  0.15% to 2.35%   -1.29% to 1.51%
    2010                               17,995,872   1.04 to 1.56      25,242,825           0.95%  0.15% to 2.35%   18.09% to 20.71%

IVY VIP DIVIDEND OPP
    2014                               13,352,998   1.21 to 1.98      26,486,148           1.16%  1.25% to 2.35%    7.29% to 8.48%
    2013                               14,869,053   1.12 to 1.83      27,188,761           1.55%  1.25% to 2.35%   26.60% to 28.00%
    2012                               14,459,825   1.30 to 1.43      20,656,026           1.07%  1.25% to 2.35%   10.54% to 11.77%
    2011                               14,078,589   1.17 to 1.28      17,993,911           1.02%  1.25% to 2.35%   -6.90% to -5.87%
    2010                               13,708,669   1.01 to 1.36      18,614,045           1.08%  1.25% to 2.35%   13.67% to 14.93%

IVY VIP ENERGY
    2014                                5,753,035   0.93 to 1.23       7,072,992           0.00%  1.25% to 2.35%  -12.64% to -11.67%
    2013                                6,109,963   1.05 to 1.39       8,504,437           0.00%  1.25% to 2.35%   24.80% to 26.18%
    2012                                6,115,495   1.02 to 1.10       6,746,220           0.00%  1.25% to 2.35%   -0.99% to 0.10%
    2011                                6,447,556   1.04 to 1.10       7,103,920           0.00%  1.25% to 2.35%  -11.19% to -10.21%
    2010                                6,718,777   0.99 to 1.23       8,245,039           0.30%  1.25% to 2.35%   19.13% to 20.45%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
IVY VIP GLBL NATURAL RES
    2014                               28,496,741   0.56 to 1.19      33,736,824           0.00%  1.20% to 2.75%  -15.57% to -14.07%
    2013                               28,606,857   0.67 to 1.38      39,420,130           0.00%  1.20% to 2.70%    4.67% to 6.52%
    2012                               29,850,329   0.63 to 1.30      38,629,692           0.00%  1.20% to 2.70%   -1.08% to 0.67%
    2011                               28,493,218   0.64 to 1.29      36,641,162           0.00%  1.20% to 2.70%  -23.73% to -22.38%
    2010                               27,875,300   1.28 to 1.66      46,195,229           0.00%  1.20% to 2.35%   14.35% to 15.67%

IVY VIP GLOBAL BOND
    2014                                7,019,226   1.00 to 1.03       7,234,714           2.25%  1.25% to 2.10%   -2.14% to -1.06%
    2013                                6,933,787   1.02 to 1.04       7,223,250           0.00%  1.25% to 2.10%   -0.62% to 0.48%
    2012                                5,024,224   1.02 to 1.04       5,208,913           3.78%  1.25% to 2.10%    3.92% to 5.07%
    2011 (e)                            2,183,726   0.98 to 0.99       2,154,524           3.00%  1.25% to 2.10%   -2.07% to -1.34%

IVY VIP GROWTH
    2014                               30,275,987   1.28 to 2.18      65,989,998           0.24%  0.15% to 2.35%   9.21% to 10.42%
    2013                               86,466,716   1.15 to 6.65     213,651,585           0.43%  0.15% to 2.70%   32.49% to 36.25%
    2012                               93,529,444   0.85 to 4.93     171,638,603           0.06%  0.15% to 2.95%   9.46% to 12.57%
    2011                               94,605,992   0.77 to 4.43     158,364,311           4.02%  0.15% to 2.95%   -0.84% to 1.97%
    2010                              101,181,117   0.76 to 4.39     169,966,718           0.62%  0.15% to 2.95%   9.97% to 12.41%

IVY VIP HIGH INCOME
    2014                               73,091,861   1.01 to 2.06      98,039,313           5.60%  1.20% to 3.00%   -1.06% to 0.69%
    2013                               29,855,621   1.02 to 2.04      53,904,115           4.48%  1.20% to 2.95%    7.29% to 9.18%
    2012                               23,189,936   1.70 to 1.87      43,430,987           6.39%  1.25% to 2.35%   15.88% to 17.16%
    2011                               24,034,242   1.47 to 1.60      38,417,989           7.24%  1.25% to 2.35%    2.82% to 3.96%
    2010                               26,384,450   1.14 to 1.54      40,569,864           7.75%  1.25% to 2.35%   12.19% to 13.43%

IVY VIP INTL CORE EQUITY
    2014                               69,049,904   0.96 to 5.90     181,226,029           2.53%  0.15% to 3.00%   -1.51% to 1.29%
    2013                               75,575,716   0.97 to 5.83     198,584,479           1.65%  0.15% to 2.95%   21.28% to 24.72%
    2012                               80,872,427   0.80 to 4.67     173,054,725           2.30%  0.15% to 2.95%   10.03% to 13.16%
    2011                               79,871,271   0.73 to 4.13     154,972,837           1.55%  0.15% to 2.95%  -16.39% to -14.01%
    2010                               80,708,859   0.87 to 4.80     187,763,575           1.37%  0.15% to 2.95%   12.51% to 13.92%

IVY VIP INTL GROWTH
    2014                               36,111,781   1.02 to 2.14      72,784,181           2.11%  1.20% to 2.75%   -1.98% to -0.25%
    2013                               35,159,144   1.04 to 2.14      70,734,187           0.86%  1.20% to 2.70%   15.76% to 17.80%
    2012                               28,439,829   0.90 to 1.82      47,979,312           1.89%  1.20% to 2.70%   14.61% to 16.64%
    2011                               23,788,302   0.78 to 1.56      34,029,156           0.41%  1.20% to 2.70%  -10.01% to -8.42%
    2010                               19,787,904   0.86 to 1.70      30,611,721           0.91%  1.20% to 2.70%   11.45% to 13.42%

IVY VIP LIMITED-TERM BOND
    2014                               35,060,416   0.98 to 1.01      35,507,176           0.56%  1.25% to 2.10%   -1.37% to -0.28%
    2013                               29,301,920   0.99 to 1.02      29,758,599           0.00%  1.25% to 2.35%   -2.84% to -1.77%
    2012                               12,787,214   1.02 to 1.03      13,221,134           4.27%  1.25% to 2.10%    0.96% to 2.07%
    2011 (e)                            4,572,538       1.01           4,631,428           2.70%  1.25% to 2.10%    0.54% to 1.28%

IVY VIP MICRO CAP GROWTH
    2014                               11,200,328   1.13 to 3.72      29,998,995           0.00%  0.15% to 2.50%   -4.60% to -1.89%
    2013                               12,081,016   1.17 to 3.79      33,572,563           0.00%  0.15% to 2.45%   52.72% to 57.05%
    2012                               11,690,982   1.43 to 2.41      20,455,674           0.00%  0.15% to 2.45%   8.58% to 11.67%
    2011                               11,475,577   1.31 to 2.16      18,327,832           0.00%  0.15% to 2.45%   -9.71% to -7.15%
    2010                               11,630,747   0.96 to 2.33      20,514,465           0.00%  0.15% to 2.45%   37.59% to 40.64%

IVY VIP MID CAP GROWTH
    2014                               26,623,415   1.15 to 2.57      68,287,685           0.00%  1.20% to 2.75%    4.73% to 6.58%
    2013                               25,625,540   1.09 to 2.41      61,674,250           0.00%  1.20% to 2.70%   26.16% to 28.39%
    2012                               16,758,602   1.70 to 1.88      31,405,038           0.00%  1.20% to 2.50%   10.25% to 12.20%
    2011                               11,743,579   1.55 to 1.67      19,611,643           0.01%  1.20% to 2.35%   -3.44% to -1.74%
    2010                                9,990,526   1.17 to 1.70      16,985,625           0.04%  1.20% to 2.35%   28.50% to 29.99%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
IVY VIP MONEY MARKET
    2014                               12,038,044   0.93 to 1.02      12,251,690           0.02%  1.25% to 2.10%   -2.30% to -1.22%
    2013                               13,444,125   0.95 to 1.03      13,852,053           0.02%  1.25% to 2.10%   -2.30% to -1.22%
    2012                               11,851,618   0.97 to 1.04      12,361,898           0.02%  1.25% to 2.10%   -2.31% to -1.23%
    2011                               11,474,152   0.99 to 1.06      12,115,872           0.02%  1.25% to 2.10%   -2.30% to -1.23%
    2010                                9,820,525   0.79 to 1.07      10,497,804           0.07%  1.25% to 2.10%   -2.25% to -1.16%

IVY VIP PATH MOD AGG MVF
    2014                               30,952,583   1.07 to 1.08      33,433,493           1.98%  1.20% to 2.00%    0.89% to 2.67%
    2013 (b)                            4,483,033       1.05           4,718,009           0.00%  1.20% to 1.85%    4.81% to 5.25%

IVY VIP PATH MOD CON MVF
    2014                               13,062,845   1.05 to 1.06      13,808,708           1.13%  1.20% to 2.10%    0.06% to 1.83%
    2013 (b)                            1,511,308       1.04           1,569,503           0.00%  1.20% to 1.85%    3.42% to 3.86%

IVY VIP PATH MOD MVF
    2014                              118,871,914   1.06 to 1.07     127,553,733           1.17%  1.20% to 1.90%    0.73% to 2.51%
    2013 (b)                           12,202,626       1.05          12,777,268           0.00%  1.20% to 1.85%    4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE
    2014                               11,881,250   1.14 to 1.38      16,387,496           0.85%  1.25% to 2.10%    2.42% to 3.56%
    2013                               11,324,682   1.11 to 1.33      15,083,577           6.82%  1.25% to 2.10%   24.18% to 25.56%
    2012                                8,710,996   1.02 to 1.06       9,241,185           0.88%  1.25% to 2.10%   9.56% to 10.78%
    2011                                8,401,205   0.93 to 0.96       8,044,198           1.18%  1.25% to 2.10%   -6.38% to -5.34%
    2010                                8,413,753   0.90 to 1.01       8,511,526           1.06%  1.25% to 1.90%   12.85% to 14.10%

IVY VIP PATHFINDER CONSERV
    2014                               29,844,909   1.09 to 1.26      37,621,745           1.06%  1.25% to 2.35%    0.99% to 2.11%
    2013                               31,137,476   1.16 to 1.23      38,441,011           5.76%  1.25% to 2.35%   12.09% to 13.32%
    2012                               32,510,842   1.03 to 1.09      35,416,934           0.94%  1.25% to 2.35%    4.45% to 5.61%
    2011                               29,399,669   1.00 to 1.03      30,322,228           1.30%  1.25% to 2.10%   -1.59% to -0.5%
    2010                               25,934,863   0.92 to 1.04      26,885,261           0.91%  1.25% to 2.10%    6.84% to 8.02%

IVY VIP PATHFINDER MOD AGGR
    2014                              193,683,655   1.13 to 1.36     262,812,222           1.04%  1.25% to 2.35%    2.18% to 3.31%
    2013                              199,993,740   1.23 to 1.31     262,668,042           5.45%  1.25% to 2.35%   20.94% to 22.28%
    2012                              188,978,835   1.02 to 1.07     202,976,405           0.76%  1.25% to 2.35%    8.22% to 9.42%
    2011                              157,784,952   0.94 to 0.98     154,854,114           0.81%  1.25% to 2.35%   -5.27% to -4.22%
    2010                              133,261,386   0.91 to 1.02     136,560,113           0.77%  1.25% to 2.35%   11.81% to 13.04%

IVY VIP PATHFINDER MOD CONS
    2014                               60,897,488   1.10 to 1.30      79,249,009           0.99%  1.25% to 2.35%    1.47% to 2.59%
    2013                               66,516,350   1.19 to 1.27      84,376,051           4.97%  1.25% to 2.35%   14.98% to 16.25%
    2012                               56,885,400   1.04 to 1.09      62,073,747           0.91%  1.25% to 2.35%    5.88% to 7.05%
    2011                               48,794,221   1.00 to 1.02      49,730,877           1.09%  1.25% to 1.90%   -2.32% to -1.24%
    2010                               42,059,307   0.92 to 1.03      43,409,545           0.88%  1.25% to 1.90%    8.40% to 9.59%

IVY VIP PATHFINDER MODERATE
    2014                              172,610,501   1.11 to 1.33     229,539,028           1.04%  1.25% to 2.35%    1.82% to 2.94%
    2013                              179,607,449   1.09 to 1.29     232,016,381           4.78%  1.25% to 2.35%   18.03% to 19.34%
    2012                              172,188,520   1.03 to 1.08     186,390,832           0.94%  1.25% to 2.35%    6.97% to 8.16%
    2011                              142,546,422   0.96 to 1.00     142,647,642           1.06%  1.25% to 2.35%   -3.75% to -2.68%
    2010                              127,486,896   0.91 to 1.03     131,104,397           0.62%  1.25% to 2.35%   10.02% to 11.23%

IVY VIP REAL ESTATE SEC
    2014                                6,610,779   1.32 to 2.33      15,374,171           1.03%  1.25% to 2.35%   27.15% to 28.55%
    2013                                7,305,391   1.04 to 1.81      13,215,918           1.11%  1.25% to 2.35%   -1.22% to -0.13%
    2012                                7,467,113   1.65 to 1.81      13,525,470           0.73%  1.25% to 2.35%   14.98% to 16.25%
    2011                                8,017,939   1.43 to 1.56      12,492,706           0.77%  1.25% to 2.35%    2.58% to 3.71%
    2010                                8,466,671   1.12 to 1.50      12,720,196           1.83%  1.25% to 2.35%   25.53% to 26.91%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
IVY VIP SCIENCE & TECH
    2014                               21,133,818   1.20 to 3.66      73,024,419           0.00%  1.20% to 3.00%   -0.08% to 1.68%
    2013                               23,249,425   1.19 to 3.60      78,961,071           0.00%  1.20% to 2.95%   51.84% to 54.52%
    2012                               21,813,387   1.22 to 2.33      47,728,649           0.00%  1.20% to 2.70%   24.11% to 26.30%
    2011                               21,675,426   0.98 to 1.85      37,530,970           0.00%  1.20% to 2.70%   -8.50% to -6.89%
    2010                               21,345,781   1.06 to 1.98      39,710,933           0.00%  1.20% to 2.70%   10.14% to 11.41%

IVY VIP SMALL CAP GROWTH
    2014                               16,538,924   1.11 to 1.92      31,835,084           0.00%  0.15% to 2.35%   -0.77% to 0.33%
    2013                               33,183,894   1.12 to 4.42      77,759,128           0.00%  0.15% to 2.70%   39.20% to 43.14%
    2012                               33,350,240   0.91 to 3.09      55,911,570           0.00%  0.15% to 2.70%    2.10% to 5.01%
    2011                               32,636,535   1.20 to 2.94      54,068,639           0.00%  0.15% to 2.50%  -13.20% to -10.74%
    2010                               33,197,076   1.01 to 3.29      63,551,777           0.00%  0.15% to 2.50%   25.86% to 28.66%

IVY VIP SMALL CAP VALUE
    2014                               25,893,192   1.19 to 3.78      66,189,449           0.09%  0.15% to 2.75%    3.93% to 6.89%
    2013                               28,772,551   1.13 to 3.53      69,610,037           0.85%  0.15% to 2.70%   29.65% to 33.33%
    2012                               31,577,378   1.08 to 2.65      57,793,996           0.44%  0.15% to 2.70%   15.18% to 18.46%
    2011                               35,246,034   0.94 to 2.24      55,427,264           0.48%  0.15% to 2.70%  -15.32% to -12.92%
    2010                               36,608,933   1.04 to 2.57      67,867,012           0.07%  0.15% to 2.70%   23.48% to 26.22%

IVY VIP VALUE
    2014                               44,676,370   1.21 to 4.90     104,574,213           1.09%  0.15% to 2.50%   7.72% to 10.78%
    2013                               47,324,536   1.12 to 4.43     100,335,907           0.75%  0.15% to 2.45%   31.40% to 35.13%
    2012                               44,446,618   1.25 to 3.28      70,629,414           1.31%  0.15% to 2.45%   15.42% to 18.70%
    2011                               49,224,011   1.06 to 2.76      66,603,573           0.74%  0.15% to 2.35%  -10.01% to -7.46%
    2010                               50,156,311   0.90 to 2.98      75,268,894           0.89%  0.15% to 2.35%   15.95% to 18.53%

JANUS ASPEN BALANCED SS
    2014                                9,091,698   1.90 to 2.34      21,223,172           1.54%  1.20% to 2.50%    5.09% to 6.95%
    2013                                8,307,837   1.80 to 2.19      18,122,843           1.36%  1.20% to 2.50%   16.32% to 18.37%
    2012                                8,271,257   1.54 to 1.85      15,241,017           2.58%  1.20% to 2.50%   10.07% to 12.02%
    2011                                8,261,325   1.39 to 1.65      13,581,346           2.20%  1.20% to 2.50%   -1.58% to 0.15%
    2010                                8,252,990   1.07 to 1.65      13,518,058           2.61%  1.20% to 2.50%    4.98% to 6.83%

JANUS ASPEN FORTY SS
    2014                               16,700,439   1.47 to 2.80      36,077,983           0.03%  0.15% to 2.50%    5.31% to 8.30%
    2013                               18,886,986   1.37 to 2.61      37,829,729           0.58%  0.15% to 2.50%   27.08% to 30.69%
    2012                               19,100,462   1.06 to 2.02      28,002,189           0.57%  0.15% to 2.50%   20.25% to 23.67%
    2011                               21,614,979   0.87 to 1.65      25,774,793           0.25%  0.15% to 2.50%   -9.64% to -7.08%
    2010                               24,729,258   0.93 to 1.79      32,099,720           0.22%  0.15% to 2.50%    3.39% to 6.32%

JANUS ASPEN OVERSEAS SS
    2014                               23,854,503   0.76 to 2.78      54,691,693           2.97%  0.15% to 2.70%  -14.66% to -12.23%
    2013                               26,305,311   0.89 to 3.21      68,802,825           3.09%  0.15% to 2.70%   10.96% to 14.11%
    2012                               29,896,862   0.79 to 2.85      68,138,723           0.62%  0.15% to 2.95%   9.88% to 13.01%
    2011                               31,549,934   0.72 to 2.53      62,638,589           0.38%  0.15% to 2.95%  -34.30% to -32.44%
    2010                               33,766,643   1.10 to 3.78      96,607,035           0.54%  0.15% to 2.95%   21.39% to 24.83%

JANUS ASPEN PERK MID CP VAL SS
    2014                               17,099,250   1.27 to 1.41      24,134,583           1.27%  1.20% to 2.70%    5.29% to 7.15%
    2013                               17,688,212   1.20 to 1.32      23,300,705           1.18%  1.20% to 2.70%   22.16% to 24.31%
    2012                               12,003,773   0.97 to 1.06      12,720,933           0.92%  1.20% to 2.95%    7.55% to 9.46%
    2011                                8,530,875   0.90 to 0.97       8,258,913           0.62%  1.20% to 2.95%   -5.80% to -4.14%
    2010                                6,908,947   0.87 to 1.01       6,978,182           0.59%  1.20% to 2.95%   12.02% to 13.99%

MFS VIT MID CAP GROWTH SER SS
    2014                                  513,940   1.51 to 2.14       1,048,754           0.00%  1.20% to 2.45%    5.40% to 7.26%
    2013                                  549,856   1.42 to 1.99       1,041,853           0.00%  1.20% to 2.45%   33.23% to 35.58%
    2012                                  611,502   1.06 to 1.47         851,441           0.00%  1.20% to 2.45%   13.03% to 15.03%
    2011                                  575,827   0.93 to 1.28         687,831           0.00%  1.20% to 2.20%   -8.89% to -7.28%
    2010                                  608,438   0.81 to 1.38         780,036           0.00%  1.20% to 2.20%   25.45% to 27.66%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
MORGSTANLEY UIF EMG MK EQ CL 2
    2014                               31,777,048   0.65 to 0.72      22,901,375           0.32%  1.20% to 2.70%   -7.33% to -5.69%
    2013                               24,207,956   0.70 to 0.76      18,500,069           1.10%  1.20% to 2.70%   -3.97% to -2.28%
    2012                               12,451,514   0.72 to 0.78       9,738,154           0.00%  1.20% to 2.70%   16.34% to 18.40%
    2011                                9,348,723   0.62 to 0.66       6,174,717           0.37%  1.20% to 2.70%  -20.61% to -19.21%
    2010                                6,972,718   0.71 to 0.82       5,700,989           0.56%  1.20% to 2.70%   15.49% to 17.53%

NEUBERGERBERMAN SOC RESP S CL
    2014                                1,196,290   1.28 to 1.41       1,681,074           0.11%  1.20% to 2.45%    6.91% to 8.80%
    2013                                1,088,726   1.19 to 1.29       1,406,230           0.71%  1.20% to 2.45%   33.43% to 35.78%
    2012                                  591,475   0.89 to 0.95         562,689           0.10%  1.20% to 2.45%    7.51% to 9.41%
    2011                                  577,007   0.83 to 0.87         501,637           0.27%  1.20% to 2.35%   -5.96% to -4.31%
    2010                                  518,257   0.78 to 0.91         470,876           0.03%  1.20% to 2.35%   19.20% to 21.30%
OPPENHEIMER INTL GROW VA SS
    2014                               12,089,421   1.91 to 2.92      34,504,984           0.92%  1.20% to 2.45%   -9.85% to -8.26%
    2013                                8,926,807   2.11 to 3.20      27,679,142           0.92%  1.20% to 2.45%   22.06% to 24.21%
    2012                                2,384,502   1.72 to 2.58       5,773,145           1.08%  1.20% to 2.45%   18.14% to 20.23%
    2011                                2,156,904   1.45 to 2.10       4,344,425           0.75%  1.20% to 2.45%  -10.29% to -8.71%
    2010                                2,374,859   0.86 to 2.30       5,214,856           1.04%  1.20% to 2.30%   11.29% to 13.25%

OPPENHEIMER MS SM CAP VA SS
    2014                                1,344,478   1.43 to 1.57       2,111,345           0.64%  1.20% to 2.50%   8.41% to 10.32%
    2013                                1,300,521   1.31 to 1.42       1,851,218           0.73%  1.20% to 2.50%   36.54% to 38.95%
    2012                                  944,449   0.96 to 1.02         967,529           0.31%  1.20% to 2.50%   14.23% to 16.25%
    2011                                  639,874   0.83 to 0.88         563,809           0.39%  1.20% to 2.50%   -5.22% to -3.55%
    2010                                  551,148   0.79 to 0.91         503,518           0.32%  1.20% to 2.50%   19.49% to 21.59%

PIMCO VIT GLB DIV ALL ADV CL
    2014                               36,960,899   1.07 to 1.09      40,321,539           6.06%  1.20% to 2.10%    2.58% to 4.39%
    2013 (c)                           10,798,585   1.04 to 1.05      11,284,615           7.12%  1.20% to 2.10%    3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
    2014                               62,187,031   0.98 to 1.04      64,764,833           1.04%  1.20% to 2.45%   -2.18% to -0.45%
    2013                               55,865,440   1.00 to 1.05      58,445,137           1.31%  1.20% to 2.50%   -3.13% to -1.42%
    2012                               35,586,911   1.03 to 1.06      37,768,230           1.79%  1.20% to 2.50%    2.66% to 4.48%
    2011                               21,831,704   0.99 to 1.02      22,175,603           1.57%  1.20% to 2.45%   -1.92% to -0.20%
    2010 (f)                            8,930,847   0.99 to 1.02       9,089,634           1.18%  1.20% to 2.45%    0.59% to 1.77%

PIMCO VIT TOTAL RETURN ADV CL
    2014                              150,517,076   1.06 to 1.14     171,456,699           2.14%  1.20% to 2.70%    1.15% to 2.94%
    2013                              132,608,027   1.05 to 1.11     146,752,783           2.17%  1.20% to 2.70%   -4.90% to -3.22%
    2012                               67,799,971   1.10 to 1.14      77,528,778           2.47%  1.20% to 2.70%    6.30% to 8.18%
    2011                               37,179,019   1.03 to 1.06      39,293,611           2.56%  1.20% to 2.70%    0.50% to 2.27%
    2010 (f)                           17,510,432   1.00 to 1.03      18,092,641           1.58%  1.20% to 2.45%    2.15% to 3.36%

PUTNAM VT EQUITY INCOME CL IB
    2014                                2,342,261   1.68 to 2.13       4,919,650           1.99%  1.20% to 2.20%   9.39% to 11.32%
    2013                                2,748,869   1.53 to 1.91       5,207,946           1.71%  1.20% to 2.20%   28.57% to 30.84%
    2012                                2,053,229   1.17 to 1.46       2,957,298           2.16%  1.20% to 2.30%   15.83% to 17.88%
    2011                                1,873,293   1.00 to 1.24       2,258,298           1.77%  1.20% to 2.30%   -1.04% to 0.71%
    2010                                1,779,712   0.68 to 1.23       2,125,639           1.91%  1.20% to 2.30%   9.33% to 11.26%

PUTNAM VT GROWTH AND INC CL IB
    2014                                4,018,082   1.63 to 2.08       8,290,582           0.88%  1.20% to 2.45%    7.51% to 9.41%
    2013                                1,980,017   1.51 to 1.90       3,700,048           1.15%  1.20% to 2.45%   31.74% to 34.06%
    2012                                  907,577   1.14 to 1.41       1,239,146           1.62%  1.20% to 2.45%   15.67% to 17.71%
    2011                                  909,266   0.98 to 1.20       1,043,398           1.30%  1.20% to 2.45%   -7.41% to -5.78%
    2010                                1,023,986   0.76 to 1.28       1,254,913           1.52%  1.20% to 2.45%   11.05% to 13.01%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
PUTNAM VT INTER EQ CL IB
    2014                                2,266,583   0.79 to 1.83       3,917,834           0.96%  1.20% to 2.70%   -9.49% to -7.89%
    2013                                2,612,806   0.87 to 1.98       4,930,194           1.49%  1.20% to 2.70%   24.35% to 26.54%
    2012                                3,157,120   0.70 to 1.57       4,726,792           2.23%  1.20% to 2.70%   18.36% to 20.46%
    2011                                3,595,873   0.59 to 1.30       4,483,286           3.46%  1.20% to 2.70%  -19.35% to -17.92%
    2010                                4,345,396   0.72 to 1.59       6,608,980           3.53%  1.20% to 2.70%    6.83% to 8.71%

PUTNAM VT MULTI-CAP GRO CL IB
    2014                                1,449,087   1.90 to 2.53       3,625,258           0.13%  1.20% to 2.10%   10.19% to 12.14%
    2013                                  353,379   1.66 to 2.26         768,937           0.48%  1.20% to 2.35%   32.48% to 34.81%
    2012                                  324,530   1.25 to 1.67         522,349           0.23%  1.20% to 2.35%   13.36% to 15.36%
    2011                                  368,643   1.09 to 1.45         510,718           0.25%  1.20% to 2.35%   -7.84% to -6.21%
    2010                                  269,361   0.91 to 1.55         393,105           0.33%  1.20% to 2.05%   16.08% to 18.13%

PUTNAM VT VOYAGER CL IB
    2014                                3,971,247   1.79 to 2.34       9,206,811           0.43%  1.20% to 2.45%    6.53% to 8.41%
    2013                                2,142,270   1.67 to 2.16       4,535,399           0.87%  1.20% to 2.45%   39.55% to 42.01%
    2012                                2,591,926   1.23 to 1.52       3,868,149           0.33%  1.20% to 2.00%   10.90% to 12.86%
    2011                                2,756,533   1.09 to 1.35       3,637,630           0.00%  1.20% to 2.05%  -20.23% to -18.83%
    2010                                1,520,611   1.07 to 1.66       2,401,335           1.00%  1.20% to 2.20%   17.29% to 19.36%

SFT ADVANTUS BOND CL 2
    2014                              122,294,915   1.10 to 5.12     193,902,325           0.00%  0.15% to 2.70%    3.20% to 6.13%
    2013                              123,439,047   1.05 to 4.83     188,394,921           0.00%  0.15% to 2.95%   -3.54% to -0.80%
    2012                              116,666,035   1.08 to 4.86     185,820,211           0.00%  0.15% to 2.95%    4.29% to 7.25%
    2011                              123,104,222   1.04 to 4.54     185,651,283           0.00%  0.15% to 2.95%    6.53% to 7.86%
    2010                              137,293,284   0.84 to 4.21     193,861,892           0.00%  0.15% to 2.95%    6.24% to 8.11%

SFT ADVANTUS INDEX 400 MC CL 2
    2014                               22,733,438   1.48 to 4.75      76,637,719           0.00%  0.15% to 2.95%    6.06% to 9.07%
    2013                               25,721,614   1.40 to 4.36      79,959,398           0.00%  0.15% to 2.95%   28.92% to 32.58%
    2012                               29,094,337   1.08 to 3.29      68,544,002           0.00%  0.15% to 2.95%   13.83% to 17.07%
    2011                               30,994,418   0.95 to 2.81      62,696,742           0.00%  0.15% to 2.95%   -5.10% to -2.41%
    2010                               32,561,978   1.00 to 2.88      68,004,218           0.00%  0.15% to 2.95%   22.27% to 24.43%

SFT ADVANTUS INDEX 500 CL 2
    2014                               48,755,932   1.32 to 9.73     181,518,328           0.00%  0.15% to 2.70%   9.84% to 12.96%
    2013                               50,255,635   1.20 to 8.62     169,024,269           0.00%  0.15% to 2.70%   27.88% to 31.51%
    2012                               47,360,200   1.06 to 6.55     128,781,432           0.00%  0.15% to 2.65%   12.06% to 15.25%
    2011                               51,633,033   0.93 to 5.68     121,561,386           0.00%  0.15% to 2.65%   -1.35% to 1.44%
    2010                               57,990,660   0.83 to 5.60     134,709,384           0.00%  0.15% to 2.65%   11.21% to 13.17%
                                       64,777,011   0.75 to 4.90     131,119,756           0.00%  0.15% to 2.65%   22.21% to 25.68%
SFT ADVANTUS INTL BOND CL 2
    2014                               51,586,760   1.38 to 2.79      91,906,893           0.00%  0.15% to 2.70%   -1.25% to 1.55%
    2013                               53,370,551   1.39 to 2.74      94,801,068           0.00%  0.15% to 2.95%   -2.98% to -0.23%
    2012                               49,041,835   1.42 to 2.75      89,932,944           0.00%  0.15% to 2.95%   12.81% to 16.02%
    2011                               48,013,724   1.26 to 2.37      77,525,751           0.00%  0.15% to 2.95%   -3.15% to -0.41%
    2010                               46,483,703   1.07 to 2.38      77,196,207           0.00%  0.15% to 2.95%   10.59% to 12.55%

SFT ADVANTUS MANAGED VOL
    2014                              115,228,324   1.11 to 1.14     131,044,394           0.00%  1.20% to 2.45%    4.98% to 6.83%
    2013 (c)                           49,719,645       1.06          52,930,577           0.00%  1.20% to 1.95%    5.22% to 6.46%

SFT ADVANTUS MONEY MARKET
    2014                               33,036,365   0.85 to 2.36      38,132,876           0.00%  0.15% to 2.70%   -2.91% to -0.15%
    2013                               33,237,413   0.87 to 2.36      39,432,534           0.00%  0.15% to 2.70%   -2.91% to -0.15%
    2012                               36,256,062   0.89 to 2.36      44,390,256           0.00%  0.15% to 2.95%   -2.92% to -0.15%
    2011                               42,378,889   0.91 to 2.37      53,238,712           0.00%  0.15% to 2.95%   -2.90% to -0.15%
    2010                               42,110,728   0.77 to 2.37      52,945,041           0.04%  0.15% to 2.95%   -2.91% to -1.20%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
SFT ADVANTUS MORTGAGE CL 2
    2014                               40,849,187   0.94 to 4.76      61,251,416           0.00%  0.15% to 2.70%    2.69% to 5.60%
    2013                               40,157,011   0.91 to 4.51      59,060,052           0.00%  0.15% to 2.70%   -4.83% to -2.12%
    2012                               34,733,069   0.96 to 4.60      56,007,270           0.00%  0.15% to 2.95%    0.47% to 3.33%
    2011                               38,393,703   0.94 to 4.46      61,244,089           0.00%  0.15% to 2.95%    3.64% to 6.57%
    2010                               44,591,072   0.79 to 4.18      66,859,188           0.00%  0.15% to 2.95%    3.65% to 5.48%

SFT ADVANTUS REAL ESTATE CL 2
    2014                               22,888,172   1.31 to 4.68      82,446,929           0.00%  0.15% to 2.70%   26.59% to 30.18%
    2013                               23,420,633   1.01 to 3.60      65,476,353           0.00%  0.15% to 2.95%   -1.79% to 1.00%
    2012                               20,836,995   0.03 to 3.58      58,910,326           0.00%  0.15% to 2.95%   14.47% to 17.72%
    2011                               21,720,712   0.90 to 3.08      52,758,375           0.00%  0.15% to 2.95%    2.36% to 5.26%
    2010                               23,884,459   0.78 to 2.97      55,834,052           0.00%  0.15% to 2.95%   25.17% to 27.38%

SFT IVY GROWTH
    2014 (a)                           82,944,079   1.27 to 7.35     224,075,624           0.00%  0.15% to 2.95%   10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
    2014 (a)                           19,748,439   1.25 to 4.48      51,323,384           0.00%  0.08% to 2.63%    6.66% to 8.69%

SFT PYRAMIS CORE EQUITY CL 2
    2014 (a)                           25,068,962   1.34 to 2.92      66,977,999           0.00%  0.03% to 2.58%   9.46% to 11.53%

SFT T. ROWE PRICE VALUE
    2014 (a)                           56,265,717   1.31 to 2.60     146,020,559           0.00%  1.17% to 2.92%    6.09% to 7.35%

TOPS MGD RISK BAL ETF CL 2
    2014                               20,422,030   1.07 to 1.11      22,633,674           0.97%  1.20% to 2.45%    0.06% to 1.83%
    2011                               19,382,940   1.07 to 1.09      21,096,098           0.98%  1.20% to 2.45%    4.79% to 6.64%
    2012 (d)                            7,120,925   1.01 to 1.02       7,267,326           0.12%  1.20% to 2.25%    0.87% to 2.06%

TOPS MGD RISK FLEX ETF CL 2
    2014                               34,958,247   1.03 to 1.04      36,414,844           0.10%  1.20% to 2.15%   -0.44% to 1.32%
    2013 (b)                            2,452,068       1.03           2,520,954           0.00%  1.20% to 1.85%    2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
    2014                               84,977,795   1.13 to 1.17      99,082,427           0.88%  1.20% to 2.25%   -1.63% to 0.10%
    2011                               71,329,381   1.14 to 1.16      83,081,940           1.30%  1.20% to 2.25%   12.59% to 14.57%
    2012 (d)                           10,397,862   1.01 to 1.02      10,570,257           0.10%  1.20% to 2.25%    0.48% to 1.66%

TOPS MGD RISK MOD GRO ETF CL 2
    2014                               29,123,275   1.12 to 1.15      33,506,104           1.04%  1.20% to 2.25%   -0.18% to 1.58%
    2011                               25,004,219   1.11 to 1.13      28,318,918           0.99%  1.20% to 2.25%   9.13% to 11.05%
    2012 (d)                            5,844,665   1.01 to 1.02       5,960,555           0.13%  1.20% to 2.25%    0.80% to 1.98%

----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) Period from May 1, 2014 to December 31, 2014. During this period SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses of $23,517, $54,269, and $29,085 respectively resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03% respectively.
(b) Period from October 4, 2013 to December 31, 2013.
(c) Period from May 1, 2013 to December 31, 2013.
(d) Period from May 1, 2012 to December 31, 2012.
(e) Period from April 29, 2011 to December 31, 2011.
(f) Period from April 30, 2010 to December 31, 2010.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2015, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2014, 2013 AND 2012

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402





                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014 in accordance with U.S. generally accepted accounting principles.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

As discussed in note 2 to the consolidated financial statements, the merger of Balboa Life Insurance Company, Balboa Life Insurance Company of New York, and Cherokee National Life Insurance Company has been accounted for a transfer of net assets between entities under common control, which requires recording the transaction at historical cost, with amounts restated for all periods presented. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP


Minneapolis, Minnesota
March 3, 2015

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2014 AND 2013
                                 (IN THOUSANDS)

ASSETS                                                                                           2014                   2013
                                                                                          ------------------     ------------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $11,239,878 and $10,801,411)       $     11,926,652       $     11,170,640
    Equity securities, at fair value (cost $364,775 and $336,108)                                   434,952                403,409
    Mortgage loans, net                                                                           1,935,983              1,760,316
    Finance receivables, net                                                                        279,343                261,519
    Policy loans                                                                                    380,603                356,696
    Alternative investments                                                                         536,921                495,219
    Fixed maturity securities on loan, at fair value
      (amortized cost $45,445 and $40,659)                                                           45,054                 40,662
    Equity securities on loan, at fair value (cost $2,190 and $1,403)                                 2,575                  1,656
    Derivative instruments                                                                          258,001                224,375
    Other invested assets                                                                            61,838                 45,730
                                                                                          ------------------     ------------------
      Total investments                                                                          15,861,922             14,760,222

    Cash and cash equivalents                                                                       376,520                294,688
    Securities held as collateral                                                                    29,398                 21,613
    Deferred policy acquisition costs                                                               940,090              1,040,678
    Accrued investment income                                                                       128,366                126,369
    Premiums and fees receivable                                                                    276,439                238,867
    Property and equipment, net                                                                      98,631                 92,799
    Income tax recoverable:
       Current                                                                                        5,779                      -
    Reinsurance recoverables                                                                      1,136,393              1,061,410
    Goodwill and intangible assets, net                                                             151,833                 53,772
    Other assets                                                                                    132,016                100,425
    Separate account assets                                                                      19,489,206             18,044,905
                                                                                          ------------------     ------------------
         Total assets                                                                      $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                                   $      8,859,315       $      8,368,493
    Future policy and contract benefits                                                           2,974,498              2,856,983
    Pending policy and contract claims                                                              530,640                465,888
    Other policyholder funds                                                                      1,222,729              1,096,356
    Policyholder dividends payable                                                                   27,560                 30,810
    Unearned premiums and fees                                                                      250,629                324,097
    Pension and other postretirement benefits                                                        17,322                  9,893
    Income tax liability:
       Current                                                                                            -                  2,286
       Deferred                                                                                     275,786                185,937
    Accrued commissions and expenses                                                                213,950                195,457
    Other liabilities                                                                               441,346                484,472
    Short-term debt                                                                                  50,000                 50,000
    Long-term debt                                                                                  393,000                318,000
    Securities lending collateral                                                                    30,467                 30,748
    Separate account liabilities                                                                 19,489,206             18,044,905
                                                                                          ------------------     ------------------
      Total liabilities                                                                          34,776,448             32,464,325
                                                                                          ------------------     ------------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                         5,000                  5,000
    Additional paid in capital                                                                      196,254                196,254
    Accumulated other comprehensive income (loss)                                                   335,810                269,516
    Retained earnings                                                                             3,281,476              2,900,653
                                                                                          ------------------     ------------------
    Total Minnesota Life Insurance Company and subsidiaries stockholder's equity                  3,818,540              3,371,423

    Noncontrolling interests                                                                         31,605                      -
                                                                                          ------------------     ------------------
         Total stockholder's equity                                                               3,850,145              3,371,423
                                                                                          ------------------     ------------------
            Total liabilities and stockholder's equity                                     $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                         2014           2013           2012
                                                                                   --------------  --------------  -------------
Revenues:

  Premiums                                                                          $  2,039,309    $  1,792,206    $ 1,671,304
  Policy and contract fees                                                               652,779         603,380        554,007
  Net investment income                                                                  664,299         639,833        630,288
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                         (2,852)           (495)          (287)
    Other net realized investment gains (losses)                                         136,607         (36,159)        83,020
                                                                                   --------------  --------------  -------------
     Total net realized investment gains (losses)                                        133,755         (36,654)        82,733
  Finance charge income                                                                   85,855          77,112         70,851
  Commission income                                                                      152,983         126,486        118,651
  Other income                                                                            47,204          37,938         31,219
                                                                                   --------------  --------------  -------------
     Total revenues                                                                    3,776,184       3,240,301      3,159,053
                                                                                   --------------  --------------  -------------

Benefits and expenses:

  Policyholder benefits                                                                1,895,745       1,730,448      1,629,659
  Interest credited to policies and contracts                                            380,474         382,393        353,976
  General operating expenses                                                             656,590         599,487        579,471
  Commissions                                                                            378,368         323,229        255,637
  Administrative and sponsorship fees                                                     72,758          64,188         53,219
  Dividends to policyholders                                                               6,088           6,609          7,679
  Interest expense                                                                        10,321          10,143          9,821
  Amortization of deferred policy acquisition costs                                      216,753         187,834        183,108
  Capitalization of policy acquisition costs                                            (314,814)       (294,111)      (255,831)
                                                                                   --------------  --------------  -------------
     Total benefits and expenses                                                       3,302,283       3,010,220      2,816,739
                                                                                   --------------  --------------  -------------
      Income from operations before taxes                                                473,901         230,081        342,314

Income tax expense (benefit):
    Current                                                                              124,345         103,477         86,500
    Deferred                                                                              18,181         (45,163)        17,643
                                                                                   --------------  --------------  -------------
      Total income tax expense                                                           142,526          58,314        104,143
       Net income                                                                   $    331,375    $    171,767    $   238,171
                                                                                   ==============  ==============  =============



Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the period         $    308,292    $   (606,583)   $   279,930
  Unrealized gains (losses) on securities - other than temporary impairments              (2,955)         (8,352)        17,222
  Adjustment to deferred policy acquisition costs                                       (198,649)        246,061        (89,533)
  Adjustment to reserves                                                                 (19,585)        110,274        (44,051)
  Adjustment to unearned policy and contract fees                                        114,854         (99,756)         9,761
  Adjustment to pension and other retirement plans                                       (12,043)         10,149         (1,438)
                                                                                   --------------  --------------  -------------
   Other comprehensive income (loss), before tax                                         189,914        (348,207)       171,891
   Income tax benefit (expense) related to items of other comprehensive income           (66,472)        124,078        (61,313)
                                                                                   --------------  --------------  -------------
    Other comprehensive income (loss), net of tax                                        123,442        (224,129)       110,578
                                                                                   --------------  --------------  -------------
     Total comprehensive income (loss)                                              $    454,817    $    (52,362)   $   348,749
                                                                                   ==============  ==============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                 ACCUMULATED
                                                   ADDITIONAL       OTHER
                                       COMMON        PAID IN    COMPREHENSIVE     RETAINED      NONCONTROLLING        TOTAL
                                        STOCK        CAPITAL    INCOME (LOSS)     EARNINGS         INTERESTS          EQUITY
                                     -----------  ------------  -------------  --------------   --------------   ---------------
2012:
  Balance, beginning of year           $   5,000    $  179,522    $   381,951    $  2,490,864     $          -     $   3,057,337

  Cherokee National Life Insurance
   Company                                     -        16,732          1,116            (149)               -            17,699
                                     -----------  ------------  -------------  --------------   --------------   ---------------
    Restated beginning balance         $   5,000    $  196,254    $   383,067    $  2,490,715     $          -     $   3,075,036


    Comprehensive income:
     Net income                                -             -              -         238,171                -           238,171
     Other comprehensive income                -             -        110,578               -                -           110,578
                                                                                                                 ---------------
      Total comprehensive income                                                                                         348,749
                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785
                                     ===========  ============  =============  ==============   ==============   ===============

2013:
  Balance, beginning of year           $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785

    Comprehensive loss:
     Net income                                -             -              -         171,767                -           171,767
     Other comprehensive loss                  -             -       (224,129)              -                -          (224,129)
                                                                                                                 ---------------
      Total comprehensive loss                                                                                           (52,362)
                                     -----------  ------------  -------------  --------------   --------------   ---------------
Balance, end of year                   $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423
                                     ===========  ============  =============  ==============   ==============   ===============

2014:
  Balance, beginning of year           $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423

    Comprehensive income:
     Net income                                -             -              -         331,375                -           331,375
     Other comprehensive income                -             -        123,442               -                -           123,442
                                                                                                                 ---------------
      Total comprehensive income                                                                                         454,817

    Change in accounting principle             -             -        (57,148)         57,148                -                 -

    Dividends to stockholder                   -             -              -          (7,700)               -            (7,700)

    Change in equity of
     noncontrolling interests                  -             -              -               -           31,605            31,605

                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   335,810    $  3,281,476     $     31,605     $   3,850,145
                                     ===========  ============  =============  ==============   ==============   ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

CASH FLOWS FROM OPERATING ACTIVITIES                                     2014                2013                2012
                                                                   ---------------     ---------------     ---------------
Net income                                                          $     331,375       $     171,767       $     238,171
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts                    266,191             281,102             273,272
  Fees deducted from policy and contract balances                        (451,583)           (413,537)           (394,499)
  Change in future policy benefits                                         56,105              11,152              65,510
  Change in other policyholder liabilities, net                           151,934             269,047             139,082
  Amortization of deferred policy acquisition costs                       216,753             187,834             183,108
  Capitalization of policy acquisition costs                             (314,814)           (294,111)           (255,831)
  Change in premiums and fees receivable                                  (34,508)            (36,707)            (20,388)
  Deferred tax provision                                                   18,181             (45,163)             17,643
  Change in income tax recoverables / liabilities - current                (8,065)             (5,171)            (30,155)
  Net realized investment losses (gains)                                 (133,755)             36,654             (82,733)
  Change in reinsurance recoverables                                      (74,983)            (35,137)            (67,335)
  Other, net                                                               31,161              88,807            (114,425)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by (used for) operating activities           53,992             216,537             (48,580)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                             2,255,590           2,150,401           2,511,988
  Equity securities                                                       256,730             131,008             118,434
  Alternative investments                                                 102,290             101,227              85,957
  Derivative instruments                                                  267,911             210,822             210,393
  Other invested assets                                                     1,416               1,758              11,970
Proceeds from maturities and repayments of:
  Fixed maturity securities                                             1,153,092           1,129,686             923,081
  Mortgage loans                                                          183,476             183,406             157,892
Purchases and originations of:
  Fixed maturity securities                                            (3,820,423)         (3,913,558)         (4,139,462)
  Equity securities                                                      (238,877)           (171,521)           (197,096)
  Mortgage loans                                                         (363,852)           (405,975)           (287,442)
  Alternative investments                                                 (98,578)            (69,464)            (91,969)
  Derivative instruments                                                 (218,739)           (179,294)           (259,027)
  Other invested assets                                                    (4,966)             (2,456)            (10,062)
Finance receivable originations or purchases                             (210,452)           (195,711)           (174,796)
Finance receivable principal payments                                     178,857             159,839             145,441
Securities in transit                                                     (22,235)              2,562             177,286
Other, net                                                               (209,112)           (155,249)           (100,781)
                                                                   ---------------     ---------------     ---------------
            Net cash used for investing activities                       (787,872)         (1,022,519)           (918,193)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                    3,575,510           3,143,717           2,974,152
Withdrawals from annuity and insurance contracts                       (2,835,280)         (2,384,980)         (2,203,911)
Change in amounts drawn in excess of cash balances                         (5,440)             18,077               9,987
Proceeds from issuance of short-term debt                                 200,000             200,000              84,000
Payment on short-term debt                                               (200,000)           (200,000)            (84,000)
Proceeds from issuance of long-term debt                                   75,000              50,000             150,000
Payment on long-term debt                                                       -                   -              (2,000)
Dividends paid to stockholder                                              (7,700)                  -                   -
Other, net                                                                 13,622               4,433                (812)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by financing activities                     815,712             831,247             927,416
                                                                   ---------------     ---------------     ---------------

Net increase (decrease) in cash and cash equivalents                       81,832              25,265             (39,357)
Cash and cash equivalents, beginning of year                              294,688             269,423             308,780
                                                                   ---------------     ---------------     ---------------
Cash and cash equivalents, end of year                              $     376,520       $     294,688       $     269,423
                                                                   ===============     ===============     ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

  The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  Effective December 31, 2014, Balboa Life Insurance Company and Balboa Life Insurance Company of New York, both of which are subsidiaries, and Cherokee National Life Insurance Company, an affiliated entity, merged with and into Securian Life Insurance Company (Securian Life), also a subsidiary, with Securian Life as the surviving entity. The merger was accounted for as a transfer of net assets between entities under common control. Transfers of net assets or exchanges of equity between entities under common control are accounted for at historical value, and as if the transfer occurred when common control was established. In order to reflect the merger, the 2013 and 2012 balances and results of operations have been combined and restated, eliminating any additional inter-company transactions.

  The following tables presents the details of the impact of the merger on the financial statements:

                                                                                               DECEMBER 31, 2013
                                                                                       ----------------------------------
                                                                                        AS PREVIOUSLY      AS CURRENTLY
                                                                                           REPORTED          REPORTED
                                                                                       ---------------    ---------------
    Total assets                                                                        $  35,810,568      $  35,835,748
    Total liabilities                                                                      32,456,766         32,464,325
    Total stockholder's equity                                                              3,353,802          3,371,423

                                                          DECEMBER 31, 2013                     DECEMBER 31, 2012
                                                 ----------------------------------    ----------------------------------
                                                  AS PREVIOUSLY      AS CURRENTLY      AS PREVIOUSLY       AS CURRENTLY
                                                    REPORTED           REPORTED           REPORTED           REPORTED
                                                 --------------     ---------------    ---------------    ---------------
    Total revenues                                $  3,233,273       $   3,240,301      $   3,150,709      $   3,159,053
    Net income                                         171,216             171,767            238,092            238,171
    Total comprehensive income (loss)                  (52,142)            (52,362)           348,607            348,749


  The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
  Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Individual Financial Security                                   $      708,394     $      669,677     $      629,501
    Financial Institution Group                                            494,066            405,272            397,461
    Group Insurance                                                      1,789,855          1,599,431          1,478,486
    Retirement                                                             506,396            390,239            458,900
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    3,498,711          3,064,619          2,964,348
    Subsidiaries and corporate product line                                277,473            175,682            194,705
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,776,184     $    3,240,301     $    3,159,053
                                                                    ===============    ===============    ===============

  The Company serves more than 13 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

  The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

  The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

  Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

  Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

  Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss). During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the periods presented.

    COMMISSION INCOME

  Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

  Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

  The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

  Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

  The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

  Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

  Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

  Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

  Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

  Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2014 and 2013, the Company had $1,828 and $4,560, respectively, of real estate held for sale.

  For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

  For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

  Policy loans are carried at the unpaid principal balance.

  Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

  A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

  The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $28,805 and $21,530 at December 31, 2014 and 2013, respectively.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2014 and 2013 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2014 and 2013 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

  The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

  Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

    REALIZED AND UNREALIZED GAINS AND LOSSES

  Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

  An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

  For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

  For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

  The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

  For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

  The Company evaluates its alternative investments on a fund by fund basis for impairment using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate an impairment, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

  The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2014 or 2013.

  The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

  The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

  The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

    SEPARATE ACCOUNTS

  Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

  The Company periodically invests money in its separate accounts. At December 31, 2014 and 2013, the fair value of these investments included within equity securities on the consolidated balance sheets was $56,517 and $72,497, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

  The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 140 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

  The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $13, $11 and $9 for the years ended December 31, 2014, 2013 and 2012, respectively.

  The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

  It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

  The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

  Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

  TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

  The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

  For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

  For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2014 and 2013. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

  Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income
  (loss).

  DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
  (loss) on the consolidated statements of operations and comprehensive income
  (loss).

  The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

  The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                       2014               2013
                                                  ---------------    ---------------
    Balance at beginning of year                  $       25,212     $       13,962
    Capitalization                                         6,470             11,259
    Amortization and interest                             (4,424)            (1,189)
    Adjustment for unrealized gains (losses)                (937)             1,180
                                                  ---------------    ---------------
    Balance at end of year                        $       26,321     $       25,212
                                                  ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

  In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

  The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

  The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

  Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $59,798 and $53,491 as of December 31, 2014 and 2013, respectively, and amortized software expense of $20,197, $18,122 and $17,172 for the years ended December 31, 2014, 2013 and 2012, respectively.

    PROPERTY AND EQUIPMENT

  Property and equipment are carried at cost, net of accumulated depreciation of $140,112 and $144,360 at December 31, 2014 and 2013, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2014, 2013 and 2012, was $11,516, $10,097, and $9,826, respectively.

    REINSURANCE

  Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

  Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2014, the Company has assumed an average rate of investment yields ranging from 3.26% to 5.75%.

  Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

  Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

  Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

  Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2014 and 2013, the total participating business in force was $2,362,707 and $2,468,845, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% and 0.4% at December 31, 2014 and 2013, respectively.

    INCOME TAXES

  The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

  The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

  The following is a description of certain significant risks facing the
  Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

  Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

  Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

    Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

    Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

    Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

    The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners
    (NAIC).

    The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

    The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

  Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

  As of December 31, 2014, approximately 98.6% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

  The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

  As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

  Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

  Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

  Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

  Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

  Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

  Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

(4) NEW ACCOUNTING PRONOUNCEMENTS

  In November 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-17, Business Combinations (Topic 805): Pushdown Accounting a consensus of the FASB Emerging Issues Task Force, which provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. ASU 2014-17 was effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. The Company had no material impact to its consolidated results of operations or financial position as a result of the adoption of ASU 2014-17.

  In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic
  860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 is effective prospectively for the annual reporting period beginning January 1, 2015. The Company is currently evaluating the impact of this new guidance and does not expect the adoption of ASU 2014-11 to have a material effect to its consolidated results of operations or financial position.

  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. The new guidance is effective January 1, 2017 and early adoption is not permitted. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or
  (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

  In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income (loss) to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

  The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    230,252     $          -      $          -      $    230,252
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          548,638                 -           548,638
      Foreign government securities                                -           38,966                 -            38,966
      Corporate securities                                         -        6,366,958           913,393         7,280,351
      Asset-backed securities                                      -          343,360            38,724           382,084
      Commercial mortgage-backed securities (CMBS)                 -        1,088,933                 -         1,088,933
      Residential mortgage-backed securities (RMBS)                -        2,357,296               132         2,357,428
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            230,252       10,744,151           952,249        11,926,652
    Equity securities, available-for-sale                    393,716           41,066               170           434,952
    Fixed maturity securities on loan:
      U.S. government securities                               1,648                -                 -             1,648
      Corporate securities                                         -           43,406                 -            43,406
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan                1,648           43,406                 -            45,054
    Equity securities on loan                                  2,575                -                 -             2,575
    Derivative instruments:
      TBA derivative instruments                                   -           29,115                 -            29,115
      Other derivative instruments                                10          228,876                 -           228,886
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                              10          257,991                 -           258,001
                                                        -------------    --------------    -------------     -------------
             Total investments                               628,201       11,086,614           952,419        12,667,234
    Cash equivalents                                         291,356                -                 -           291,356
    Securities held as collateral                             23,805            5,593                 -            29,398
    Separate account assets                                3,279,626       16,208,458             1,122        19,489,206
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  4,222,988     $ 27,300,665      $    953,541      $ 32,477,194
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    149,594      $    149,594
    Future policy and contract benefits (1)                        -                -            41,909            41,909
    Derivative instruments (2)                                    27           39,547                 -            39,574
    Securities lending collateral                             23,805            6,662                 -            30,467
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $     23,832     $     46,209      $    191,503      $    261,544
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    352,415     $          -      $          -      $    352,415
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          359,396             1,468           360,864
      Foreign government securities                                -           48,422                 -            48,422
      Corporate securities                                         -        5,925,353           937,909         6,863,262
      Asset-backed securities                                      -          310,046           140,060           450,106
      CMBS                                                         -        1,136,127            14,520         1,150,647
      RMBS                                                         -        1,944,637               287         1,944,924
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            352,415        9,723,981         1,094,244        11,170,640
    Equity securities, available-for-sale                    403,213                -               196           403,409
    Fixed maturity securities on loan:
      U.S. government securities                              13,627                -                 -            13,627
      Corporate securities                                         -           24,026                 -            24,026
      Asset-backed securities                                      -                -             3,009             3,009
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan               13,627           24,026             3,009            40,662
    Equity securities on loan                                  1,656                -                 -             1,656
    Derivative instruments:
      TBA derivative instruments                                   -           28,703                 -            28,703
      Other derivative instruments                                 9          195,663                 -           195,672
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                               9          224,366                 -           224,375
                                                        -------------    --------------    -------------     -------------
             Total investments                               770,920        9,972,373         1,097,449        11,840,742
    Cash equivalents                                         220,714               50                 -           220,764
    Securities held as collateral                              3,728           17,885                 -            21,613
    Separate account assets                                2,860,719       15,179,921             4,265        18,044,905
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,856,081     $ 25,170,229      $  1,101,714      $ 30,128,024
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    125,087      $    125,087
    Future policy and contract benefits (1)                        -                -             (853)             (853)
    Derivative instruments (2)                                     9          101,197                 -           101,206
    Securities lending collateral                              3,728           27,020                 -            30,748
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      3,737     $    128,217      $    124,234      $    256,188
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value. The fair value of the minimum guaranteed withdrawal benefits embedded derivatives was a net asset and the amount was reported as a contra liability.

   (2) Included in other liabilities on the consolidated balance sheets.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

  When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

  Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

  For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

  Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

  The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

  Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    SEPARATE ACCOUNT ASSETS

  Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

  Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

  Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

  These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
   available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    1,468     $      -      $     (23)      $     -      $   (445)     $   (1,000)    $        -
    Corporate securities         937,909        1,034         17,164             -       (22,869)        (19,845)       913,393
    Asset-backed securities      140,060          874         (2,861)            -       (55,334)        (44,015)        38,724
    CMBS                          14,520            -              -             -       (14,520)              -              -
    RMBS                             287           76            (97)           33             -            (167)           132
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,094,244        1,984         14,183            33       (93,168)        (65,027)       952,249
 Equity securities,
    available-for-sale               196            -            (35)            -             -               9            170
 Fixed maturity
 securities,
   on loan:
    Asset-backed securities        3,009            -              -             -        (3,009)              -              -
 Separate account assets           4,265            -           (859)          150        (3,011)            577          1,122
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,101,714     $  1,984      $  13,289       $   183      $(99,188)     $  (64,441)    $  953,541
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES           SETTLEMENTS          NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $           -      $          -       $     (1,000)     $     (1,000)
     Corporate securities                                111,654           (34,928)           (96,571)          (19,845)
     Asset-backed securities                                   -            (4,151)           (39,864)          (44,015)
     RMBS                                                      -                 -               (167)             (167)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                               111,654           (39,079)          (137,602)          (65,027)
   Equity securities, available-for-sale                       9                 -                  -                 9
   Separate account assets                                 1,032              (424)               (31)              577
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     112,695      $    (39,503)      $   (137,633)     $    (64,441)
                                                  ===============    ==============     ==============    ==============

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
  available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    4,648     $      -      $     (130)     $      -     $      -      $   (3,050)    $    1,468
    Corporate securities       1,070,286            -         (54,273)            -      (26,503)        (51,601)       937,909
    Asset-backed securities      147,988        3,708         (10,900)        3,801            -          (4,537)       140,060
    CMBS                          17,809        1,902             957             -            -          (6,148)        14,520
    RMBS                           2,647          286            (238)            -            -          (2,408)           287
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,243,378        5,896         (64,584)        3,801      (26,503)        (67,744)     1,094,244
 Equity securities,
  available-for-sale                 188            1               8             -            -              (1)           196
 Fixed maturity securities,
  on loan:
    Asset-backed securities        7,717           44            (216)            -            -          (4,536)         3,009
 Separate account assets             446            -           1,076           208            -           2,535          4,265
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,251,729     $  5,941      $  (63,716)     $  4,009     $(26,503)     $  (69,746)    $1,101,714
                              ===========   ==========    =============   ==========    =========    ============   ===========


   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2013:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES          SETTLEMENTS           NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $        450       $         -       $     (3,500)      $    (3,050)
     Corporate securities                                31,095                 -            (82,696)          (51,601)
     Asset-backed securities                             37,646           (11,849)           (30,334)           (4,537)
     CMBS                                                     -            (3,242)            (2,906)           (6,148)
     RMBS                                                     -            (2,303)              (105)           (2,408)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
       available-for-sale                                69,191           (17,394)          (119,541)          (67,744)
   Equity securities, available-for-sale                      -                (1)                 -                (1)
   Fixed maturity securities, on loan:
     Asset-backed securities                              4,036              (855)            (7,717)           (4,536)
   Separate account assets                                2,954              (316)              (103)            2,535
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     76,181       $   (18,566)       $  (127,361)      $   (69,746)
                                                  ===============    ==============     ==============    ==============

  Transfers of securities among the levels occur at the beginning of the reporting period.

  There were no transfers between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.

  There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2014 and 2013.

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $  125,087     $  24,507     $        -      $    -       $      -      $       -      $ 149,594
   Future policy and
   contract
      benefits                      (853)       42,816              -           -              -            (54)        41,909
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
       Total financial
        liabilities           $  124,234     $  67,323     $        -      $    -        $     -      $     (54)     $ 191,503
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $   58,942     $  66,145     $        -      $     -      $      -      $       -      $ 125,087
   Future policy and
      contract benefits           60,284       (60,981)             -            -             -           (156)          (853)
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
       Total financial
        liabilities           $  119,226     $   5,164     $        -      $     -      $      -      $    (156)     $ 124,234
                              ===========   ==========    =============   ==========    ==========   ===========   ===========


   (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2013 was $(7,185), of which $59,090 was included in net realized investment gains (losses) and $(66,275) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                              RANGE
        LEVEL 3 INSTRUMENT         FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

                                                                               Yield/spread to           52 bps - 226 bps
      Corporate securities        $  912,698       Discounted cash flow        U.S. Treasuries (1)          (133 bps)

                                                                               Yield/spread to           83 bps - 581 bps
      Asset-backed securities         37,413       Discounted cash flow        U.S. Treasuries (1)          (173 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
        account balances          $  149,594      Option pricing techniques    Lapse rates (3)               0% to 16%
                                                                               Market volatility (6)         0% to 30%


                                                                                                            1983a and
      Future policy and                            Discounted cash flow/       Mortality rates (2)      annuity 2000 table
        contract benefits             41,909      Option pricing techniques    Lapse rates (3)               0% to  15%
                                                                               Utilization rates (4)         0% to 100%
                                                                               Withdrawal rates (5)          0% to   7%
                                                                               Market volatility (6)         0% to  20%
                                                                               Nonperformance
                                                                                 risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2013:

                                                                                                              RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE        VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

      Agencies not backed by
       the full faith and
       credit of the U.S.                                                     Yield/spread to
       government                  $   1,024       Discounted cash flow       U.S. Treasuries (1)            57 bps

                                                                              Yield/spread to           47 bps - 366 bps
      Corporate securities           935,202       Discounted cash flow       U.S. Treasuries (1)          (165 bps)

                                                                              Yield/spread to           47 bps - 792 bps
      Asset-backed securities         72,615       Discounted cash flow       U.S. Treasuries (1)          (204 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/      Mortality rates (2)       Annuity 2000 table
       account balances            $ 125,087      Option pricing techniques   Lapse rates (3)               0% to 16%
                                                                              Market volatility (6)         0% to 20%

                                                                                                             1983a and
      Future policy and                            Discounted cash flow/      Mortality rates (2)       annuity 2000 table
       contract benefits                (853)     Option pricing techniques   Lapse rates (3)               0% to  15%
                                                                              Utilization rates (4)         0% to 100%
                                                                              Withdrawal rates (5)          0% to   7%
                                                                              Market volatility (6)         0% to  20%
                                                                              Nonperformance
                                                                                risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

  Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

  The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

  For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

  For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

  For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

  The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------

    Mortgage loans                                      $          -     $          -      $      5,300      $      5,300
    Other invested assets:
      Real estate held for sale                                    -                -             1,828             1,828
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      7,128      $      7,128
                                                        =============    ==============    =============     =============


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,560      $      4,560
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,560      $      4,560
                                                        =============    ==============    =============     =============

  Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

  The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

  The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                         DECEMBER 31, 2014
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,930,683      $          -      $          -     $  2,022,665      $  2,022,665
       Policy loans                        380,603                 -                 -          450,398           450,398

    Liabilities:
       Deferred annuities             $  2,213,072      $          -      $          -     $  2,347,583      $  2,347,583
       Annuity certain contracts            74,866                 -                 -           79,223            79,223
       Other fund deposits               1,965,138                 -                 -        1,962,082         1,962,082
       Supplementary contracts
         without life contingencies         89,997                 -                 -           89,997            89,997
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      393,000                 -                 -          395,434           395,434
       Separate account liabilities     12,659,745         3,279,626         9,378,997            1,122        12,659,745


                                                                        DECEMBER 31, 2013
                                      ------------------------------------------------------------------------------------
                                         CARRYING                                      FAIR
                                           VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,760,316      $          -      $          -     $  1,768,515      $  1,768,515
       Policy loans                        356,696                 -                 -          410,567           410,567

    Liabilities:
       Deferred annuities             $  2,464,519      $          -      $          -     $  2,559,824      $  2,559,824
       Annuity certain contracts            78,251                 -                 -           82,937            82,937
       Other fund deposits               1,954,808                 -                 -        1,950,305         1,950,305
       Supplementary contracts
         without life contingencies         76,613                 -                 -           76,613            76,613
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      318,000                 -                 -          320,311           320,311
       Separate account liabilities     11,738,365         2,860,719         8,873,381            4,265        11,738,365

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

  Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2014 and 2013 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

  The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

  Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

  The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

  The carrying value of the Company's fixed maturity portfolio totaled $11,971,706 and $11,211,302 at December 31, 2014 and 2013, respectively. Fixed maturity securities represent 75.5% and 76.0% of total invested assets at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, publicly traded fixed maturity securities comprised 80.5% and 79.3%, respectively, of the total fixed maturity portfolio.

  The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

  The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,285,683 and $1,834,903 agency backed RMBS and $71,745 and $110,021 non-agency backed RMBS as of December 31, 2014 and 2013, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72. The fair value of the Company's subprime securities as of December 31, 2013 was $24,772 with unrealized losses totaling $372.

  The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

  The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $437,527 and $405,065 as of December 31, 2014 and 2013, respectively.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                 GROSS           GROSS
                                               AMORTIZED      UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES          AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   205,029     $    25,756      $        533     $         -      $    230,252
    Agencies not backed by the full faith
     and credit of the U.S. government           526,255           24,721            2,338               -           548,638
    Foreign government securities                 33,795            5,171                -               -            38,966
    Corporate securities                       6,849,148          454,572           25,776          (2,407)        7,280,351
    Asset-backed securities                      360,701           21,891            1,026            (518)          382,084
    CMBS                                       1,042,703           43,396            2,642          (5,476)        1,088,933
    RMBS                                       2,222,247          137,494              947           1,366         2,357,428
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 11,239,878          713,001           33,262          (7,035)       11,926,652
    Equity securities - unaffiliated             364,775           74,833            4,656               -           434,952
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,604,653     $    787,834     $     37,918     $    (7,035)     $ 12,361,604
                                             ============    =============    =============    ============    =============


   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED        UNREALIZED       OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES         AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   337,016     $    21,670      $      6,271     $         -     $     352,415
    Agencies not backed by the full faith
     and credit of the U.S. government           382,903            4,345           26,384               -           360,864
    Foreign government securities                 44,558            3,864                -               -            48,422
    Corporate securities                       6,559,136          393,095           92,906          (3,937)        6,863,262
    Asset-backed securities                      432,732           20,601            4,530          (1,303)          450,106
    CMBS                                       1,137,902           34,851           30,580          (8,474)        1,150,647
    RMBS                                       1,907,164           63,297           21,813           3,724         1,944,924
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,801,411          541,723          182,484          (9,990)       11,170,640
    Equity securities - unaffiliated             336,108           73,038            5,737               -           403,409
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,137,519     $    614,761      $    188,221    $    (9,990)    $  11,574,049
                                             ============    =============    =============    ============    =============

   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $     1,653     $         -      $          5     $         -     $      1,648
    Corporate securities                          43,792            1,606            1,992               -           43,406
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           45,445            1,606            1,997               -           45,054
    Equity securities - unaffiliated               2,190              467               82               -            2,575
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    47,635     $     2,073      $      2,079     $         -     $     47,629
                                             ============    =============    =============    ============    =============

                                                                 GROSS           GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2013                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $    13,829     $         -      $        202     $         -     $     13,627
    Corporate securities                          23,806            1,090              870               -           24,026
    Asset-backed securities                        3,024               -                15               -            3,009
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           40,659            1,090            1,087               -           40,662
    Equity securities - unaffiliated               1,403              253                -               -            1,656
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    42,062     $     1,343      $      1,087     $         -     $     42,318
                                             ============    =============    =============    ============    =============

  The amortized cost and fair value of fixed maturity securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                  AVAILABLE-FOR-SALE
                                                           AVAILABLE-FOR-SALE                     SECURITIES ON LOAN
                                                    ----------------------------------    -----------------------------------
                                                       AMORTIZED             FAIR            AMORTIZED              FAIR
                                                          COST              VALUE               COST               VALUE
                                                    ---------------    ---------------    ---------------     ---------------
    Due in one year or less                         $      362,519     $      370,091     $            -      $            -
    Due after one year through five years                2,004,726          2,181,112                  -                   -
    Due after five years through ten years               3,368,010          3,556,836             45,445              45,054
    Due after ten years                                  1,878,972          1,990,168                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
                                                         7,614,227          8,098,207             45,445              45,054
    Asset-backed and mortgage-backed
       securities                                        3,625,651          3,828,445                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
         Total                                      $   11,239,878     $   11,926,652     $       45,445      $       45,054
                                                    ===============    ===============    ===============     ===============

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                 DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                          AMORTIZED         LOSSES AND
                                                       FAIR VALUE           COST           OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $       17,036     $       17,131     $           95                   7
    Agencies not backed by the full faith and
       credit of the U.S. government                        14,406             14,488                 82                   4
    Corporate securities                                   539,310            556,186             16,876                 182
    Asset-backed securities                                 21,379             21,600                221                   6
    CMBS                                                    18,297             18,417                120                   4
    RMBS                                                     1,924              1,929                  5                   3
    Equity securities - unaffiliated                        56,943             60,325              3,382                  66

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       14,295     $       14,733     $          438                  13
    Agencies not backed by the full faith and
       credit of the U.S. government                        66,767             69,023              2,256                  10
    Corporate securities                                   248,496            257,396              8,900                  66
    Asset-backed securities                                 28,575             29,380                805                   5
    CMBS                                                   162,425            164,984              2,559                  18
    RMBS                                                    67,919             72,168              4,249                  39
    Equity securities - unaffiliated                        10,301             11,575              1,274                   9

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $      215,353     $      221,319     $        5,966                  38
    Agencies not backed by the full faith and
       credit of the U.S. government                       220,771            242,801             22,030                  45
    Corporate securities                                 1,320,608          1,397,899             77,291                 308
    Asset-backed securities                                100,801            105,021              4,220                  28
    CMBS                                                   441,094            467,416             26,322                  47
    RMBS                                                   760,756            782,389             21,633                 127
    Equity securities - unaffiliated                        65,183             70,860              5,677                  66


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $        2,931     $        3,236     $          305                   1
    Agencies not backed by the full faith and
       credit of the U.S. government                        13,006             17,360              4,354                   2
    Corporate securities                                    98,469            114,084             15,615                  22
    Asset-backed securities                                  2,794              3,107                310                   1
    CMBS                                                    38,646             43,302              4,656                  11
    RMBS                                                    43,150             50,587              7,437                  27
    Equity securities - unaffiliated                         2,097              2,157                 60                   4

  The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $        1,648     $        1,653     $            5                   1
    Corporate securities                                     6,213              6,552                339                   2
    Equity securities - unaffiliated                           912                994                 82                   1


                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                    13,531             15,184              1,653                   1
    Equity securities - unaffiliated                             -                  -                  -                   -

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE      AMORTIZED COST      OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       13,627     $       13,829     $          202                   3
    Corporate securities                                    10,684             11,554                870                   2
    Asset-backed securities                                  3,009              3,024                 15                   1


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                         -                  -                  -                   -
    Asset-backed securities                                      -                  -                  -                   -


  For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2014, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

  The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2014.

  U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

  Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

  Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

  The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2014, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

  The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2014, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2014, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 53.8% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

  Equity securities with unrealized losses at December 31, 2014 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

  At December 31, 2014 and 2013, fixed maturity securities and cash equivalents with a carrying value of $28,442 and $27,734, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

  The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,935,983 and $1,760,316 at December 31, 2014 and 2013, respectively.

  All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

  During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $18,500 were sold during 2014.

  The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                         2014               2013
                                    ---------------    ---------------
    Industrial                      $      769,224     $      702,020
    Office buildings                       368,498            384,787
    Retail facilities                      396,530            368,865
    Apartment                              251,567            196,878
    Other                                  150,164            107,766
                                    ---------------    ---------------
         Total                      $    1,935,983     $    1,760,316
                                    ===============    ===============

  If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

  A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

  The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                          2014                2013               2012
                                                                    ---------------     ---------------    ---------------

    Balance at beginning of year                                    $        4,677      $        3,800     $        4,130
          Addition to (release of) allowance                                (2,407)                877               (330)
          Write-downs, net of recoveries                                        -                   -                  -
                                                                    ---------------     ---------------    ---------------
    Balance at end of year                                          $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

    End of year valuation allowance basis:
          Specific allowance                                        $        1,221      $        3,094     $        1,221
          General allowance                                                  1,049               1,583              2,579
                                                                    ---------------     ---------------    ---------------
    Total valuation allowance                                       $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

  As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. As of December 31, 2014, The Company had four loans with a total carrying value of $8,684, net of a $1,049 general valuation allowance. The two loans having a specific valuation allowance were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

  As of December 31, 2013, the Company had three loans with a total carrying value of $17,974, net of a $3,094 specific valuation allowance. As of December 31, 2013, The Company had seven loans with a total carrying value of $18,574, net of a $1,583 general valuation allowance. The three loans having a specific valuation allowance were held in the office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2013 was $1,188. In addition, two of the loans that had a specific valuation allowance were modified in a troubled debt restructuring and one was in the process of foreclosure. There were no troubled debt restructurings that subsequently defaulted during 2013.

  As of December 31, 2014, the Company had no delinquent mortgage loans.

  The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

  The following table provides a summary of performing and nonperforming mortgage loans as of December 31:


                                                2014               2013
                                          ---------------    ---------------
    Performing mortgage loans             $    1,935,983     $    1,753,116
    Nonperforming mortgage loans                       -              7,200
                                          ---------------    ---------------
         Total                            $    1,935,983     $    1,760,316
                                          ===============    ===============

  The one loan classified as a nonperforming mortgage loan at December 31, 2013 was held in the office buildings class.

  Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

  The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                           2014            2013           2012
                                                                     --------------- --------------- --------------
    Number of properties acquired                                                 1              -              2
    Carrying value of mortgage loans prior to real estate
       acquisition                                                   $        7,500    $         -     $    8,420
    Loss recognized upon acquisition in satisfaction of debt                      -              -              -


    ALTERNATIVE INVESTMENTS

  Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  The Company's composition of alternative investments by type were as follows:

                                                            December 31, 2014                     December 31, 2013
                                                    ----------------------------------    ----------------------------------
                                                       Carrying           Percent            Carrying            Percent
                                                        value             of total            value              of total
                                                    ---------------    ---------------    ---------------     ---------------
    Alternative investments
        Private equity funds                        $      332,163              61.9%     $      289,908               58.5%
        Mezzanine debt funds                               203,413              37.9%            203,391               41.1%
        Hedge funds                                          1,345               0.2%              1,920                0.4%
                                                    ---------------    ---------------    ---------------     ---------------
             Total alternative investments          $      536,921             100.0%     $      495,219              100.0%
                                                    ===============    ===============    ===============     ===============

    NET INVESTMENT INCOME

  Net investment income for the years ended December 31 was as follows:


                                         2014               2013               2012
                                   ---------------    ---------------    ---------------

    Fixed maturity securities      $      527,106     $      514,933     $      514,936
    Equity securities                      14,411             12,418              9,493
    Mortgage loans                        100,289             93,430             88,753
    Policy loans                           24,614             24,121             24,513
    Cash equivalents                           27                 38                 11
    Alternative investments                20,648             16,036             11,548
    Derivative instruments                    (60)              (217)                23
    Other invested assets                   1,843              1,656              2,552
                                   ---------------    ---------------    ---------------
       Gross investment income            688,878            662,415            651,829
    Investment expenses                   (24,579)           (22,582)           (21,541)
                                   ---------------    ---------------    ---------------
       Total                       $      664,299     $      639,833     $      630,288
                                   ===============    ===============    ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  2014               2013               2012
                                            ---------------    ---------------    ---------------
    Fixed maturity securities               $       22,943     $       (1,302)    $       37,116
    Equity securities                               38,770             19,860             10,741
    Mortgage loans                                  (2,753)              (762)               215
    Alternative investments                         43,718             16,843             26,249
    Derivative instruments                          14,086            (71,487)             9,015
    Other invested assets                              (95)              (407)              (723)
    Securities held as collateral                   17,086                601                120
                                            ---------------    ---------------    ---------------
         Total                              $      133,755     $     (36,654)     $       82,733
                                            ===============    ===============    ===============

  Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities, available-for-sale:
          Gross realized gains                                      $       39,432     $       32,258     $       44,459
          Gross realized losses                                            (13,637)           (33,065)            (7,056)
    Equity securities:
          Gross realized gains                                              44,030             22,890             14,682
          Gross realized losses                                             (5,254)            (2,893)            (3,228)
    Alternative investments:
          Gross realized gains                                              39,882             24,320             34,479
          Gross realized losses                                               (960)              (457)               (87)

  Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                          2014              2013               2012
                                                                     ---------------    --------------     --------------
    Fixed maturity securities
        Corporate securities                                         $        2,852     $         495      $           -
        RMBS                                                                      -                 -                287
    Mortgage loans                                                            6,183                 -                115
    Equity securities                                                             6               137                713
    Alternative investments                                                       -             7,020              8,143
    Other invested assets                                                         -               500                650
                                                                     ---------------    --------------     --------------
         Total other-than-temporary impairments                      $        9,041     $       8,152      $       9,908
                                                                     ===============    ==============     ==============

  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       26,964     $       26,670     $       44,908
    Additions:
          Initial impairments - credit loss OTTI recognized on
             securities not previously impaired                              2,852                495                  -
          Additional impairments - credit loss OTTI recognized
             on securities previously impaired                                   -                  -                287
    Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
             during the period of securities previously credit
             loss OTTI impaired                                            (12,380)              (201)           (18,525)
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       17,436     $       26,964     $       26,670
                                                                    ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

  Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                         ---------------------------------------    ---------------------------------------
                                                              FAIR VALUE                                 FAIR VALUE
                                                       -------------------------                  -------------------------
       PRELIMINARY
     UNDERLYING RISK                      NOTIONAL                   LIABILITIES     NOTIONAL                   LIABILITIES
        EXPOSURE        INSTRUMENT TYPE    AMOUNT         ASSETS         (1)          AMOUNT         ASSETS         (1)
    ------------------ ----------------- ----------    -----------   -----------    ----------    -----------   -----------
    Interest rate      Interest rate
                          swaps          $  496,500     $   26,675    $     669     $  456,500     $   10,999     $  41,162
                       Interest rate
                          swaptions         285,000          8,860            -        285,000          5,322             -
                       Interest rate
                          futures           407,000              8            8        406,950              7             7
                       Interest rate
                          caps              100,000            534            -        100,000          2,844             -
                       Interest rate
                          floors                  -              -            -        160,000            789             -
                       TBAs                  27,905         29,115            -         28,640         28,703             -
    Foreign currency   Foreign currency
                          swaps              17,000          5,295            -         17,000          3,136             -
    Equity market      Equity futures       344,351              2            2        220,417              2             2
                       Equity options     4,109,672        187,512       38,895      2,799,602        172,573        60,035
                                         ----------    -----------   -----------    ----------    -----------    ----------
        Total derivatives                $5,787,428     $  258,001    $  39,574     $4,474,109     $  224,375     $ 101,206
                                         ==========    ===========   ===========    ==========    ===========    ==========


   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

  The Company has steadily increased the volume of derivatives trading throughout 2014 and 2013. This is evident through the increase in notional amounts in 2014.

  The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

  Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

  Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

  Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

  Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

  Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

  Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

  Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

  Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

  The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                           DECEMBER 31, 2014
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             68,325       $               (86)      $                  -
    Interest rate swaptions                                  3,538                         -                          -
    Interest rate futures                                   14,945                         -                        (34)
    Interest rate caps                                      (1,897)                     (414)                         -
    Interest rate floors                                        85                       (81)                         -
    TBAs                                                       601                         -                          -
    Foreign currency swaps                                   2,170                       525                          -
    Foreign currency forwards                                  (96)                       (4)                         -
    Equity futures                                         (18,223)                        -                     14,252
    Equity options                                         (12,599)                        -                     74,840
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $             56,849       $               (60)      $             89,058
                                              ======================     ======================    =======================

                                                                           DECEMBER 31, 2013
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $           (50,040)       $               (87)      $                  -
    Interest rate swaptions                                (3,054)                         -                          -
    Interest rate futures                                 (18,085)                         -                        (29)
    Interest rate caps                                      1,807                          -                          -
    Interest rate floors                                     (270)                      (601)                         -
    TBAs                                                      (68)                         -                          -
    Foreign currency swaps                                  2,562                        489                          -
    Foreign currency forwards                                (205)                       (18)                         -
    Equity futures                                        (25,137)                         -                     15,915
    Equity options                                        (40,134)                         -                     87,204
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $          (132,624)       $              (217)      $            103,090
                                              ======================     ======================    =======================


  The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):


                                                                           DECEMBER 31, 2012
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $              8,576       $               (88)      $                  -
    Interest rate swaptions                                   (236)                        -                          -
    Interest rate futures                                    4,701                         -                        (56)
    Interest rate caps                                        (777)                        -                          -
    Interest rate floors                                     2,267                      (326)                         -
    TBAs                                                       686                         -                          -
    Foreign currency swaps                                   3,315                       435                          -
    Foreign currency forwards                                  (19)                        2                          -
    Equity futures                                         (19,305)                        -                     11,680
    Equity options                                         (11,092)                        -                     18,332
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $            (11,884)       $               23       $             29,956
                                              ======================     ======================    =======================

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $203,232 and $101,223 at December 31, 2014 and 2013, respectively, and the Company delivered collateral in the amount of $21,561 and $25,290 at December 31, 2014 and 2013, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

  The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2014               2013
                                                            ---------------    ---------------
    Embedded derivatives within annuity products:
      Minimum guaranteed withdrawal benefits                $     (36,107)     $        6,551
      Guaranteed payout floors                                     (5,802)            (5,698)
      Other                                                        (5,384)            (4,472)

    Embedded derivatives within life insurance products:
      Equity-linked index credits                           $    (144,210)     $    (120,615)

  The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Embedded derivatives within annuity products:
      Net realized investment gains (losses)                        $     (42,763)     $      61,137      $       20,899
      Policyholder benefits                                                  (912)              (365)                436

    Embedded derivatives within life insurance products:
      Policyholder benefits                                         $     (23,595)     $     (65,780)     $      (23,909)


  At December 31, 2014 and 2013, fixed maturity and equity securities with a carrying value of $21,561 and $25,290, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

  The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

  The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

  As of December 31, 2014 and 2013, the Company was the primary beneficiary for relationships with certain entities and development stage companies related to the Company's business that were considered VIEs and consolidated.

  The following table summarizes the impact of consolidation to the consolidated balance sheets as of December 31:


                                              2014               2013
                                         ---------------    ---------------
    Other invested assets                $        (302)     $        (300)
    Cash and cash equivalents                       349                394
    Other assets                                     64                 65
    Income tax recoverable - current                 69                  -
    Income tax liability - current                    -                  3
    Accrued commissions and expenses                108                 69
    Other liabilities                                 -                 87
    Noncontrolling interests                         76                  -

  The following table summarizes the impact of consolidation to the consolidated statements of operations and comprehensive income (loss) for the year ended December 31:

                                           2014               2013
                                      ---------------    ---------------
    Commission income                 $          784     $          114
    General operating expenses                   749                110
    Commission expense                            83                  -
    Current income tax expense                  (44)                  4


    NON-CONSOLIDATED VIES

  The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

  In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $536,921 and $495,219 and the maximum exposure was $833,195 and $801,943 at December 31, 2014 and 2013,
  respectively.

(9) NET FINANCE RECEIVABLES

  The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

  Finance receivables as of December 31 were as follows:


                                                 2014               2013
                                            ---------------    ---------------
    Direct installment loans                $      345,378     $      323,700
    Retail installment notes                        57,296             49,512
                                            ---------------    ---------------
            Gross finance receivables              402,674            373,212
    Accrued interest and charges                     6,731              6,264
    Unearned finance charges                      (114,273)          (103,176)
    Allowance for losses                           (15,789)           (14,781)
                                            ---------------    ---------------
            Finance receivables, net        $      279,343     $      261,519
                                            ===============    ===============

  Direct installment loans at December 31, 2014 and 2013 consisted of $234,078 and $222,715, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $12,321 and $10,108, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

  Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2014 were as follows:

    2015                                                                 $        1,798
    2016                                                                         24,427
    2017                                                                        109,004
    2018                                                                        141,534
    2019                                                                         18,153
    2020 and thereafter                                                             216
                                                                         ---------------
         Total finance receivables, net of unearned finance charges             295,132
    Allowance for losses                                                        (15,789)
                                                                         ---------------
            Finance receivables, net                                     $      279,343
                                                                         ===============

  During the years ended December 31, 2014, 2013 and 2012, principal cash collections of direct installment loans were $120,702, $110,650 and $100,486, respectively, and the percentages of these cash collections to average net balances were 53%, 52% and 51%, respectively. Retail installment notes principal cash collections were $52,958, $44,410 and $40,276, respectively, and the percentages of these cash collections to average net balances were 141%, 140% and 146% for the years ended December 31, 2014, 2013 and 2012, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past-due aging. Past-due accounts (gross finance receivables) as of December 31, 2014 were as follows:

    Direct installment loans:
         30-60 days past due                             $       12,084
         61-90 days past due                                      7,214
         91 days or more past due                                18,930
                                                         ---------------
            Total direct installment loans                       38,228
    Retail installment notes:
         30-60 days past due                                        885
         61-90 days past due                                        444
         91 days or more past due                                 1,281
                                                         ---------------
            Total  retail installment notes                       2,610
                                                         ---------------
               Total gross finance receivables past due  $       40,838
                                                         ===============

    Percentage of gross finance receivables                       10.1%

  The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2014 and 2013.

  Changes in the allowance for losses for the years ended December 31 were as follows:

                                              2014               2013               2012
                                         ---------------    ---------------    ---------------
    Balance at beginning of year         $       14,781     $       13,396     $       12,406
    Provision for credit losses                  14,052             11,635              9,090
    Charge-offs                                (18,240)           (15,030)           (12,780)
    Recoveries                                    5,196              4,780              4,680
                                         ---------------    ---------------    ---------------
    Balance at end of year               $       15,789     $       14,781     $       13,396
                                         ===============    ===============    ===============

  The following table provides additional information about the allowance for losses as of December 31:

                                                                  2014               2013
                                                             ---------------    ---------------
    Non-impaired gross finance receivables:
       Gross receivables balance                             $      394,745     $      365,342
       General reserves                                              15,478             14,469

    Impaired gross finance receivables (including TDRs):
       Gross receivables balance                             $        7,929     $        7,870
       General reserves                                                 311                312

  All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2014 and 2013 was $1 and $9, respectively. Impaired loan balances at December 31, 2014 and 2013 are $0 and $4, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2014.

  The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2014 and 2013 was $26,230 and $26,201, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2014 and 2013.

  Loans classified as TDRs were $7,929 and $7,865 at December 31, 2014 and 2013, respectively. The number of loans classified as TDR accounts were 3,365 and 3,134 at December 31, 2014 and 2013, respectivley. For the years ended December 31, 2014 and 2013, the Company modified $10,005 and $9,457, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default, during 2014. For loans modified as TDRs during 2013, $4,821 subsequently experienced a payment default during 2013. The Company recognized interest income of $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2014 and 2013, respectively.

  The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former, and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

  The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2014 and 2013. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                           2014                2013
                                                                                      ---------------     ---------------
    Customer type:
         New borrower                                                                 $       50,347      $       49,833
         Former borrower                                                                      33,573              31,415
         Existing borrower                                                                   242,089             220,555
         Refinance borrower                                                                   19,369              21,897
         Retail borrower                                                                      57,296              49,512
                                                                                      ---------------     ---------------
            Total gross finance receivables                                           $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer creditworthiness:
         Non-bankrupt gross finance receivables:
            Direct installment loans                                                  $      344,192      $      322,333
            Retail installment notes                                                          57,178              49,401
                                                                                      ---------------     ---------------
               Total non-bankrupt gross finance receivables                                  401,370             371,734
         Bankrupt gross finance receivables:
            Direct installment loans                                                           1,186               1,367
            Retail installment notes                                                             118                 111
                                                                                      ---------------     ---------------
               Total bankrupt gross finance receivables                                        1,304               1,478
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer payment performance:
         Direct installment loans:
            Contractually performing, current to 30 days past due                     $      307,150      $      286,129
            Contractually performing, 31 to 60 days past due                                  12,084              12,107
            Contractually nonperforming, 61 or more days past due                             26,144              25,464
                                                                                      ---------------     ---------------
               Total direct installment loans                                                345,378             323,700
         Retail installment notes:
            Contractually performing, current to 30 days past due                             54,686              46,849
            Contractually performing, 31 to 60 days past due                                     885                 945
            Contractually nonperforming, 61 or more days past due                              1,725               1,718
                                                                                      ---------------     ---------------
               Total retail installment notes                                                 57,296              49,512
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============

(10) INCOME TAXES

  Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                        2014                2013                2012
                                                                   ---------------     ----------------     --------------
    Computed income tax expense                                    $     165,865       $        80,528      $     119,810
    Difference between computed and actual tax expense:
         Dividends received deduction                                    (20,615)              (19,977)           (14,551)
         Tax credits                                                      (2,790)               (2,079)            (2,031)
         Change in valuation allowance                                         -                    (8)                 1
         Expense adjustments and other                                        66                  (150)               914
                                                                   ---------------     ----------------     --------------
             Total income tax expense                              $     142,526       $        58,314      $     104,143
                                                                   ===============     ================     ==============

  The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                       2014               2013
                                                                  ---------------    ---------------
    Deferred tax assets:
         Policyholder liabilities                                 $       88,613      $      65,830
         Pension, postretirement and other benefits                       21,629             15,867
         Tax deferred policy acquisition costs                           204,865            186,551
         Deferred gain on individual disability coinsurance                3,802              4,694
         Net realized capital losses                                      84,756            107,242
         Other                                                            17,822             16,939
                                                                  ---------------    ---------------
            Gross deferred tax assets                                    421,487            397,123

    Deferred tax liabilities:
         Deferred policy acquisition costs                               275,242            281,774
         Premiums                                                         20,464             18,909
         Real estate and property and equipment depreciation               5,474             11,068
         Basis difference on investments                                  83,364             52,313
         Net unrealized capital gains                                    268,124            191,661
         Ceding commissions and goodwill                                  12,590              3,052
         Other                                                            32,015             24,283
                                                                  ---------------    ---------------
            Gross deferred tax liabilities                               697,273            583,060
                                                                  ---------------    ---------------
                Net deferred tax liability                        $      275,786      $     185,937
                                                                  ===============    ===============

  As of December 31, 2014 and 2013, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

  The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2014, 2013, and 2012, was $0, $(8) and $1,
  respectively.

  At December 31, 2014, net operating loss carryforwards were $56 with the majority expiring beginning in 2028. The capital loss carryforward at December 31, 2014 was $473 which expires beginning in 2017. At December 31, 2014, alternative minimum tax credit carryforwards were $6 which do not expire.

  Income taxes paid for the years ended December 31, 2014, 2013 and 2012, were $132,411, $110,962 and $113,664, respectively.

  A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                         2014               2013
                                                                   ---------------    ---------------
    Balance at beginning of year                                   $        9,855     $       11,135
    Additions based on tax positions related to current year                1,323                892
    Reductions for tax positions of prior years                            (8,253)            (2,172)
                                                                   ---------------    ---------------
    Balance at end of year                                         $        2,925     $        9,855
                                                                   ===============    ===============

  Included in the balance of unrecognized tax benefits at December 31, 2014 are potential benefits of $2,925 that, if recognized, would affect the effective tax rate on income from operations.

  As of December 31, 2014, accrued interest and penalties of $41 are recorded as current income tax liabilities on the consolidated balance sheets and $1,279 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

  At December 31, 2014, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

  The consolidated federal income tax return for MMC and subsidiaries for 2012 is currently under examination by the IRS and the IRS has informed MMC that it does not intend to audit its consolidated tax return for the year 2013. For years 2008 and 2009, the IRS completed their audit, resolving the one remaining issue in accordance with the Industry Director Directive put out by the IRS in 2012, and issued their final report on a fully agreed basis. The Company has accrued the resulting refund. The Company may incur additional taxes owed or refunded for these years, however, as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact to its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

  The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

  The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. During 2013, the Company amended the agents plan eliminating certain future benefits.

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                           PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Change in benefit obligation:
    Benefit obligation at beginning of year         $      66,861     $      70,909      $       5,750     $       8,099
    Service cost                                            1,665             1,990                132               181
    Interest cost                                           3,317             2,921                249               308
    Amendment                                                   -                 -                  -            (1,747)
    Actuarial loss (gain)                                  11,096            (6,337)               681              (587)
    Benefits paid                                          (3,205)           (2,622)              (413)             (504)
                                                    --------------    --------------     --------------    --------------
    Benefit obligation at end of year               $      79,734     $      66,861      $       6,399     $       5,750
                                                    ==============    ==============     ==============    ==============

                                                            PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------    ---------------    --------------
    Change in plan assets:
    Fair value of plan assets at beginning
       of year                                      $      63,882     $      58,985     $           -      $           -
    Actual return on plan assets                            3,581             3,973                 -                  -
    Employer contribution                                   4,553             3,546               413                504
    Benefits paid                                          (3,205)           (2,622)             (413)              (504)
                                                    --------------    --------------    ---------------    --------------
    Fair value of plan assets at end of year        $      68,811     $      63,882     $           -      $           -
                                                    ==============    ==============    ===============    ==============

    Net amount recognized:
    Funded status                                   $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)

    Amounts recognized on the consolidated
       balance sheets:
    Prepaid benefit cost                            $           -     $       1,164     $           -      $           -
    Accrued benefit cost                                  (10,923)           (4,143)           (6,399)            (5,750)
                                                    --------------    --------------    ---------------    --------------
    Net amount recognized                           $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)
                                                    ==============    ==============    ===============    ==============

    Weighted average assumptions used to
      determine benefit obligations:
    Discount rate                                           3.77%             4.64%              3.74%             4.49%
    Rate of compensation increase                           4.00%             4.50%                  -                 -

    Weighted average assumptions used to
      determine net periodic benefit costs:
    Expected long-term return on plan assets                5.12%             5.22%                  -                 -
    Discount rate                                           4.64%             3.75%              4.49%             3.53%
    Rate of compensation increase                           4.50%             4.50%                  -                 -

    Components of net periodic benefit cost:
    Service cost                                    $       1,665     $       1,990     $          132     $         181
    Interest cost                                           3,317             2,921                249               308
    Expected return on plan assets                         (3,157)           (2,913)                 -                 -
    Prior service benefit amortization                        (80)              (80)              (492)             (676)
    Recognized net actuarial loss (gain)                      526             1,241               (644)              (66)
                                                    --------------    --------------    ---------------    --------------
    Net periodic benefit cost                       $       2,271     $       3,159     $         (755)    $        (253)
                                                    ==============    ==============    ===============    ==============

    Other changes in plan assets and benefit
      obligations recognized in other
        comprehensive income (loss):
    Net gain (loss)                                 $     (10,672)    $       7,397     $         (681)    $         586
    Amortization of net loss (gain)                           526             1,241               (644)              (66)
    Amortization of prior service benefit                     (80)              (80)              (492)             (676)
    Amendment                                                   -                 -                  -             1,747
                                                    --------------    --------------    ---------------    --------------
    Total recognized in other comprehensive
        income (loss)                               $     (10,226)    $       8,558     $       (1,817)    $       1,591
                                                    ==============    ==============    ===============    ==============

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                    --------------------------------     --------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Amounts recognized in accumulated
      other comprehensive income (loss):
    Net actuarial gain (loss)                       $     (20,751)    $     (10,605)     $       1,615     $       2,940
    Prior service benefit                                     695               775              2,550             3,042
                                                    --------------    --------------     --------------    --------------
    Accumulated other comprehensive income
      (loss) at end of year                         $     (20,056)    $      (9,830)     $       4,165     $       5,982
                                                    ==============    ==============     ==============    ==============

    Accumulated benefit obligation                  $      75,094     $      63,097      $       6,399     $       5,750

    Plans with accumulated benefit obligation
      in excess of plan assets:
    Projected benefit obligation                    $      49,067     $      43,427
    Accumulated benefit obligation                         49,067            43,427
    Fair value of plan assets                              40,847            39,285

  Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

  The Company updated its mortality assumption as of December 31, 2014 with respect to it pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 issuance of a report on mortality tables and expected future improvement in mortality rates. This assumption change is a component of the 2014 net actuarial gain
  (loss) and resulted in an increase in benefit obligations.

  The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
  (loss) into net periodic benefit cost in 2015 are $80 and $1,389, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2015 are $951 and $97, respectively. In 2015, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

  Estimated future benefit payments for pension and other postretirement plans:


                          PENSION                              MEDICARE
                          BENEFITS        OTHER BENEFITS        SUBSIDY
                      ---------------    ---------------    --------------

    2015              $        3,234     $          384     $           -
    2016                       3,301                402                 -
    2017                       3,426                373                 -
    2018                       3,558                355                 -
    2019                       3,621                330                 -
    2020 - 2024               19,456              1,762                 -

  For measurement purposes, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.0% for 2019 and remain at that level thereafter. For 2013, the assumed health care cost trend rates start at 8.0% in 2013 and decrease gradually to 5.0% for 2019 and remain at that level thereafter.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 2014 and 2013. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2014 by $292 and the service cost and interest cost components of net periodic benefit costs for 2014 by $13. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2014 by $209 and the service cost and interest cost components of net periodic postretirement benefit costs for 2014 by $10.

  To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

  Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

  Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

  The target asset allocation as of December 31, 2014, for each of the broad investment categories, weighted for all plans combined is as follows:

    Equity securities                           14% to   26%
    Fixed maturity securities                   14% to   26%
    Insurance company general account           59% to   61%
    Other                                        0% to    2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                2014               2013
                                           ---------------    ---------------
    Equity securities                                20%                18%
    Fixed maturity securities                        20%                20%
    Insurance company general account                60%                62%

  Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

  The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

  At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

  The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

  The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

  The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


    DECEMBER 31, 2014                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      27,964     $           -      $      27,964
    Insurance company general account                          -                  -            40,847             40,847
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      27,964     $      40,847      $      68,811
                                                   ===============    ==============    ===============    ==============

    DECEMBER 31, 2013                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      24,597     $           -      $      24,597
    Insurance company general account                          -                  -            39,285             39,285
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      24,597     $      39,285      $      63,882
                                                   ===============    ==============    ===============    ==============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

  Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

  Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3.

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                          PURCHASES,
                                                BALANCE AT      TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                BEGINNING        (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                                 OF YEAR             FAIR VALUE               NET            YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    39,285     $             1,562      $          -      $   40,847

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:


                                                                                          PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION        SALES AND       BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN        SETTLEMENTS,      END OF
                                                 OF YEAR            FAIR VALUE               NET             YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    37,875     $             1,410      $          -      $   39,285

  Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2014 and 2013. There were no transfers in to or out of level 3 for the years ending December 31, 2014 and 2013.

  The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     PROFIT SHARING PLANS

  The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2014, 2013, and 2012 of $1,555, $1,392, and $1,440, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

  Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                         2014                2013               2012
                                                                    ---------------     ---------------    ---------------
    Balance at January 1                                            $      566,748      $      588,067     $      582,986
          Less:  reinsurance recoverable                                   489,863             521,028            518,536
                                                                    ---------------     ---------------    ---------------
    Net balance at January 1                                                76,885              67,039             64,450
                                                                    ---------------     ---------------    ---------------
    Incurred related to:
          Current year                                                     115,886             103,670             81,582
          Prior years                                                       (2,701)                453              7,243
                                                                    ---------------     ---------------    ---------------

    Total incurred                                                         113,185             104,123             88,825
                                                                    ---------------     ---------------    ---------------
    Paid related to:
          Current year                                                      73,750              63,762             61,058
          Prior years                                                       40,447              30,515             31,884
                                                                    ---------------     ---------------    ---------------
    Total paid                                                             114,197              94,277             92,942
    Purchase of subsidiaries (1)                                                 -                   -              6,706
                                                                    ---------------     ---------------    ---------------
    Net balance at December 31                                              75,873              76,885             67,039
          Plus:  reinsurance recoverable                                   475,074             489,863            521,028
                                                                    ---------------     ---------------    ---------------
    Balance at December 31                                          $      550,947      $      566,748     $      588,067
                                                                    ===============     ===============    ===============

     (1) See note 17.

  In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(2,701), $453, and $7,243 in 2014, 2013, and 2012,
  respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

  Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Direct premiums                                                 $    2,623,272     $    2,317,613     $    2,092,066
    Reinsurance assumed                                                     35,056             31,925             25,733
    Reinsurance ceded                                                    (619,019)          (557,332)          (446,495)
                                                                    ---------------    ---------------    ---------------
         Net premiums                                               $    2,039,309     $    1,792,206     $    1,671,304
                                                                    ===============    ===============    ===============

  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $560,918, $512,532 and $402,053 during 2014, 2013, and 2012, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

  The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

  The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

  The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income
  (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2014, 2013 or 2012.

  The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  At December 31, the Company had the following variable annuity contracts with guarantees:

                                                               2014                  2013
                                                         ------------------    ------------------
  Return of net deposits:
   In the event of death
    Account value                                        $       3,907,904     $       3,512,025
    Net amount at risk                                   $           4,632     $           4,711
    Average attained age of contractholders                           61.4                  60.7
   As withdrawals are taken
    Account value                                        $         294,706     $         269,630
    Net amount at risk                                   $             613     $             131
    Average attained age of contractholders                           68.7                  68.7

  Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $         226,257     $         201,998
    Net amount at risk                                   $          17,479     $          15,460
    Average attained age of contractholders                           67.7                  66.7
   At annuitization
      Account value                                      $         566,637     $         606,217
    Net amount at risk                                   $               -     $               -
    Weighted average period remaining until expected
      annuitization (in years)                                         4.4                   5.0
   As withdrawals are taken
    Account value                                        $       2,314,181     $       1,878,052
    Net amount at risk                                   $          26,978     $           7,995
    Average attained age of contractholders                           63.2                  62.8

  Highest specified anniversary account value:
   In the event of death
    Account value                                        $         774,010     $         769,018
    Net amount at risk                                   $           6,714     $           5,084
    Average attained age of contractholders                           62.1                  61.2

  Guaranteed payout annuity floor:
    Account value                                        $          52,994     $          52,817
    Net amount at risk                                   $               2     $               6
    Average attained age of contractholders                           73.5                  72.9

  Account value (general and separate accounts)          $       5,402,575     $       4,730,037
  Net amount at risk                                     $      49,383,440     $      47,279,305
  Average attained age of policyholders                               49.0                  49.0

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                    MINIMUM GUARANTEED
                                     DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,723      $           5,698     $          (6,551)     $          62,168
    Incurred guarantee benefits                 2,648                    158                42,658                 23,496
    Paid guaranteed benefits                     (663)                   (54)                    -                (12,130)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           4,708      $           5,802     $          36,107      $          73,534
                                    ===================    ===================   ===================    ===================

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2013 were as follows:

                                     MINIMUM GUARANTEED
                                      DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                          BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,370      $          12,381     $          47,903      $          49,120
    Incurred guarantee benefits                   749                 (6,527)              (54,454)                24,310
    Paid guaranteed benefits                     (396)                  (156)                    -                (11,262)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,723      $           5,698     $          (6,551)     $          62,168
                                    ===================    ===================   ===================    ===================

  The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

  The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2014 and 2013 (except where noted otherwise):

    - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 17.32% and 15.28% for 2014 and 2013, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2014 and 2013 (except where noted otherwise):

    -   Separate account investment performance assumption was 8.00%.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades up to 7.00% over five years.
    -   Separate account discount rate was 7.73%.


  Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               -----------------------------------    ------------------------------------
                                                     2014               2013                2014                2013
                                               ----------------   ----------------    ----------------    ----------------
  Equity                                       $     2,352,820    $     2,355,948     $     1,625,599     $     1,669,163
  Bond                                                 922,410            867,350             225,118             211,647
  Balanced                                           1,430,136          1,074,541             344,188             347,928
  Money market                                          48,836             51,619              25,966              27,093
  Mortgage                                              59,856             57,621              75,538              36,281
  Real estate                                           94,113             75,962              90,112              47,529
                                               ----------------   ----------------    ----------------    ----------------
       Total                                   $     4,908,171    $     4,483,041     $     2,386,521     $     2,339,641
                                               ================   ================    ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

  The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2014 and 2013, the liability associated with unremitted premiums and claims payable was $28,805 and $21,530, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2014 and 2013, the Company had restricted the use of $28,805 and $21,530, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

  Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

  The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                      2014                2013               2014                2013
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        53,105     $        52,733


  Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income
  (loss).

    LONG-TERM DEBT

  The following table provides a summary of long-term debt as of December 31:


                                                      LIABILITY
                                         ------------------------------------
                                               2014                2013
                                         ----------------    ----------------
   Surplus notes                         $       118,000     $       118,000
   Federal Home Loan Bank borrowings             275,000             200,000
                                         ----------------    ----------------
      Total long-term debt               $       393,000     $       318,000
                                         ================    ================

  In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2014 and 2013, the balance of the surplus notes was $118,000. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income (loss).

  All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2014 and 2013, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2014, 2013 and 2012 was $9,735, $9,735 and $9,782, respectively.

  The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2014 and 2013, accumulated amortization was $974 and $870, respectively.

  The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2014 have a maturity of seven years with principal due at that time. The Company pledged $550,090 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2014. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $203,770 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $21,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

  At December 31, 2014, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2015, $0; 2016, $0; 2017, $0; 2018, $0; 2019, $150,000; thereafter, $243,000.

  Total interest paid by the Company for the years ended December 31, 2014, 2013 and 2012 was $10,303, $10,115 and $9,874, respectively.

(17) BUSINESS COMBINATIONS

  On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

  During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

  During 2012, the Company acquired an insurance company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675, at acquisition, represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $1,090 and $2,157 for the years ended December 31, 2014 and 2013, respectively. No goodwill was recorded as part of the allocation of purchase price.

  The amount of acquisition-related additional cash consideration the Company may have to pay in 2015 and future years if certain thresholds are attained is $8,850 of which $6,776 was accrued at December 31, 2014.

(18) GOODWILL AND INTANGIBLE ASSETS

  The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                              2014                2013
                                        ----------------    ----------------
    Balance at beginning of year        $        45,156     $        40,675
    Additions                                    63,946               4,481
                                        ----------------    ----------------
    Balance at end of year              $       109,102     $        45,156
                                        ================    ================

  Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2014, 2013, and 2012.

  The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                        ----------------------------------------    ---------------------------------------
                                          GROSS                          NET           GROSS                        NET
                                         CARRYING      ACCUMULATED     CARRYING      CARRYING     ACCUMULATED     CARRYING
                                          AMOUNT       AMORTIZATION     AMOUNT        AMOUNT     AMORTIZATION      AMOUNT
                                        ----------    -------------   ----------    ---------    -------------    ---------
   Customer relationships               $  60,269     $   (21,974)    $ 38,295      $ 26,838     $   (19,266)     $  7,572
   Other                                    9,226          (4,790)       4,436         5,126          (4,082)        1,044
                                        ----------    -------------   ----------    ---------    -------------    ---------
      Total finite-lived intangible
       assets                           $  69,495     $   (26,764)    $ 42,731      $ 31,964     $   (23,348)     $  8,616
                                        ==========    =============   ==========    =========    =============    =========

  Finite-lived intangible assets acquired during the years ended December 31, 2014 and 2013 were $37,531 and $5,653 with a weighted average amortization period of 10 years and 6 years, respectively.

  The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2014, 2013, or 2012.

  Intangible asset amortization expense for 2014, 2013, and 2012 in the amount of $3,416, $2,187, and $1,941, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income
  (loss). Projected amortization expense for the next five years is as follows:
  2015, $7,030; 2016, $6,071; 2017, $4,438; 2018, $4,022; 2019, $3,786.

(19) RELATED PARTY TRANSACTIONS

  The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $21,013, $19,590 and $18,157 during 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, the amount due to Advantus under these agreements was $8,217 and $7,708, respectively.

  The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $998, $1,046 and $975 for the years ended December 31, 2014, 2013 and 2012, respectively.

  Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2014, 2013 and 2012, the amounts transferred were $13,929, $11,556, and $10,272, respectively.

  The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2014 and 2013, the amount payable to the Company was $16,583 and $18,624, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2014, 2013, and 2012 were $68,244, $65,332 and $63,186, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2014, 2013 and 2012 was $25,091, $24,264 and $28,229,
  respectively. The amount payable to SFG at December 31, 2014 and 2013 was $536 and $2,908, respectively. As of December 31, 2014 and 2013, the Company also had a receivable from SFG, in the amount of $27,978 and $1,262, respectively, related to the advance of future years' defined benefit plan expenses.

  In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2014, 2013 and 2012, respectively, for this policy. No claims were paid during 2014, 2013 and 2012. As of December 31, 2014 and 2013, reserves held under this policy were $36,313 and $31,885, respectively.

  The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $38,231, $29,958 and $23,523 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, commission revenue due to the Company from its affiliates was $3,741 and $2,263, respectively.

  Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,756, $9,816 and $7,623 in commission expenses related to the sales of these products for the years ended December 31, 2014, 2013 and 2012, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

  Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                      DECEMBER 31, 2014
                                                                      ---------------------------------------------------
                                                                          BEFORE           TAX BENEFIT         NET OF
                                                                            TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     369,382      $    (129,286)    $     240,096
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (61,090)            21,381           (39,709)
       Unrealized gains (losses) on securities - OTTI                        (2,955)             1,034            (1,921)
       Adjustment to deferred policy acquisition costs                     (198,649)            69,527          (129,122)
       Adjustment to reserves                                               (19,585)             6,854           (12,731)
       Adjustment to unearned policy and contract fees                      114,854            (40,199)           74,655
       Adjustment to pension and other postretirement plans                 (11,353)             3,974            (7,379)
       Less: Reclassification adjustment for expenses
          included in net income                                               (690)               243              (447)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     189,914      $     (66,472)    $     123,442
                                                                      ==============     ==============    ==============


                                                                                      DECEMBER 31, 2013
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $    (572,782)     $     202,680     $    (370,102)
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (33,801)            11,831           (21,970)
       Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923            (5,429)
       Adjustment to deferred policy acquisition costs                      246,061            (86,122)          159,939
       Adjustment to reserves                                               110,274            (38,596)           71,678
       Adjustment to unearned policy and contract fees                      (99,756)            34,915           (64,841)
       Adjustment to pension and other postretirement plans                   9,730             (3,406)            6,324
       Less: Reclassification adjustment for expenses
          included in net income                                                419               (147)              272
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $    (348,207)     $     124,078     $    (224,129)
                                                                      ==============     ==============    ==============

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                      DECEMBER 31, 2012
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     351,968      $    (124,341)    $     227,627
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (72,038)            25,213           (46,825)
       Unrealized gains (losses) on securities - OTTI                        17,222             (6,028)           11,194
       Adjustment to deferred policy acquisition costs                      (89,533)            31,337           (58,196)
       Adjustment to reserves                                               (44,051)            15,418           (28,633)
       Adjustment to unearned policy and contract fees                        9,761             (3,416)            6,345
       Adjustment to pension and other postretirement plans                  (1,438)               504              (934)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     171,891      $     (61,313)    $     110,578
                                                                      ==============     ==============    ==============


  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity
        securities                                                         (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ----------------
        Unrealized investment gains (losses), before
         income tax                                                        61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ----------------
          Unrealized investment gains (losses), net of
           income tax                                             $        39,709
                                                                  ================

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ----------------
        Amortization of pension and other postretirement plan
         items, before income tax                                            (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ----------------
          Amortization of pension and other postretirement
           plan items, net of income tax                          $          (447)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2013 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
      Unrealized gains (losses)                                   $        41,953     Other net realized investment gains
      Unrealized OTTI losses - OTTI on fixed maturity
       securities                                                            (495)    OTTI on fixed maturity securities
      Unrealized OTTI losses - OTTI on other securities                    (7,657)    Other net realized investment gains
                                                                  ----------------
       Unrealized investment gains (losses), before
        income tax                                                         33,801
      Deferred income tax benefit (expense)                               (11,831)
                                                                  ----------------
         Unrealized investment gains (losses), net of
          income tax                                              $        21,970
                                                                  ================

    Pension and other postretirement plans (1):
      Amortization of prior service benefit                       $           756     General operating expenses
      Amortization of net actuarial losses                                 (1,175)    General operating expenses
                                                                  ----------------
       Amortization of pension and other postretirement plan
        items, before income tax                                             (419)
      Deferred income tax benefit (expense)                                   147
                                                                  ----------------
         Amortization of pension and other postretirement
          plan items, net of income tax                           $          (272)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                     2014              2013
                                                                ---------------    --------------
    Gross unrealized gains                                      $     799,275      $     736,213
    Gross unrealized losses                                           (39,997)          (197,671)
    Gross unrealized losses - OTTI                                      7,035              9,990
    Adjustment to deferred policy acquisition costs                  (249,802)           (51,153)
    Adjustment to reserves                                           (100,290)           (80,705)
    Adjustment to unearned policy and contract fees                   107,806             (7,048)
    Adjustment to pension and other postretirement plans              (15,891)            (3,848)
                                                                ---------------    --------------
                                                                      508,136            405,778
    Deferred federal income tax expenses                             (172,326)          (136,262)
                                                                ---------------    --------------
          Net accumulated other comprehensive income (loss)     $     335,810      $     269,516
                                                                ===============    ==============

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

  The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the years ended December 31, 2013 and 2012 there were no dividends declared or paid to SFG.

  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2014 statutory results, the maximum amount available for the payment of dividends during 2015 by Minnesota Life Insurance Company without prior regulatory approval is $260,042.

  For the years ended December 31, 2014, 2013 and 2012 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

  The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

  The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2014 and 2013, these securities were reported at fair value of $29,115 and $28,703, respectively.

  The Company has long-term commitments to fund alternative investments and real estate investments totaling $296,274 as of December 31, 2014. The Company estimates that $119,000 of these commitments will be invested in 2015, with the remaining $177,274 invested over the next four years.

  As of December 31, 2014, the Company had committed to originate mortgage loans totaling $174,990 but had not completed the originations.

  As of December 31, 2014, the Company had committed to purchase corporate fixed maturity securities totaling $3,000 but had not completed the purchase transactions.

  The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2015, $11,267; 2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267. The
  Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2015, $679; 2016, $491; 2017, $359; 2018,
  $331; 2019, $325. Lease expense, net of sub-lease income, for the years ended December 31, 2014, 2013 and 2012 was $8,755, $8,672, and $8,731, respectively.
  The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $169 for the years ended December 31, 2014, 2013 and 2012, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2015, $121; 2016, $118; 2017, $98; 2018, $0; 2019, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2015, $4,294; 2016, $4,155; 2017, $3,288; 2018, $1,609; 2019, $1,158.

  At December 31, 2014, the Company had guaranteed the payment of $45,900 of policyholder dividends and discretionary amounts payable in 2015. The Company has pledged fixed maturity securities, valued at $56,514 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

  The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2014 and 2013, the assets held in trust were $569,688 and $561,177, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

  Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

  In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

  In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

  The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2014 and 2013 was approximately $3,393 and $4,735, respectively.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2014 and 2013, this liability was $1,595 and $1,580, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,906 and $2,864 as of December 31, 2014 and 2013, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

  The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

  The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2014, 2013 and 2012.

  The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $212,936, $123,126 and $137,877 in 2014, 2013 and 2012, respectively.
  Statutory surplus of these operations was $2,600,420 and $2,329,680 as of December 31, 2014 and 2013, respectively.

(24) SUBSEQUENT EVENTS

  The Company evaluated subsequent events through March 3, 2015, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014
                                 (IN THOUSANDS)

                                                                                                              AS SHOWN
                                                                                                               ON THE
                                                                                                            CONSOLIDATED
TYPE OF INVESTMENT                                                  COST (2)               VALUE           BALANCE SHEET (1)
                                                               ------------------   ------------------    ------------------
Fixed maturity securities
     U.S. government                                            $        205,029     $        230,252      $        230,252
     Agencies not backed by the full faith and
       credit of the U.S. government                                     526,255              548,638               548,638
     Foreign governments                                                  33,795               38,966                38,966
     Public utilities                                                    748,267              821,854               821,854
     Asset-backed securities                                             360,701              382,084               382,084
     Mortgage-backed securities                                        3,264,950            3,446,361             3,446,361
     All other corporate fixed maturity securities                     6,100,881            6,458,497             6,458,497
                                                               ------------------   ------------------    ------------------
        Total fixed maturity securities                               11,239,878           11,926,652            11,926,652
                                                               ------------------   ------------------    ------------------

Equity securities:
     Common stocks:
        Public utilities                                                  29,330               30,438                30,438
        Banks, trusts and insurance companies                            160,464              192,453               192,453
        Industrial, miscellaneous and all other                          121,888              159,126               159,126
     Nonredeemable preferred stocks                                       53,093               52,935                52,935
                                                               ------------------   ------------------    ------------------
        Total equity securities                                          364,775              434,952               434,952
                                                               ------------------   ------------------    ------------------

Mortgage loans on real estate                                          1,935,983               xxxxxx             1,935,983
Real estate                                                                1,828               xxxxxx                 1,828
Policy loans                                                             380,603               xxxxxx               380,603
Other investments                                                        339,353               xxxxxx               339,353
Alternative investments                                                  536,921               xxxxxx               536,921
Derivative investments                                                   258,001               xxxxxx               258,001
Fixed maturity securities on loan                                         45,445               xxxxxx                45,054
Equity securities on loan                                                  2,190               xxxxxx                 2,575
                                                               ------------------                         ------------------
        Total                                                          3,500,324               xxxxxx             3,500,318
                                                               ------------------                         ------------------

Total investments                                               $     15,104,977               xxxxxx      $     15,861,922
                                                               ==================                         ==================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                                     AS OF DECEMBER 31,
                            -----------------------------------------------------------------------
                               DEFERRED         FUTURE POLICY                        OTHER POLICY
                                POLICY            BENEFITS,                           CLAIMS AND
                              ACQUISITION       LOSSES, CLAIMS       UNEARNED          BENEFITS
                                 COSTS          AND SETTLEMENT     PREMIUMS (2)        PAYABLE
         SEGMENT                                 EXPENSES (1)
--------------------------  ----------------   -----------------  ---------------   ---------------
2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                            ----------------   -----------------  ---------------   ---------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                            ================   =================  ===============   ===============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                            ----------------   -----------------  ---------------   ---------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                            ================   =================  ===============   ===============

2012:
   Life insurance            $      536,606     $     4,575,182    $     172,069     $     373,466
   Accident and
      health insurance               19,126             701,781           42,963            49,354
   Annuity                          132,608           5,430,037               50               129
                            ----------------   -----------------  ---------------   ---------------
                             $      688,340     $    10,707,000    $     215,082     $     422,949
                            ================   =================  ===============   ===============


                                                             FOR THE YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------------------------------
                                                                BENEFITS,       AMORTIZATION
                                                  NET         CLAIMS, LOSSES    OF DEFERRED          OTHER
                               PREMIUM        INVESTMENT      AND SETTLEMENT       POLICY          OPERATING         PREMIUMS
                             REVENUE (3)        INCOME         EXPENSES (5)     ACQUISITION        EXPENSES        WRITTEN (4)
         SEGMENT                                                                   COSTS
------------------------  --------------- ----------------  ---------------  ---------------  ----------------  ---------------
2014:
   Life insurance          $   2,112,889   $      425,261    $   1,915,329    $     146,242    $      753,805
   Accident and
      health insurance           327,307            9,284          112,251           10,414           181,813
   Annuity                       251,892          229,754          254,727           60,097           182,419
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,692,088   $      664,299    $   2,282,307    $     216,753    $    1,118,037    $           -
                          =============== ================  ===============  ===============  ================  ===============

2013:
   Life insurance          $   1,946,559   $      385,487    $   1,785,065    $     145,658    $      680,955
   Accident and
      health insurance           256,918            9,513           95,533           10,324           137,410
   Annuity                       192,109          244,833          238,852           31,852           178,682
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,395,586   $      639,833    $   2,119,450    $     187,834    $      997,047    $           -
                          =============== ================  ===============  ===============  ================  ===============

2012:
   Life insurance          $   1,842,337   $      364,491    $   1,651,792    $     140,816    $      625,277
   Accident and
      health insurance           217,725           10,273           87,652           11,102           120,410
   Annuity                       165,249          255,524          251,870           31,190           152,461
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,225,311   $      630,288    $   1,991,314    $     183,108    $      898,148    $           -
                          =============== ================  ===============  ===============  ================  ===============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends


See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                                                      PERCENTAGE
                                                                   CEDED TO        ASSUMED FROM                       OF AMOUNT
                                                 GROSS              OTHER             OTHER              NET           ASSUMED
                                                 AMOUNT           COMPANIES         COMPANIES           AMOUNT          TO NET
                                           ------------------- ----------------- ----------------- ----------------- --------------
2014:   Life insurance in force             $   1,073,096,250   $   326,467,564   $       823,627   $   747,452,313           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       2,155,932   $       538,929   $        31,905   $     1,648,908           1.9%
             Accident and health insurance            404,247            80,090             3,151           327,308           1.0%
             Annuity                                   63,093                 -                 -            63,093           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,623,272   $       619,019   $        35,056   $     2,039,309           1.7%
                                           =================== ================= ================= =================

2013:   Life insurance in force             $     971,213,330   $   279,648,064   $       758,016   $   692,323,282           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,954,717   $       482,492   $        28,737   $     1,500,962           1.9%
             Accident and health insurance            328,571            74,840             3,188           256,919           1.2%
             Annuity                                   34,325                 -                 -            34,325           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,317,613   $       557,332   $        31,925   $     1,792,206           1.8%
                                           =================== ================= ================= =================

2012:   Life insurance in force             $     852,121,680   $   223,204,714   $       870,715   $   629,787,681           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,746,021   $       347,852   $        22,871   $     1,421,040           1.6%
             Accident and health insurance            313,506            98,643             2,862           217,725           1.3%
             Annuity                                   32,539                 -                 -            32,539           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,092,066   $       446,495   $        25,733   $     1,671,304           1.5%
                                           =================== ================= ================= =================



See accompanying independent auditor's report.

                                    PART C

                              OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



(a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2014, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.


     2.   Statements of Assets and Liabilities, as of December 31, 2014.

     3.   Statements of Operations, year or period ended December 31, 2014.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2014 and 2013.


     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and subsidiaries.


     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2014 and 2013.

     3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2014.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014 and 2013.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.


(b)  Exhibits


     1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     2.   Not applicable.

     3. The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. previously filed on April 27, 2009 as exhibit 24(c)(3) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity, form 84-9091 previously filed April 23, 1997 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is
                     hereby incorporated by reference.

               (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (c) The Qualified Plan Agreement, form 84-9094 previously filed April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (d) The Retirement Certificate, form MHC-83-9060 previously filed March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (e) The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (f) The Endorsement, form 87-9171 previously filed April 23, 1997 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (g) The Flexible Payment Deferred Variable Annuity Contract, form MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (h) The Single Payment Deferred Variable Annuity Contract, form MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (i) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (j) Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-81 previously filed April 23, 1997 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, form 84-9091 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (l)  Endorsement, form 91-9256 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (m) The Single Payment Deferred Variable Annuity Contract, form 84- 9092 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (n)  Endorsement, form 91-9257 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (o) Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as Exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (p) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (q) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (r) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as
                    Exhibit 24(c)(4)(s) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.


               (s) Endorsement, form number 14-70265, previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.


          5. (a) Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (b) Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

               (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (b) Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (i) Shareholder Information Agreement among Securian Funds
                       Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vii)Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                  (viii) Amendment Number Eight to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.


               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as
                         Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment to Participation Agreement by and among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April
                         25, 2011 as exhibit 24(c)(8)(m)(vii)to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                  (viii) Amendment No. 7 to Participation Agreement dated May
                         1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

                   (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective
                         Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi) Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (h) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

                   (iii) Third Amendment to Target Funds Participation
                         Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                   (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (i) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (j) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (k) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (l) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

 9.   Opinion and consent of Michael P. Boyle, Esq.


10.  Opinion and Consent of KPMG LLP.


11.  Not applicable.

12.  Not applicable.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY


NAME AND PRINCIPAL                          POSITION AND OFFICES
BUSINESS ADDRESS                            WITH MINNESOTA LIFE
------------------                          ------------------------------------


Brian C. Anderson                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                            Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425


John W. Castro                              Director
898 Glouchester St.
Boca Raton, FL 33487

Gary R. Christensen                         Director, Attorney-in-Fact,
Minnesota Life Insurance Company            Senior Vice President,
400 Robert Street North                     General Counsel and
St. Paul, MN 55101                          Secretary

Susan L. Ebertz                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                             Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                           Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                              Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                            Director
101 North 7th St
Suite 202
Louisville, KY  40202

Christopher M. Hilger                      President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101



John H. Hooley                             Director
4623 McDonald Drive Overlook
Stillwater, MN  55082


Daniel H. Kruse                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


David J. LePlavy                           Senior Vice President, Treasurer and
Minnesota Life Insurance Company           Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Maria H. O'Phelan                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Daniel P. Preiner                           Director of Corporate Compliance
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                             Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215


Robert L. Senkler                           Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                           Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                        Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Loyall E. Wilson                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Warren J. Zaccaro                       Director, Executive Vice President
Minnesota Life Insurance Company        and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.

     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:


     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     Ochs, Inc.


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company

     Marketview Properties, LLC
     Marketview Properties II, LLC
     Marketview Properties IV, LLC
     Marketview Properties III, LLC (MN)


     Securian AAM Holdings, LLC

Majority-owned subsidiary of Securian AAM Holdings, LLC:
     Asset Allocation & Management Company, L.L.C.


Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Oakleaf Service Corporation
     Vivid Print Solutions, Inc.
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.




Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 4, 2015, the number of holders of securities of the Registrant were as follows:




             Title of Class              Number of Record Holders
             --------------              ------------------------
        Variable Annuity Contracts                10,810


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:

                        DIRECTORS AND OFFICERS OF UNDERWRITER

                                                   POSITIONS AND
NAME AND PRINCIPAL                                 OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
---------------------------------                  ------------------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101



Peter G. Berlute                                   Vice President - Business Operations and Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101



Suzanne M. Chochrek                                Vice President - Business and Market Development
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------
Securian
Financial
Services, Inc.  $43,100,936             ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                               SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 27th day of April, 2015.



                                        VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                    By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                    By         /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                   Christopher M. Hilger
                                                         President
                                               and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2015.



                                        MINNESOTA LIFE INSURANCE COMPANY


                                    BY        /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                  Christopher M. Hilger
                                                        President
                                               and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



              Signature                     Title                                       Date
              ---------                     -----                                       ----
/s/ Christopher M. Hilger                   President and Chief
----------------------------                Executive Officer
Christopher M. Hilger                                                                   April 27, 2015

*
----------------------------                Chairman
Robert L. Senkler

*                                           Director
----------------------------
Mary K. Brainerd


                                             Director
----------------------------
John W. Castro



*                                           Director
----------------------------
Gary R. Christensen


*                                           Director
----------------------------
Sara H. Gavin

*                                           Director
----------------------------
Eric B. Goodman


*                                           Director
----------------------------
John H. Hooley

*                                           Director
----------------------------
Trudy A. Rautio

*                                           Director
----------------------------
Bruce P. Shay

*                                           Director
----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President                    April 27, 2015
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief financial officer)


/s/ Warren J. Zaccaro                       Executive Vice President                    April 27, 2015
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief accounting officer)


/s/ David J. LePlavy                        Senior Vice President, Treasurer            April 27, 2015
----------------------------                and Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen                     Director, Attorney-in-Fact,                 April 27, 2015
----------------------------                Senior Vice President,
Gary R. Christensen                         General Counsel and Secretary




* Pursuant to power of attorney dated April 13, 2015, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------

9.                 Opinion and consent of Michael P. Boyle, Esq.

10.                Opinion and consent of KPMG LLP

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements